111

                                                      1933 Act File No. 33-44590
                                                      1940 Act File No. 811-6504

                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                                     Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X__
                                                                         -----

      Pre-Effective Amendment No.   ___ ............................
                                  ------                                 -----

      Post-Effective Amendment No.   33   ..........................       X__
                                   -------                               -----

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        _ X__
                                                                       -----

      Amendment No.   34  .............................................. _ X__
                    ------                                               -----

                               THE WACHOVIA FUNDS

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X _on January 31, 2000 pursuant to paragraph (b)(1)(v)
  _ 60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
___ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

__This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                            Copies to:

Donald W. Smith, Esquire                  Alan C. Porter, Esquire
Kirkpatrick & Lockhart L.L.P.             Piper & Marbury L.L.P.
1800 Massachusetts Avenue, N.W.           1200 Nineteenth Street, N.W.
Washington, D.C. 20036-1800               Washington, D.C. 20036-2430




                              THE WACHOVIA FUNDS &
                          THE WACHOVIA MUNICIPAL FUNDS

                                 CLASS A SHARES
                                 All Portfolios

                                 CLASS B SHARES
                                  Equity Fund
                            Quantitative Equity Fund
                              Special Values Fund
                                 Balanced Fund
                               Fixed Income Fund






                                   Prospectus
                                January 31, 2000




                                                                 [WACHOVIA LOGO]


www.wachoviafunds.com




PROSPECTUS


The Wachovia Funds

Class A Shares and Class B Shares        Class A Shares

Wachovia Equity Fund                     Wachovia Growth & Income Fund

Wachovia Quantitative Equity Fund        Wachovia Equity Index Fund

Wachovia Special Values Fund             Wachovia Emerging Markets Fund

Wachovia Balanced Fund                   Wachovia Personal Equity Fund

Wachovia Fixed Income Fund               Wachovia Intermediate Fixed Income Fund

                                         Wachovia Short-Term Fixed Income Fund



The Wachovia Municipal Funds


Class A Shares

Wachovia Georgia Municipal Bond Fund

Wachovia North Carolina Municipal Bond Fund

Wachovia South Carolina Municipal Bond Fund

Wachovia Virginia Municipal Bond Fund



As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


CONTENTS
Fund Goals, Strategies, Performance and Risk                            1
What are the Funds' Fees and Expenses?                                 17
What are the Funds' Main Investments and Investment Techniques?        19
What are the Risks of Investing in the Fund?                           20
What do Shares Cost?                                                   21
How are the Funds Sold?                                                23
How to Purchase Shares                                                 23
How to Exchange Shares                                                 24
How to Redeem Shares                                                   24
Account and Share Information                                          25
Who Manages the Funds?                                                 26
Financial Information                                                  28


JANUARY 31, 2000





Fund Goals, Strategies,
Performance and Risk

EQUITY FUNDS

WACHOVIA EQUITY FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to produce growth of principal and income.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its assets in stocks. The Fund's investment adviser selects securities based on a number of factors, incorporating both growth and value measures. The investment adviser uses a combination of fundamental analysis, quantitative modeling, strategic outlook, and relative price performance trends is used to select stocks that it perceives to be undervalued with prospects for improving fundamentals.

Total Return Bar Chart and Table


[CHART APPEARS HERE - SEE APPENDIX]


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 21.97% (quarter ended December 31, 1998). Its lowest quarterly return was (11.37%) (quarter ended September 30, 1998).


Average Annual Total Return Table

The following table represents the Fund's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 1999. The table shows the Fund's Class A Shares and Class B Shares total returns averaged over a period of years relative to the S&P 500 Index (S&P 500), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Calendar Period                                      Class A       Class B         S&P 500
1 Year                                                20.40%        20.06%          21.05%
5 Years                                               23.64%          N/A           28.56%
Start of Performance1                                 18.62%        25.22%          22.33%

1 The Fund's Class A Shares and Class B Shares start of performance dates were May 7, 1993 and July 23, 1996, respectively.

   Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



WACHOVIA QUANTITATIVE EQUITY FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to provide growth of principal and income.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its holdings in stocks. Stocks are selected using a quantitative computer valuation model provided by the Fund's sub-adviser. The model combines multiple factors believed to have predictive power in determining future stock price performance.

Total Return Bar Chart and Table


[CHART APPEARS HERE - SEE APPENDIX]


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 23.16% (quarter ended December 31, 1998). Its lowest quarterly return was (10.56%) (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 1999. The table shows the Fund's Class A Shares and Class B Shares total returns averaged over a period of years relative to the S&P 500 Index (S&P 500), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged,
and it is not possible to invest directly in an index.
Calendar Period Class A Class B S&P 500                 1 Year 10.36% 9.82%
21.05% 5 Years 25.38% N/A 28.56% Start of Performance/1/ 21.12% 25.58% 24.83%

1 The Fund's Class A Shares and Class B Shares start of performance dates were March 25, 1994 and July 23, 1996, respectively.

   Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



WACHOVIA GROWTH & INCOME FUND     WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to provide total return through growth of capital and current income.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its holdings in stocks. The Fund's investment adviser selects securities based on a number of factors, incorporating both growth and value measures. The investment adviser uses a combination of fundamental analysis, quantitative modeling, strategic outlook, and relative price performance trends is used to select stocks that it perceives to have the potential for growth of capital and/or income.

Total Return Bar Chart and Table


[CHART APPEARS HERE - SEE APPENDIX]


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 21.14% (quarter ended December 31, 1998). Its lowest quarterly return was (9.79%) (quarter ended September 30, 1998).


Average Annual Total Return Table

The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 1999. The table shows the Fund's Class A Shares total returns averaged over a period of years relative to the S&P 500 Index (S&P 500), a broad- based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest
directly in an index.                           Calendar Period Class A S&P 500
            1 Year 17.52% 21.05% 5 Years 26.41% 28.56% Start of Performance/1/
18.95% 21.66%

1 The Fund's Class A Shares start of performance date was January 29, 1993.

   Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA EQUITY INDEX FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to provide a total return that approximates that of the stock market as measured by the S&P 500 Index (S&P 500).

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing in a broadly diversified portfolio of common stocks that make up the S&P 500. The Fund normally aims to invest in all the stocks in the S&P 500 and closely match the performance of the S&P 500. The Fund is managed using a computer program that identifies which stocks should be purchased or sold in order to approximate, as much as possible, the investment return of the stocks in the S&P 500. Under normal circumstances, at least 95% of the value of the Fund's holdings will be invested in stocks in the S&P 500 and S&P 500 futures contracts. However, the Fund is not required to sell securities if the 95% investment level changes due to increases or decreases in the market value of portfolio securities.

Total Return Bar Chart and Table


[CHART APPEARS HERE - SEE APPENDIX]


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 21.17% (quarter ended December 31, 1998). Its lowest quarterly return was (10.05%) (quarter ended September 30, 1998).


Average Annual Total Return Table

The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 1999. The table shows the Fund's Class A Shares total returns averaged over a period of years relative to the S&P 500, a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period                                                 Class A         S&P 500
1 Year                                                             14.49%           21.05%
5 Years                                                            26.51%           28.56%
Start of Performance1                                              20.70%           22.33%

1 The Fund's Class A Shares start of performance date was May 7, 1993.

   Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



WACHOVIA SPECIAL VALUES FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to produce growth of principal.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing primarily in a portfolio of stocks of small U.S. companies. The investment adviser looks for significantly undervalued companies that it believes have the potential for above-average growth commensurate with increased risk. Typical investments are in stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above- average price appreciation. Under normal market conditions, the Fund intends to invest at least 65% of its assets in stocks of companies that have a market value capitalization of $1.5 billion or less. The Fund may invest up to 20% of total assets in foreign securities.

Total Return Bar Chart and Table


[CHART APPEARS HERE - SEE APPENDIX]


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 16.56% (quarter ended June 30, 1999). Its lowest quarterly
return was (18.00%) (quarter ended September 30, 1998).      Average Annual
Total Return Table     The following table represents the Fund's Class A Shares
and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 1999. The table shows the Fund's Class A Shares and Class B Shares total returns averaged over a period of years relative to the Russell 2000 Small Stock Index (Russell 2000), a broad based market index consisting of 2,000 small capitalization common stocks. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.
                          Calendar Period Class A Class B Russell 2000
        1 Year 1.57% N/A 21.26% 5 Years 18.18% N/A 16.69% Start of
Performance/1/ 13.81% 8.32% 14.29%

1 The Fund's Class A Shares and Class B Shares start of performance date were May 7, 1993 and March 26, 1999, respectively.

 Past performance does not necessarily predict future performance. This Information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WACHOVIA EMERGING MARKETS FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to produce long-term capital appreciation.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing primarily in a portfolio of securities of issuers located in countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. The investment adviser uses a value-oriented approach and selects companies in countries where political and economic factors, including currency movements, are likely to produce above average capital appreciation. Under normal market conditions, the Fund intends to invest at least 65% of its holdings in securities of issuers located in emerging market countries. Although the Fund will focus its investment on the common stocks of foreign companies located in emerging market countries, the Fund may also invest in other types of securities, including debt securities.

Total Return Bar Chart and Table


[CHART APPEARS HERE - SEE APPENDIX]


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 32.37% (quarter ended December 31, 1999). Its lowest quarterly return was (26.63%) (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 1999. The table shows the Fund's Class A Shares total returns averaged over a period of years relative to the International Finance Corporation Investable Index (Total Return Series) (IFCI), a broad based market index of over 1,000 securities in 26 emerging market countries. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period                                                   Class A          IFCI
1 Year                                                               58.09%         67.11%
5 Years                                                               6.32%          2.17%
Start of Performance/1/                                               6.29%          2.06%

1 The Fund's Class A Shares start of performance date was December 23, 1994.

   Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA PERSONAL EQUITY FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks growth of principal and income, while minimizing the impact of taxes on shareholder returns.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its goal by investing in a portfolio of common stocks of companies traded in an established market. The Fund's investment adviser indentifies the most attractive securities based on a disciplined analysis of investment criteria that considers both growth and value opportunities. The Fund is managed with a long-term time horizon, and is anticipated to have a lower turnover ratio than a typical equity mutual fund. With the goal of maximizing after-tax returns, the Fund's investment adviser will seek to minimize realized capital gains in general, and short-term capital gains in particular. For example, it will generally buy securities that it intends to hold over the long term, and avoid short- term trading. In deciding which securities to sell, the Fund's investment adviser will consider their capital gain or loss situation, and may attempt to off-set capital gains by selling securities that have gone down in value or that have the highest cost basis. Also, the Fund's investment adviser generally will consider selling any security that has not met its expectations for growth, in which case the capital gain generally would be relatively small. Successful application of this strategy will result in shareholders incurring capital gains when they ultimately sell their Fund shares.

Total Return Bar Chart and Table

The total return bar chart and table for the Fund's Class A Shares are not provided since the Class A Shares have not been in operation for a full calendar year. The total return for the Fund's Class A Shares from inception through November 30, 1999 is provided under the section "Financial Information."

WACHOVIA BALANCED FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to produce long-term growth of principal and current income.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing primarily in a portfolio of equity securities and debt securities. In selecting equity securities, the investment adviser uses a combined growth and value approach, seeking undervalued companies that it believes have improving prospects for growth. In selecting debt securities, the investment adviser seeks to maximize total return (which consists of capital gains and income) available from a diversified portfolio of fixed income securities which provide relative stability of principal and income as compared to other fixed income securities. Under normal market circumstances, the Fund will invest at least 65% of its holdings in equity securities and debt securities. As a matter of operating policy, the asset mix of the Fund will normally range between 50-70% in common stocks and convertible securities, 30-50% in preferred stocks and bonds, and 0-20% in money market instruments. The Fund will maintain at least 25% of its holdings in fixed income senior securities, including convertible senior securities.

Total Return Bar Chart and Table


[CHART APPEARS HERE - SEE APPENDIX]


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 12.86% (quarter ended December 31, 1998). Its lowest quarterly return was (5.22%) (quarter ended September 30, 1998).


Average Annual Total Return Table

The following table represents the Fund's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 1999. The table shows the Fund's Class A Shares and Class B Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBABI), each a broad based market index. LBABI measures both the capital price changes and the income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. agency obligations, foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period                            Class A         Class B         S&P 500          LBABI
1 Year                                         9.61%           9.01%           21.05%        (0.82%)
5 Years                                       17.34%            N/A            28.56%         7.73%
Start of Performance/1/                       13.67%          17.16%           22.33%         5.99%

1 The Fund's Class A Shares and Class B Shares start of performance dates were May 7, 1993 and July 23, 1996, respectively.

   Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


INCOME FUNDS

WACHOVIA FIXED INCOME FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks a high level of total return.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

As a secondary investment objective, the Fund attempts to minimize volatility of principal relative to the fixed income markets. Total return consists of income and capital gains (both realized and unrealized). The Fund pursues its investment objectives by investing primarily in a diversified portfolio of fixed income securities that, at the time of purchase, are rated in the top four investment categories by a nationally recognized statistical rating organization (NRSRO) or, if unrated, are of comparable quality to securities with such ratings. The Fund invests in corporate bonds, asset- and mortgage-backed securities and U.S. government securities. The investment adviser changes the Fund's weighting in these types of investments as it thinks appropriate and use fundamental macroeconomic, credit and market analysis to select portfolio securities. Normally, the Fund will maintain an average dollar-weighted maturity of between 6 to 10 years. The Fund will invest, under normal circumstances, at least 65% of the value of its holdings in fixed income securities.

Total Return Bar Chart and Table


[CHART APPEARS HERE - SEE APPENDIX]


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 5.97% (quarter ended June 30, 1995). Its lowest quarterly return was (3.12%) (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Fund's Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 1999. The table shows the Fund's Class A Shares and Class B Shares total returns averaged over a period of years relative to the Lehman Brothers Aggregate Bond Index (LBABI), a broad based market index. LBABI measures both the capital price changes and the income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. agency obligations, foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period                                      Class A              Class B               LBABI
1 Year                                                (6.14%)              (7.07%)              (0.82%)
5 Years                                                5.95%                 N/A                 7.73%
Start of Performance/1/                                4.34%                4.10%                5.99%

1 The Fund's Class A Shares and Class B Shares start of performance dates were May 7, 1993 and July 23, 1996, respectively.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WACHOVIA INTERMEDIATE FIXED INCOME FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks current income consistent with preservation of capital.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues it investment objective by investing primarily in a portfolio of fixed income securities, that, at the time of purchase, are rated in the top four investment categories by an NRSRO or, if unrated, are of comparable quality to securities with such ratings. The investment adviser changes the Fund's weighting in these types of investments as it thinks appropriate and uses fundamental macroeconomic, credit and market analysis to select portfolio securities. Normally, the Fund will maintain an average dollar-weighted maturity of between 3 to 10 years. The Fund will invest, under normal circumstances, at least 65% of the value of its holdings in fixed income securities with stated maturities or estimated average lives of 10 years or less.

Total Return Bar Chart and Table


[CHART APPEARS HERE - SEE APPENDIX]


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 5.25% (quarter ended June 30, 1995). Its lowest quarterly return was (3.26%) (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 1999. The table shows the Fund's Class A Shares total returns averaged over a period of years relative to the Lehman Brothers Government/ Corporate Intermediate Index (LBGCII), a broad based market index. LBGCII is comprised of all issues by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period                                                Class A               LBGCII
1 Year                                                           (6.27   %)             0.39%
5 Years                                                           5.40%                 7.10%
Start of Performance/1/                                           4.19%                 6.07%

1 The Fund's Class A Shares start of performance date was January 29, 1993.

   Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



WACHOVIA SHORT-TERM FIXED INCOME FUND     WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to produce a high level of current income.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing primarily in a portfolio of short-term fixed income securities that, at the time of purchase, are rated in the top for investment categories by an NRSRO or, if unrated, are of comparable quality to securities with such ratings. Under normal market circumstances, the Fund will invest at least 65% of its holdings in such securities. The investment adviser changes the Fund's weighting in these types of investments as it thinks appropriate and use fundamental macroeconomic, credit and market analysis to select portfolio securities. The Fund will maintain an average dollar-weighted maturity of between one to three years.

Total Return Bar Chart and Table


[CHART APPEARS HERE - SEE APPENDIX]


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 3.23% (quarter ended September 30, 1998). Its lowest quarterly return was (0.27%) (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 1999. The table shows the Fund's Class A Shares total returns averaged over a period of years relative to the Merrill Lynch 1-3 Year U.S. Treasury Index (MLUST), a broad based market index tracking short- term U.S. government securities with maturities between 1 and 2.99 years. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period                                                Class A                MLUST
1 Year                                                          (0.52%)                3.06%
5 Years                                                          5.08%                 6.51%
Start of Performance/1/                                          4.29%                 5.31%

1 The Fund's Class A Shares start of performance date was May 7, 1993.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


MUNICIPAL FUNDS

WACHOVIA GEORGIA MUNICIPAL BOND FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to provide current income which is exempt from federal regular income tax and the income taxes imposed by the State of Georgia.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund normally invests at least 80% of its total assets in debt obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by the State of Georgia. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification.

Total Return Bar Chart and Table


[CHART APPEARS HERE - SEE APPENDIX]


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 5.69% (quarter ended March 31, 1995). Its lowest quarterly return was (2.21%) (quarter ended June 30, 1999).

Average Annual Total Return Table

The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 1999. The table shows the Fund's Class A Shares total returns averaged over a period of years relative to the Lehman Brothers State General Obligation Bond Index (LSGOBI and the Lehman Brothers Aggregate Municipal Bond Index (LBMBI), both broad based market indexes. LSGOBI is comprised of all state general obligation debt issues. LBMBI is a benchmark for the tax-exempt bond market. The Fund's investment adviser has elected to change the benchmark from the LSGOBI to LBMBI because LBMBI is more representative of the securities in which the Fund invests. Total returns for the index shown do not reflect sale expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period                                    Class A             LSGOBI             LBMBI
1 Year                                              (7.99   %)           (1.13%   )        (2.06%   )
5 Years                                              4.25%                6.76%             6.91%
Start of Performance1                                4.29%                6.76%             7.34%

1 The Fund's Class A Shares start of performance date was December 23, 1994.

   Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND     WHAT IS THE FUND'S INVESTMENT
GOAL?

Seeks to provide current income which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund normally invests at least 80% of its total assets in debt obligations, the interest income from which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification.

Total Return Bar Chart and Table


[CHART APPEARS HERE - SEE APPENDIX]


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 5.48% (quarter ended March 31, 1995). Its lowest quarterly
return was (2.30%) (quarter ended June 30, 1999).      Average Annual Total
Return Table     The following table represents the Fund's Class A Shares
Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 1999. The table shows the Fund's Class A Shares total returns averaged over a period of years relative to the Lehman Brothers State General Obligation Bond Index (LSGOBI) and the Lehman Brothers Aggregate Municipal Bond Index (LBMBI), both broad-based market indexes. LSGOBI is comprised of all state general obligation debt issues. LBMBI is a benchmark for the tax-exempt bond market. The Fund's investment adviser has elected to change the benchmark from the LSGOBI to LBMBI because LBMBI is more representative of the securities in which the Fund invests. Total returns for the index shown do not reflect sale expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period                                    Class A          LSGOBI            LBMBI
1 Year                                               (7.77%)          (1.13%)          (2.06%)
5 Years                                               4.53%            6.76%            6.91%
Start of Performance/1/                               4.59%            6.76%            7.34%

1 The Fund's Class A Shares start of performance date was December 23, 1994.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND     WHAT IS THE FUND'S INVESTMENT
GOAL?

Seeks to provide current income which is exempt from federal regular income tax and the South Carolina state income taxes.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund normally invests its assets so that at least 80% of its interest income is exempt from federal regular income tax and South Carolina state income taxes or that at least 80% of its total assets are invested in debt obligations, the interest income from which is exempt from federal regular income tax and South Carolina state income taxes. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification.

Total Return Bar Chart and Table


[CHART APPEARS HERE - SEE APPENDIX]


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 5.96% (quarter ended March 31, 1995). Its lowest quarterly return was (4.32%) (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 1999. The table shows the Fund's Class A Shares total returns averaged over a period of years relative to the Lehman Brothers State General Obligation Bond Index (LSGOBI) and the Lehman Brothers Aggregate Municipal Bond Index (LBMBI), both broad-based market indexes. LSGOBI is comprised of all state general obligation debt issues. LBMBI is a benchmark for the tax-exempt bond market. The Fund's investment adviser has elected to change the benchmark from the LSGOBI to LBMBI because LBMBI is more representative of the securities in which the Fund invests. Total returns for the index shown do not reflect sale expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period                                     Class A          LSGOBI            LBMBI
1 Year                                               (7.72%)          (1.13%)          (2.06%)
5 Years                                               4.74%            6.76%            6.91%
Start of Performance/1/                               5.52%            6.49%            7.34%

1 The Fund's Class A Shares start of performance date was January 11, 1991.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WACHOVIA VIRGINIA MUNICIPAL BOND FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to provide a high level of current income that is exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia as
is consistent with the preservation of capital.     WHAT IS THE MAIN INVESTMENT
STRATEGY OF THE FUND?      The Fund normally invests at least 80% of its total
assets in debt obligations, the interest income from which is exempt from federal regular income tax and the personal income taxed imposed by the Commonwealth of Virginia. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification. At least 65% of the value of the Fund's total assets will be invested in obligations issued by or on behalf of the State of Virginia, its political subdivisions, or agencies.

Total Return Bar Chart and Table


[CHART APPEARS HERE - SEE APPENDIX]


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 5.23% (quarter ended December 31, 1995). Its lowest quarterly return was (5.59%) (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 1999. The table shows the Fund's Class A Shares total returns averaged over a period of years relative to the Lehman Brothers State General Obligation Bond Index (LSGOBI) and the Lehman Brothers Aggregate Municipal Bond Index (LBMBI), both broad-based market indexes. LSGOBI is comprised of all state general obligation debt issues. LBMBI is a benchmark for the tax-exempt bond market. The Fund's investment adviser has elected to change the benchmark from the LSGOBI to LBMBI because LBMBI is more representative of the securities in which the Fund invests. Total returns for the index shown do not reflect sale expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period                                    Class A          LSGOBI            LBMBI
1 Year                                               (7.23%)          (1.13%)          (2.06%)
5 Years                                               4.10%            6.76%            6.91%
Start of Performance/1/                               3.19%            6.58%            5.73%

1 The Fund's Class A Shares start of performance date was February 1, 1993.

   Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Funds.

  An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by Wachovia Bank, N.A., the Federal Deposit Insurance Corporation or any other government agency.

  A description of these risks can be found in "What are the Risks of Investing in the Funds?" herein.

                                                          Debt            Emerging         Municipal
                                          Market          Securities      Markets          Securities
Diversification
Fund                                      Risk (a)        Risks (b)       Risks (c)        Risks (d)       Risks
(e)
Equity Fund                               X
Quantitative Equity Fund                  X
Growth & Income Fund                      X
Equity Index Fund                         X
Special Values Fund                       X
Emerging Markets Fund                     X                                 X
Personal Equity Fund                      X
Balanced Fund                             X               X
Fixed Income Fund                         X               X
Intermediate Fixed Income Fund            X               X
Short-Term Fixed Income Fund              X               X
Georgia Municipal Bond Fund               X               X                                   X               X
North Carolina Municipal Bond Fund        X               X                                   X               X
South Carolina Municipal Bond Fund        X               X                                   X               X
Virginia Municipal Bond Fund              X               X                                   X               X

(a) Each Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Stocks have greater volatility than debt securities.

(b) Prices of fixed-rate debt securities generally move in the opposite direction of the interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, the price of these securities can be expected to decrease when interest rates increase and a Fund's net asset value may go down.

(c) Investments in developing or emerging markets securities are subject to higher risks than those in developed market countries because there is greater uncertainty in less established markets and economies. These risks include the possibility of expropriation, nationalization or confiscatory taxation, unstable political, social or economic systems, smaller securities markets, lower trading volume, and substantial rates of inflation.

(d) Local political and economic factors may adversely affect the value and liquidity of municipal securities held by a Fund. The value of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates.

(e) Compared to diversified mutual funds, they may invest a higher percentage of a Fund's assets among fewer issuers of portfolio securities. This increases a Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund's share price and performance.



What are the Funds' Fees and Expenses?

These tables describe the fees and expenses that you may pay when you buy, hold and redeem shares of the Funds' Class A Shares.

                                     Quanti
                                                                   -Tative   Growth &  Equity  Special  Emerging
Personal
Shareholder Fees                                          Equity   Equity    Income    Index   Values   Markets
Equity   Balanced
Fees Paid Directly From Your Investment                   Fund     Fund      Fund      Fund    Fund     Fund
Fund     Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a    5.75%    5.75%     5.75%     5.75%     5.75%  5.75%
5.75%     5.75%
 percentage of offering
price)
Maximum Deferred Sales Charge (Load) (as a percentage      None     None      None      None     None
None      None    None
 of original purchase price or redemption proceeds,
as

applicable)
Maximum Sales Charge (Load) Imposed on Reinvested          None     None      None      None     None
None      None    None
 Dividends (and other Distributions) (as a
percentage
 of offering
price)
Redemption Fee (as a percentage of amount redeemed, if     None     None      None      None     None
None      None    None

applicable)
Exchange Fee                                               None     None      None      None     None
None      None    None

Annual Fund Operating Expenses/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee                                             0.70%    0.70%     0.70%     0.30%    0.80%
1.00%     0.70%   0.70%
Distribution (12b-1) Fee                                   None     None      None      None     None
None      None    None
Shareholder Services Fee                                   0.25%    0.25%     0.25%     0.25%    0.25%
0.25%     0.25%   0.25%
Other Expenses                                             0.14%    0.16%     0.14%     0.14%    0.18%
0.35%     0.21%   0.14%
Total Annual Class A Shares Operating Expenses (Before     1.09%    1.11%     1.09%     0.69%    1.23%
1.60%     1.16%   1.09%

Waiver)/1/
Waiver of Fund Expenses                                    0.00%    0.00%     0.00%     0.00%    0.00%
0.00%     0.01%   0.08%
Total Actual Annual Fund Operating Expenses                1.09%    1.11%     1.09%     0.69%    1.23%
1.60%     1.15%   1.01%
 (After Waiver)

                                                                   Inter-    Short-              North
South
                                                                   mediate   Term     Georgia    Carolina
Carolina    Virginia
Shareholder Fees                                           Fixed   Fixed     Fixed    Municipal  Municipal
Municipal   Municipal
Fees Paid Directly From Your Investment                    Income  Income    Income   Bond       Bond
Bond        Bond
                                                           Fund    Fund      Fund     Fund       Fund
Fund        Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a    4.50%    4.50%     2.50%    4.50%      .50%
4.50%        4.50%
 percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage      None    None      None     None       None
None        None
 of original purchase price or redemption proceeds,
as

applicable)
Maximum Sales Charge (Load) Imposed on Reinvested          None    None      None     None       None
None        None
 Dividends (and other Distributions) (as a
percentage
 of offering
price)
Redemption Fee (as a percentage of amount redeemed, if     None    None      None     None       None
None        None

applicable)
Exchange Fee                                               None    None      None     None       None
None        None

Annual Fund Operating Expenses/1/
Expenses That are Deducted From Fund Assets
 (as a percentage of average net assets)
Management Fee                                             0.60%   0.60%     0.55%    0.75%      0.75%
0.75%       0.74%
Distribution (12b-1) Fee                                   None    None      None     None       None
None        None
Shareholder Services Fee                                   0.25%   0.25%     0.25%    0.25%      0.25%
0.25%       0.25%
Other Expenses                                             0.15%   0.18%     0.22%    0.30%      0.21%
0.18%       0.20%
Total Annual Class A Shares Operating Expenses (Before     1.00%   1.03%     1.02%    1.30%      1.21%
1.18%       1.19%

Waiver)/1/
Waiver of Fund Expenses                                    0.03%   0.04%     0.14%    0.45%      0.36%
0.35%       0.34%
Total Actual Annual Fund Operating Expenses                0.97%   0.99%     0.88%    0.85%/2/   0.85%/2/
0.83%/2/    0.85%/2/
 (After Waiver)

1 Pursuant to an agreement between the Adviser and The Wachovia Funds and The Wachovia Municipal Funds (collectively, the Trusts), the Adviser agrees during the period from December 15, 1998 through January 31, 2001 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trusts and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

2 The Total Actual Annual Fund Operating Expenses for the fiscal year ending November 30, 2000 are expected to be 0.85% for Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund and Virginia Municipal Bond Fund, respectively.


EXAMPLE

The following Example is intended to help you compare the cost of investing in each Fund's Class A Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                            1 Year       3 Years       5 Years        10 Years
Equity Fund                                    $680        $  902         $1,141          $1,827
Quantitative Equity Fund                       $682        $  908         $1,151          $1,849
Growth & Income Fund                           $680        $  902         $1,141          $1,827
Equity Index Fund                              $641        $  783         $  937          $1,384
Special Values Fund                            $693        $  943         $1,212          $1,978
Emerging Markets Fund                          $728        $1,051         $1,396          $2,366
Personal Equity Fund                           $686        $  922         $1,177          $1,903
Balanced Fund                                  $680        $  902         $1,141          $1,827
Fixed Income Fund                              $547        $  754         $  978          $1,620
Intermediate Fixed Income Fund                 $550        $  763         $  993          $1,653
Short-Term Fixed Income Fund                   $351        $  567         $  799          $1,467
Georgia Municipal Bond Fund                    $576        $  844         $1,131          $1,947
North Carolina Municipal Bond Fund             $568        $  817         $1,085          $1,850
South Carolina Municipal Bond Fund             $565        $  808         $1,070          $1,817
Virginia Municipal Bond Fund                   $566        $  811         $1,075          $1,828

What are the Funds' Fees and Expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds' Class B Shares.


Special                 Fixed
Shareholder Fees                                              Equity       Quantitative      Values
Balanced     Income
Fees Paid Directly From Your Investment                        Fund        Equity Fund       Fund
Fund         Fund
Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of offering price)                           None         None             None
None        None
Maximum Deferred Sales Charge (Load) (as a percentage of
 original purchase price or redemption proceeds,               5.00%        5.00%            5.00%
5.00%       5.00%
 as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
 (and other Distributions) (as a percentage of
 offering price)                                               None         None             None
None        None
Redemption Fee (as a percentage of amount redeemed,
 if applicable)                                                None         None             None
None        None
Exchange Fee                                                   None         None             None
None        None

Annual Fund Operating Expenses/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee                                                0.70%         0.70%            0.80%
0.70%       0.60%
Distribution (12b-1) Fee                                      0.75%         0.75%            0.75%
0.75%       0.75%
Shareholder Services Fee                                      0.25%         0.25%            0.25%
0.25%       0.25%
Other Expenses                                                0.14%         0.16%            0.18%
0.14%       0.15%
Total Annual Class B Shares Operating
Expenses
 (Before Waiver)/1/                                           1.84%         1.86%            1.98%
1.84%       1.75%
Waiver of Fund Expenses                                       0.00%         0.00%            0.00%
0.08%       0.03%
Total Actual Annual Fund Operating Expenses (After Waiver)    1.84%         1.86%            1.98%
1.76%       1.72%

1 Pursuant to an agreement between the Adviser and the Trusts, the Adviser agrees during the period from December 15, 1998 through January 31, 2001 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trusts and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

EXAMPLE

The following Example is intended to help you compare the cost of investing in each Fund's Class B Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund's Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                            1 Year       3 Years        5 Years       10 Years
Equity Fund
Expenses assuming redemption                  $687         $879          $1,196          $1,962
Expenses assuming no redemption               $187         $579          $  996          $1,962
Quantitative Equity Fund
Expenses assuming redemption                  $689         $885          $1,206          $1,983
Expenses assuming no redemption               $189         $585          $1,003          $1,983
Special Values Fund
Expenses assuming redemption                  $701         $921          $1,268          $2,047
Expenses assuming no redemption               $201         $621          $1,068          $2,047
Balanced Fund
Expenses assuming redemption                  $687         $879          $1,196          $1,962
Expenses assuming no redemption               $187         $579          $  996          $1,962
Fixed Income Fund
Expenses assuming redemption                  $678         $851          $1,149          $1,864
Expenses assuming no redemption               $178         $551          $  949          $1,864

What are the Funds' Main Investments and Investment Techniques?

EQUITY SECURITIES

The Equity Funds invest primarily in equity securities. Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which a Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly
influence the value of its common stock.      Preferred Stocks     Preferred
stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may treat such
redeemable preferred stock as a fixed income security.      Warrants

Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

The Income Funds invest primarily in fixed income securities. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

MUNICIPAL SECURITIES

The Municipal Funds invest primarily in municipal securities. Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Municipal Funds may invest in taxable municipal securities.

TAX EXEMPT SECURITIES

The Municipal Funds invest primarily in tax exempt securities. Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment. Interest from the Municipal Funds' investments may be subject to the federal alternative
minimum tax for individuals and corporations.      PORTFOLIO TURNOVER

Instead of a buy-and-hold strategy, the Funds (except Equity Index Fund and Personal Equity Fund) actively trade their portfolio securities in an attempt to achieve each Fund's investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on the Fund's performance.

CREDIT QUALITY AND INVESTMENT RATINGS

When a Fund invests in debt securities or convertible securities most will be rated BBB or better by Standard & Poor's (S&P) or Baa or better by Moody's Investors Service (Moody's) at the time of purchase. Unrated securities will be determined by the investment adviser to be of like quality and may have greater risk but a higher yield than comparable rated securities.

 Securities rated BBB by S&P or Baa by Moody's have speculative characteristics.

TEMPORARY DEFENSIVE INVESTMENTS

The Funds may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. A Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

S&P 500 INDEX

The S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. S&P designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value; that is, its market price per share times the number of shares outstanding. From time to time, S&P may add or delete stocks from the Index. The Index represents approximately 70% of the total market value of all common stocks. In addition, it is familiar to investors, and is recognized as a barometer of common stock investment returns. Inclusion of a particular security in the Index in no way implies an opinion by S&P as to the stock's appropriateness as an investment. The Funds are not sponsored, endorsed, sold or promoted by or affiliated with S&P.

What are the Risks of Investing in the Funds?

MARKET RISKS

Each Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Because the Equity Funds invest primarily in stocks they are more subject to equity risks. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

  Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small capitalization companies and lower with large capitalization companies. Therefore, you should expect that investments in the Special Values Fund will be more volatile than broad stock market indices, such as the S&P 500, or than funds that invest in large-capitalization companies, such as Quantitative Equity Fund or Equity Fund.

DEBT SECURITIES RISKS

Prices of fixed-rate debt securities generally move in the opposite direction of the interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, the price of these securities can be expected to decrease when interest rates increase and any of the Income Funds' or Municipal Funds' net asset value may go down. While the investment adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to correctly predict them.

  In addition, debt securities with longer maturities or durations will experience greater price volatility than those with shorter maturities or durations, and a Fund's net asset value can be expected to fluctuate accordingly.
  The credit quality of a debt security is based upon the ability of the issuer to repay the security. If the credit quality of securities held by a Fund declines, the Fund's net asset value could go down.

  Principal and interest payments on a security may not be paid when due. If interest rates are declining, an issuer may repay a debt security held in the portfolio prior to its maturity. If this occurs, the investment adviser may have to reinvest the proceeds in debt securities paying lower interest rates resulting in lower yields to the Income Funds and Municipal Funds.

MUNICIPAL SECURITIES RISKS

Local political and economic factors may adversely affect the value and liquidity of municipal securities held by each of the Municipal Funds. The value of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. Because the Funds invest primarily in Georgia, North Carolina, South Carolina and Virginia, respectively, they may be adversely affected by the factors or events particular to that
state.      DIVERSIFICATION RISKS     The Municipal Funds are not diversified.
Compared to diversified mutual funds, they may invest a higher percentage of each Fund's assets among fewer issuers of portfolio securities. This increases each Fund's risk by magnifying the impact (positively or negatively) that any
one issuer has on a Fund's share price and performance.      PREPAYMENT RISK
The Income Funds are subject to prepayment risks. Principal on a fixed income security may be repaid before its scheduled maturity. This may reduce the security's value and require a Fund to reinvest the prepayment at a lower yield. In addition, a Fund may buy a fixed income security with an expectation of early prepayment. If the prepayment does not occur, the security will decline in
value. This is known as Extension Risk.      TAX RISK

Interest on a municipal security may be subject to regular federal income tax. Since any investment can be adversely affected by changes in tax laws, all of the Funds are subject to this risk. For example, the value of stocks can be affected by changes in capital gains tax rates.

LEVERAGING

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount a Fund has invested in the underlying securities or currencies. The excess exposure increases the risks associated with the underlying securities or currencies on a Fund's investment performance. The Equity and Income Funds are subject to this risk.

FOREIGN SECURITIES RISKS

The Equity Funds may invest in foreign securities. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its investment adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

EMERGING MARKET SECURITIES RISKS

Investing in the Emerging Markets Fund entails a substantial degree of risk. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

  Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

ASSET-BACKED/MORTGAGE-BACKED SECURITIES RISKS

Asset-backed and mortgage-backed securities are subject to risks of prepayment which generally occurs when interest rates fall. Reinvesting these prepayments in a lower interest rate environment reduces an Income Fund's income. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities.

FUTURES AND OPTIONS RISKS

The successful use of futures, options, and other derivative instruments is based on the investment adviser's ability to correctly anticipate market movements. When the direction of the prices of an Equity Fund's securities does not correlate with the changes in the value of these transactions, or when the trading market for derivatives becomes illiquid, the Fund could lose money.

SECURITIES LENDING RISKS

The Funds may lend securities. When a Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

What do Shares Cost?

You can purchase, redeem, or exchange Class A Shares and Class B Shares (Shares) any day the New York Stock Exchange (NYSE) is open for business. When the Fund receives your transaction request in proper form (as described in the prospectus), it is processed at the next determined net asset value (NAV) plus any applicable sales charge (the public offering price).

  NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Equity Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Income Funds generally value fixed income securities at the last sale price on a national securities exchange if available, otherwise, as determined by an independent pricing service. However, the Funds' Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value when a market price is unavailable. Securities held by the Emerging Markets Fund may trade on foreign exchanges on days (such as weekends) when the Fund does not calculate its NAV. As a result, the NAV of the Fund's shares may change on days when you cannot purchase or sell the Fund's Shares.
  The following table summarizes the minimum investment amount required for an investment in a Fund. The maximum sales charge that you will pay on an investment in Class A Shares of a Fund is 5.75% of average daily net assets, except for Short-Term Fixed Income Fund, which has a maximum sales charge of 2.50%. The maximum contingent deferred sales charge that you will pay on an investment in Class B Shares of a Fund is 5.00%. Keep in mind that investment professionals may charge you fees for their services in connection with your share transactions.

                                Minimum Initial/
                              Subsequent Investment
                                                          Required
The Wachovia Funds                                        $ 250/$50
The Wachovia Municipal Funds                              $500/$100

Minimum initial investments may be waived from time to time for purchases by the Trust Division of Wachovia Bank, N.A. (Wachovia Bank) for its fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Funds.

  The maximum contingent deferred sales charge that you will pay on an investment in Class B Shares of a Fund is 5.00%. Orders for more than $250,000 of Class B Shares will automatically be invested in Class A Shares.

Sales Charge When You Purchase-Class A Shares

Class A Shares of Equity Funds are sold at their NAV next determined after an order is received, plus a sales charge as follows:


                                               Sales Charge
                                               as a Percentage          Sales Charge
                                               of Public                as a Percentage
Purchase Amount                                Offering Price           of NAV
Less than $50,000                              5.75%                    6.10%
$50,000 but less than $100,000                 4.50%                    4.71%
$100,000 but less than $250,000                3.75%                    3.63%
$250,000 but less than $500,000                2.50%                    2.56%
$500,000 but less than $1 million              2.00%                    2.04%
$1 million or greater                          0.00%                    0.00%

Class A Shares of Income Funds, except the Short-Term Fixed Income Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

                                              Sales Charge
                                              as a Percentage         Sales Charge
                                              of Public               as a Percentage
Purchase Amount                               Offering Price          of NAV
Less than $100,000                            4.50%                   4.71%
$100,000 but less than $250,000               3.75%                   3.90%
$250,000 but less than $500,000               2.50%                   2.56%
$500,000 but less than $750,000               2.00%                   2.04%
$750,000 but less than $1 million             1.00%                   1.01%
$1 million or greater                         0.00%                   0.00%

Class A Shares of Short-Term Fixed Income Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

                                              Sales Charge
                                              as a Percentage         Sales Charge
                                              of Public               as a Percentage
Purchase Amount                               Offering Price          of NAV
Less than $100,000                            2.50%                   2.56%
$100,000 but less than $250,000               1.75%                   1.78%
$250,000 but less than $500,000               1.25%                   1.27%
$500,000 but less than $750,000               0.75%                   0.76%
$750,000 but less than $1 million             0.50%                   0.50%
$1 million or greater                         0.00%                   0.00%


If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp. (Distributor), at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase may be reduced by:

 .  quantity purchases of Shares;

 . combining concurrent purchases of Fund Shares made by you, your spouse, or your children under age 21;

 . accumulating purchases (in calculating the sales charge on an additional purchase, you may count the current value of previous Share purchases still invested in the Fund); or

 . signing a letter of intent to purchase at least $100,000 in Shares within 13 months (call the Fund for an application and more information).

The sales charge will be eliminated when you purchase Shares:

 .  using the reinvestment privilege;

 .  by exchanging Shares from the same share class of another Fund; or

 . through wrap accounts or other investment programs where you pay an investment professional a fee for services.

If your investment qualifies, you should notify the Funds' Distributor at the time of purchase to reduce or eliminate the sales charge. You will receive the reduced sales charge only on the additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM-CLASS B SHARES

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC). Class B Shares are only offered by the Equity Fund, the Quantitative Equity Fund, Special Values Fund, Balanced Fund and the Fixed Income Fund.

Shares Held Up To:                                    CDSC
1 year                                                 5.00%
2 years                                                4.00%
3 years                                                3.00%
4 years                                                3.00%
5 years                                                2.00%
6 years                                                1.00%
7 years or more                                        0.00%

Class B Shares will convert to Class A Shares at NAV approximately eight years after purchase.

If your investment qualifies, for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:

 .  purchased with reinvested dividends or capital gains;

 .  purchased within 90 days of redeeming Shares of an equal or lesser amount;

 . representing the portion of redemption proceeds attributable to increases in the value of your account due to increases in the NAV;

 . that you exchange into the same share class of another Fund (or into Investment Shares of the Wachovia U.S. Treasury Money Market Fund);

 . representing up to 10% of the value of Shares subject to a systematic withdrawal plan;

 .  where the original shares were held for seven years or more; or

 .  if you have certain disabilities as defined by the IRS.

In addition, you will not be charged a CDSC:

 . when the Fund redeems your Shares and closes your account for failing to meet the minimum balance requirement;

 .  if your redemption is a required retirement plan distribution;

 . upon the death of the shareholder(s) of the account or the redemption of Shares by a designated beneficiary.

If your redemption qualifies, the Distributor should be notified at the time of redemption to eliminate the CDSC.

To keep the sales charge as low as possible, the Funds will sell your shares in the following order:

 .  Shares that are not subject to a CDSC;

 .  Shares held the longest; and

 . then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.

How are the Funds Sold?

Each Fund offers two share classes: Class A Shares and Class Y Shares, each representing interests in a single portfolio of securities. The Equity Fund, Quantitative Equity Fund, Special Values Fund, Balanced Fund and Fixed Income Fund also offer a third class of shares, Class B Shares.

  This prospectus relates only to Class A Shares and Class B Shares of the Funds. Each share class has different sales charges and other expenses, which affect its performance. Call 1-800-994-4414 or contact your investment professional for more information concerning the other classes.

  The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer). When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a
subsidiary of Federated Investors, Inc. (Federated).      RULE 12B-1 PLAN
Each of the Equity Fund, Quantitative Equity Fund, Special Values Fund, Balanced Fund and Fixed Income Fund has adopted a Rule 12b-1 Plan, which allows each Fund to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class B Shares at an annual rate of up to 0.75% of the average daily NAV of the Fund's Class B Shares. Because you pay marketing fees on an ongoing basis, your investment cost for Class B Shares may be higher over time than for shares with different sales charges and marketing fees.

How to Purchase Shares


You may purchase Shares through the Trust Division of Wachovia Bank, through Wachovia Investments or through an Authorized Dealer.

  Where a Fund offers more than one Share Class and you do not specify your Class choice on your form of payment, you automatically will receive Class A Shares.
 Each Fund and the Distributor reserve the right to reject any request to purchase Shares.

THROUGH THE TRUST DIVISION OF WACHOVIA BANK

Trust customers of Wachovia Bank may purchase Shares of a Fund in accordance with the procedures set forth in your account agreement.

  Orders must be received by 3:00 p.m. (Eastern time) in order to receive that day's public offering price. Orders received after 3:00 p.m. (Eastern time) will be purchased at the next determined public offering price.

THROUGH WACHOVIA INVESTMENTS

Customers of Wachovia Investments or Wachovia Brokerage Service may purchase Shares by mail, by telephone, or in person.

  All purchase orders must be received by 3:00 p.m. (Eastern time) to receive that day's public offering price. Orders received after 3:00 p.m. (Eastern time) will be purchased at the next determined public offering price.

By Mail

To purchase Shares of a Fund by mail, send a check made payable to (Name of Fund) and send to:

 P.O. Box 8612
 Boston, MA 02266-8612

Orders by mail are considered received after payment by check is converted into federal funds which is normally the next business day after Wachovia Investments receives the check.

By Telephone

Once you have opened an account and completed the appropriate sections of the account application, you may purchase Shares by telephone. For more information call 1-800-994-4414.

THROUGH AN AUTHORIZED DEALER

Call your Authorized Dealer for specific instructions.

  Purchase orders must be received before 3:00 p.m. (Eastern time) in order to receive that day's public offering price. Orders received after 3:00 p.m. will be purchased at the next determined public offering price.

Through An Exchange

You may purchase Shares through an exchange from the same Share class of another Fund. You must meet the minimum initial investment requirement for purchasing
Shares.      SYSTEMATIC INVESTMENT PROGRAM     Once you have opened a Fund
account, you may add to your investment on a regular basis in amounts of at least $25. Under this program, funds may be automatically withdrawn from your checking account and invested in Fund shares at NAV next determined after an order is received. Investments in Class A Shares will include the applicable sales charge. You may apply for participation in this program through Wachovia
Bank or through the Distributor.      How to Exchange Shares

EXCHANGE PRIVILEGE

You may exchange Shares of a Wachovia Fund into Shares of the same class of another Wachovia Fund at NAV and without a sales charge. To do this, you must:

 .  meet any minimum initial investment requirements; and

 .  receive a prospectus for the Fund into which you wish to exchange.

  An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

  A Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege. A Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.

  Shareholders contemplating exchanges into The Wachovia Municipal Funds should consult their tax advisers since the tax advantages of each Fund may vary.

By Telephone

You may exchange Shares by telephone by calling 1-800-994-4414.

  Telephone exchange instructions must be received by 4:00 p.m. (Eastern time) for Shares to be exchanged that day.

  Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if telephone transaction privileges change.

  If you are not able to make your exchange by telephone, an exchange request may be made in writing and sent by overnight mail to:

 The Wachovia Funds
 1099 Hingham Street
 Rockland, MA 02370-3317

How to Redeem Shares

Each Fund redeems shares at its NAV next determined after the Fund receives the redemption request in proper form plus any applicable sales charge. Shares may be redeemed by telephone or by mail through the trust department of Wachovia Bank, through Wachovia Investments, through an Authorized Dealer, or directly from the Fund.
  All redemption requests must be received before 3:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV.

By Mail

You may redeem shares by sending a written request to Wachovia Bank or Wachovia Investments as appropriate.

  Send your written redemption request including your name, the Fund's name, your account number and the Share or dollar amount requested to:

 The Wachovia Funds
 P.O. Box 8612
 Boston, MA 02266-8612

By Telephone

You may redeem Shares of a Fund by calling the Funds at 1-800-994-4414. Shareholders who are trust customers of Wachovia Bank may also contact their trust officer.

  Shareholders who have an Authorized Dealer should contact their Authorized Dealer for specific instructions on how to redeem by telephone.

  Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if telephone transaction privileges change.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

 .  your redemption is to be sent to an address other than the address of record;

 . your redemption is to be sent to an address of record that was changed within the last thirty days; or

 .  a redemption is payable to someone other than the shareholder(s) of record.

 . Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/ dealer that is a domestic stock exchange member, but not by a notary public.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

 .  to allow your purchase payment to clear;

 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

RETIREMENT DISTRIBUTIONS

A minimum of 10% of the value of your retirement distribution (redemption) will be withheld for taxes in the absence of your specific instructions.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to automatically redeem Shares monthly or quarterly at a minimum of $100. Your account value must be at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered yield or income. You may apply for participation in this program through your financial institution.

  Due to the fact that Class A Shares are sold with an initial sales charge, it is not advisable for you to purchase Class A Shares while participating in this program. A CDSC may be imposed on systematic redemptions of Class B Shares.

SHARE CERTIFICATES

The Funds no longer issue Share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

                               Dividends Declared
Fund                                                         and Paid
Equity Fund
Quantitative Equity Fund
Growth & Income Fund
Equity Index Fund                                            quarterly
Personal Equity Fund
Balanced Fund
Fixed Income Fund
Intermediate Fixed Income Fund                               monthly
Short-Term Fixed Income Fund
Emerging Markets Fund                                        annually
Special Values Fund
The Wachovia Municipal Funds                                 Declared daily/Paid monthly

Dividends are declared and paid to shareholders invested in a Fund on the record date.

  In addition, each Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect to receive cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

THE WACHOVIA FUNDS TAX INFORMATION

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

  Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales.
 Please consult your tax adviser regarding your federal, state, and local tax liability.

THE WACHOVIA MUNICIPAL FUNDS TAX INFORMATION

The Funds send you a timely statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of each Fund's dividends may not be exempt. Whether or not dividends are exempt from federal income tax, they may be subject to state and local taxes, although each Fund's dividends will be exempt from their respective state's personal income tax (i.e., Georgia, North Carolina, South Carolina or Virginia) to the extent they are derived from interest on obligations exempt from that state's personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in a Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Funds?

The Board of Trustees governs the Funds. The Board selects and oversees the investment adviser for the Funds, Wachovia Asset Management, a business unit of Wachovia Bank. The investment adviser manages each Fund's assets, including buying and selling portfolio securities. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101.
  Wachovia Bank has been managing trust assets for over 100 years, with approximately $44 billion in managed assets as of December 31, 1999.

  Quantitative Equity Fund is sub-advised by Twin Capital Management, Inc., McMurray, Pennsylvania, which is paid by the investment adviser and not by the Fund.

  The investment adviser is entitled to receive annual investment advisory fees equal to a percentage of each Fund's average daily net assets. The investment adviser may voluntarily choose to waive a portion of its fees or reimburse a Fund for certain expenses.

                           Annual Investment Advisory
                                                     Fee paid to Investment
                           Adviser as a percentage of
Fund average daily net assets         Equity Fund 0.70% Quantitative Equity Fund
0.70% Growth & Income Fund 0.70% Equity Index Fund 0.30% Special Values Fund
0.80% Emerging Markets Fund 1.00% Personal Equity Fund 0.70% Balanced Fund 0.70%
Fixed Income Fund 0.60% Intermediate Fixed Income Fund 0.60% Short-Term Fixed
Income Fund 0.55% Georgia Municipal Bond Fund 0.75% North Carolina Municipal
Bond Fund 0.75% South Carolina Municipal Bond Fund 0.75% Virginia Municipal Bond
Fund 0.74%                  Pursuant to an agreement between the investment
adviser and the Trusts, the investment adviser agrees during the period from December 15, 1998 through January 31, 2001 to waive its fees and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's total actual operating expenses. The investment adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trusts and that the investment adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.


PORTFOLIO MANAGERS

Portfolio Manager               Funds Managed                             Biography
Jerry D. Burton                 Quantitative Equity Fund                  Mr. Burton is a Chartered Financial
Analyst and Vice
                                                                          President and Portfolio Manager for
Personal
                                                                          Financial Services for the investment
adviser. In
                                                                          1971, Mr. Burton joined South Carolina
National Bank,
                                                                          which was acquired by Wachovia Bank in
1991. Mr.
                                                                          Burton received a bachelors degree from
Clemson
                                                                          University and an MBA from the College
of William and
                                                                          Mary.
--------------------------------------------------------------------------------------------------------------------------------
Daniel S. Earthman              Balanced Fund Growth & Income Fund        Mr. Earthman is a Chartered Financial
Analyst,
                                Equity Fund Personal Equity Fund          Portfolio Manager, and a Senior Vice
President of the
                                                                          investment adviser. Prior to joining
Wachovia Bank in
                                                                          1988, Mr. Earthman was a Vice President
and
                                                                          Investment Manager with Richland Asset
Management in
                                                                          Nashville, and an Assistant Vice
President and
                                                                          Portfolio Manager with North Carolina
National Bank
                                                                          in Charlotte. Mr. Earthman received a
bachelors
                                                                          degree in business from Southern
Methodist University
                                                                          and an MBA from the University of North
Carolina at
                                                                          Chapel Hill.
--------------------------------------------------------------------------------------------------------------------------------
Roger L. Glenski                Special Values Fund                       Mr. Glenski is a Certified Public
Accountant,
                                                                          Portfolio Manager and Assistant Vice
President of the
                                                                          investment adviser. Mr. Glenski joined
Wachovia Bank
                                                                          in 1996, specializing in the valuation
of
                                                                          closely-held businesses and small
companies.
                                                                          Previously, Mr. Glenski was a staff
accountant
                                                                          employed by the accounting firms of
KPMG and Deloitte
                                                                          & Touche LLP in Chicago. Mr. Glenski
received a
                                                                          bachelors degree from the University of
                                                                          Missouri-Kansas City and an MBA from
the University
                                                                          of Chicago.
--------------------------------------------------------------------------------------------------------------------------------
John F. Hageman                 Equity Fund Balanced Fund                 John F. Hageman is a Chartered
Financial Analyst and
                                Growth & Income Fund Personal Equity      a Senior Vice President and
Institutional Portfolio
                                Fund                                      Manager for the investment adviser. Mr.
Hageman is
                                                                          responsible for managing employee
benefit, foundation
                                                                          and endowment portfolios. Prior to
joining Wachovia
                                                                          Bank in 1986, Mr. Hageman was Vice
President and head
                                                                          of Institutional Investment Management
at Michigan
                                                                          National Investment Corporation from
1977 to 1986,
                                                                          and an account executive with Merrill
Lynch from 1975
                                                                          to 1977. Mr. Hageman received his B.A.
from Wabash
                                                                          College.
--------------------------------------------------------------------------------------------------------------------------------
Paige C. Henderson              Emerging Markets Fund                     Ms. Henderson is a Chartered Financial
Analyst and a
                                                                          Vice President of the investment
adviser. Ms.
                                                                          Henderson joined Wachovia Bank in 1991
as an Equity
                                                                          Analyst. She has managed the Emerging
Market Fund
                                                                          since 1996. Ms. Henderson received a
bachelors of
                                                                          science in Business Administration and
an MBA from
                                                                          the University of North Carolina at
Chapel Hill. Ms.
                                                                          Henderson is a Certified Public
Accountant.
--------------------------------------------------------------------------------------------------------------------------------
Michael W. Holt                 Fixed Income Fund Intermediate Fixed      Mr. Holt is a Chartered Financial
Analyst and Fixed
                                Income Fund Short-Term Fixed Income       Income Portfolio Manager of the
investment adviser.
                                Fund                                      Mr. Holt joined Wachovia Bank in 1991.
He is a
                                                                          graduate of the University of Tennessee
where he
                                                                          majored in economics and received an
MBA in Finance.
--------------------------------------------------------------------------------------------------------------------------------
J. Wesley Jordan                Emerging Markets Fund                     Mr. Jordan is an Investment Officer and
Portfolio
                                                                          Manager of the investment adviser. Mr.
Jordan joined
                                                                          Wachovia in 1998 as an emerging markets
analyst and
                                                                          assumed his current position in January
2000. He is a
                                                                          graduate of the University of North
Carolina in
                                                                          Chapel Hill and received a Masters of
International
                                                                          Affairs degree in economics from
Columbia University,
                                                                          where he was Managing Editor of the
Journal of
                                                                          International Affairs.
--------------------------------------------------------------------------------------------------------------------------------
Russell L. Kimbro, Jr.          Equity Fund Balanced Fund                 Mr. Kimbro is a Chartered Financial
Analyst and
                                Growth & Income Fund Personal Equity      Senior Vice President and Portfolio
Manager for
                                Fund                                      Personal Financial Services for the
investment
                                                                          adviser. Mr. Kimbro joined Wachovia
Bank in 1985. Mr.
                                                                          Kimbro is an instructor of corporate
finance at the
                                                                          University of North Carolina at
Greensboro. He
                                                                          received his bachelors degree in
economics from
                                                                          Virginia Polytechnical Institute and
State University
                                                                          and an MBA from the University of North
Carolina at
                                                                          Greensboro.
--------------------------------------------------------------------------------------------------------------------------------
F. Stanley King                 Equity Fund Balanced Fund                 Mr. King is a Chartered Financial
Analyst and a
                                Growth & Income Fund Personal Equity      Senior Vice President of the investment
adviser. Mr.
                                Fund                                      King serves as manager of institutional
portfolio
                                                                          management for the investment adviser.
Mr. King
                                                                          joined Wachovia Bank in 1985 as a
securities analyst
                                                                          and assumed his current position in
1991. He has both
                                                                          his bachelors and masters of science
degrees from
                                                                          North Carolina State University.
--------------------------------------------------------------------------------------------------------------------------------
George E. McCall                Quantitative Equity Fund                  Mr. McCall is a Certified Financial
Planner,
                                                                          Portfolio Manager and Vice President of
the
                                                                          investment adviser. In 1981, Mr. McCall
joined South
                                                                          Carolina National Bank, which was
acquired by
                                                                          Wachovia Bank in 1991. Mr. McCall is a
graduate of
                                                                          Presbyterian College and received an
MBA from the
                                                                          University of South Carolina.
--------------------------------------------------------------------------------------------------------------------------------
Matthew J. McGuinness           Equity Fund Balanced Fund                 Mr. McGuinness is a Chartered Financial
Analyst and
                                Growth & Income Fund Personal Equity      Vice President and Portfolio Manager
for Personal
                                Fund                                      Financial Services for the investment
adviser. Mr.
                                                                          McGuinness joined Wachovia Bank in 1991
in the
                                                                          Estates/Closely-Held Unit. He received
an MBA from
                                                                          the University of North Carolina at
Chapel Hill.
--------------------------------------------------------------------------------------------------------------------------------
Michael O. Mercer               Equity Fund Balanced Fund                 Mr. Mercer is a Senior Vice President
of Wachovia and
                                Growth & Income Fund Personal Equity      manages the Wachovia Equity Investment
Fund and other
                                Fund                                      large institutional accounts. Mr.
Mercer joined
                                                                          Wachovia Bank in 1983 and is a
Chartered Financial
                                                                          Analyst. Mr. Mercer is a graduate of
Catawba College
                                                                          and received an MBA from Florida State
University.
--------------------------------------------------------------------------------------------------------------------------------
Wayne F. Morgan                 Fixed Income Fund Intermediate Fixed      Mr. Morgan is a Chartered Financial
Analyst and
                                Income Fund Short-Term Fixed Income       Senior Vice President of the investment
adviser.
                                Fund                                      Prior to joining Wachovia Bank in June,
1997 as a
                                                                          senior fixed income portfolio manager,
Mr. Morgan
                                                                          served as the Director of Investments
at the
                                                                          University of North Carolina at Chapel
Hill, where he
                                                                          oversaw the management of the
University's endowment
                                                                          fund. Mr. Morgan received both a
bachelors degree and
                                                                          his MBA from the University of North
Carolina at
                                                                          Chapel Hill.
--------------------------------------------------------------------------------------------------------------------------------
J. Joseph Muster                The Wachovia Municipal Funds              Mr. Muster is a Vice President and
Portfolio Manager
                                                                          of Money Market and Municipal
Investments in the
                                                                          Fixed Income Section of the investment
adviser. Mr.
                                                                          Muster joined Wachovia Bank in 1992 and
worked as a
                                                                          credit analyst until January of 1998
when he was
                                                                          promoted to portfolio manager. Mr.
Muster is a
                                                                          graduate of the University of Georgia
and received
                                                                          his MBA from Duke University.
--------------------------------------------------------------------------------------------------------------------------------
Harold (Rick) Nelson III        Fixed Income Fund Intermediate Fixed      Mr. Nelson III is a Senior Vice
President and fixed
                                Income Fund Short-Term Fixed Income       income portfolio manager of the
investment adviser.
                                Fund                                      Mr. Nelson joined Wachovia Bank in 1985
as a fixed
                                                                          income portfolio manager. He received
his bachelors
                                                                          of science degree in management from
St. Francis
                                                                          College and his MBA in Finance from
Mercer University.
--------------------------------------------------------------------------------------------------------------------------------
B. Scott Sadler                 Emerging Markets Fund                     Mr. Sadler is a Chartered Financial
Analyst,
                                                                          Portfolio Manager and Senior Vice
President of the
                                                                          investment adviser. Mr. Sadler joined
Wachovia Bank
                                                                          in 1987. Mr. Sadler is a graduate of
the University
                                                                          of Virginia's McIntire School of
Commerce with a
                                                                          bachelors degree in commerce.
--------------------------------------------------------------------------------------------------------------------------------
Michael G. Sebesta              Fixed Income Fund Intermediate Fixed      Mr. Sebesta is a Vice President and
Fixed Income
                                Income Fund Short-Term Fixed Income       Portfolio Manager for the investment
adviser. Mr.
                                Fund                                      Sebesta joined Wachovia Bank in 1989.
Mr. Sebesta has
                                                                          a bachelors degree in economics from
Wake Forest
                                                                          University.
--------------------------------------------------------------------------------------------------------------------------------
James M. Tringas                Special Values Fund                       Mr. Tringas is a Chartered Financial
Analyst and is a
                                                                          Portfolio Manager and Vice President of
the
                                                                          investment adviser. Mr. Tringas joined
Wachovia in
                                                                          1994 as a security analyst and assumed
his current
                                                                          position in 1999. Prior to joining
Wachovia he was
                                                                          employed by Ernst & Young, LLP in
Atlanta. He holds a
                                                                          bachelors degree in accounting and a
masters degree
                                                                          in tax from the University of Florida.
Mr. Tringas is
                                                                          a Certified Public Accountant.
--------------------------------------------------------------------------------------------------------------------------------
Joseph H. Waterfill             Balanced Fund Equity Fund                 Mr. Waterfill is a Senior Vice
President and
                                Quantitative Equity Fund                  Portfolio Manager of the investment
adviser.
                                Growth & Income Fund Personal Equity      Mr.Waterfill joined Wachovia Bank in
1976. Mr.
                                Fund                                      Waterfill received his bachelors of
science degree
                                                                          from the U.S. Naval Academy and his MBA
from
                                                                          Vanderbilt University.
--------------------------------------------------------------------------------------------------------------------------------

Financial Information


The following financial highlights are intended to help you understand each Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions.
  This information has been audited by Ernst & Young LLP, whose report, along with each Fund's audited financial statements, is included in the Annual Report.


The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          Net Realized
Distributions
                                          and Unrealized                                        from Net
Realized
                 Net Asset                Gain/(Loss) on                        Distributions   Gain on Investment
                 Value,      Net          Investments, Futures    Total from    from Net        Transactions,
Futures
Year Ended       beginning   Investment   Contracts, and Foreign  Investment    Investment      Contracts
and         Total
November 30,     of period   Income       Currency Transactions   Operations    Income          Foreign
Currency      Distributions
Wachovia Equity Fund
1995             $10.32      0.23         2.64                    2.87          (0.25)
(0.23)                (0.48)
1996             $12.71      0.22(4)      2.83                    3.05          (0.22)
(0.73)                (0.95)
1997             $14.81      0.14(4)      2.43                    2.57          (0.13)
(1.86)                (1.99)
1998             $15.39      0.13(4)      2.21                    2.34          (0.14)
(1.68)                (1.82)
1999             $15.91      0.06         3.41                    3.47          (0.07)
(1.89)                (1.96)
Wachovia Quantitative Equity Fund
1995             $9.60       0.22         3.51                    3.73          (0.22)
--                 (0.22)
1996             $13.11      0.24(4)      2.77                    3.01          (0.21)
(0.24)                (0.45)
1997             $15.67      0.18(4)      4.14                    4.32          (0.20)
(0.79)                (0.99)
1998             $19.00      0.11(4)      3.12                    3.23          (0.19)
(1.75)                (1.94)
1999             $20.29      0.09         3.16                    3.25          (0.12)
(2.42)                (2.54)
Wachovia Growth & Income Fund
1995             $9.80       0.17         3.09                    3.26          (0.18)
--                 (0.18)
1996             $12.88      0.15         3.67                    3.82          (0.15)
(0.14)                (0.29)
1997             $16.41      0.13         4.44                    4.57          (0.13)
(0.25)                (0.38)
1998             $20.60      0.11         3.94                    4.05          (0.10)
(1.01)                (1.11)
1999             $23.54      0.05         4.24                    4.29          (0.08)
(2.89)                (2.97)
Wachovia Equity Index Fund
1995             $10.27      0.28         3.37                    3.65          (0.27)
(0.03)                (0.30)
1996             $13.62      0.32(4)      3.13                    3.45          (0.31)
(0.78)                (1.09)
1997             $15.98      0.25(4)      3.85                    4.10          (0.28)
(0.91)                (1.19)
1998             $18.89      0.26(4)      3.90                    4.16          (0.24)
(0.40)                (0.64)
1999             $22.41      0.27         4.13                    4.40          (0.26)
(0.37)                (0.63)
Wachovia Special Values Fund
1995             $9.75       0.09         2.42                    2.51          (0.02)
(0.06)                (0.08)
1996             $12.18      0.35         4.13                    4.48          (0.08)
(0.91)                (0.99)
1997             $15.67      0.13(4)      4.53                    4.66          (0.08)
(1.61)                (1.69)
1998             $18.64      0.19(4)     (0.87)                  (0.68)         (0.12)
(1.71)                (1.83)
1999             $16.13      0.25         0.56                    0.81          (0.16)
(0.75)                (0.91)
Wachovia Emerging Markets Fund
1995(1)          $10.00      0.05         0.36                    0.41             --
--                    --
1996             $10.41      0.09(4)      1.20                    1.29          (0.03)
--                 (0.03)
1997             $11.67      0.03(4)     (0.47)                  (0.44)         (0.11)
--                 (0.11)
1998             $11.12      0.09(4)     (2.68)                  (2.59)         (0.10)
--                 (0.10)
1999             $ 8.43      0.04(4)      3.32                    3.36          (0.05)
--                 (0.05)
Wachovia Personal Equity Fund
1999(6)          $10.00      0.01         0.67                    0.68          (0.01)
--                 (0.01)
Wachovia Balanced Fund
1995             $9.93       0.40         2.13                    2.53          (0.38)
(0.16)                (0.54)
1996             $11.92      0.38(4)      1.72                    2.10          (0.38)
(0.34)                (0.72)
1997             $13.30      0.34(4)      1.40                    1.74          (0.34)
(1.44)                (1.78)
1998             $13.26      0.24(4)      1.50                    1.74          (0.38)
(0.90)                (1.28)
1999             $13.72      0.29         1.44                    1.73          (0.31)
(1.69)                (2.00)

(1) Reflects operations for the period from December 26, 1994 (date of initial public investment) to November 30, 1995.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3) This contractual expense decrease is reflected in both the expense and net investment income ratios shown above.

(4) Per share information is based on average shares outstanding.

(5)   Computed on an annualized basis.

(6) Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.



The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                         Ratios to Average Net Assets

                  Net Asset                                                                  Net Assets,
                  Value,                                 Net                                 end
Portfolio
Year Ended        end of      Total                      Investment     Expense Waiver/      of period
Turnover
November 30,      period      Return(2)    Expenses      Income         Reimbursement(3)     (000 omitted)
Rate
Wachovia Equity Fund
1995              $12.71      28.74%       0.90%         1.99%          0.07%                $130,150
65%
1996              $14.81      25.56%       0.90%         1.62%          0.15%                $ 20,774
64%
1997              $15.39      20.22%       1.14%         0.95%          0.07%                $ 39,494
124%
1998              $15.91      17.34%       1.12%         0.91%            --                 $ 53,103
150%
1999              $17.42      24.31%       1.09%         0.49%            --                 $118,967          45%
Wachovia Quantitative Equity Fund
1995              $13.11      39.33%       0.87%         1.93%          0.10%                $121,895
63%
1996              $15.67      23.74%       0.87%         1.70%          0.15%                $ 15,742
44%
1997              $19.00      29.38%       1.11%         1.09%          0.07%                $ 35,413
74%
1998              $20.29      18.98%       1.11%         0.95%            --                 $ 82,682
38%
1999              $21.00      16.60%       1.11%         0.48%            --                 $ 89,140
34%
Wachovia Growth & Income Fund
1995              $12.88      33.59%       1.35%         1.58%          0.36%                $119,484
30%
1996              $16.41      30.10%       1.35%         1.04%          0.31%                $186,147
12%
1997              $20.60      28.50%       1.30%         0.70%          0.30%                $338,724
13%
1998              $23.54      20.77%       1.21%         0.59%          0.08%                $130,306
24%
1999              $24.86      20.40%       1.09%         0.24%            --                 $ 94,674
44%
Wachovia Equity Index Fund
1995              $13.62      36.15%       0.48%         2.39%          0.05%                $186,841
60%
1996              $15.98      27.19%       0.48%         2.23%          0.13%                $ 18,154
12%
1997              $18.89      27.55%       0.72%         1.46%          0.02%                $ 50,917
4%
1998              $22.41      22.74%       0.70%         1.23%            --                 $131,594
29%
1999              $26.18      19.97%       0.69%         1.07%            --                 $182,697
11%
Wachovia Special Values Fund
1995              $12.18      25.91%       1.29%         0.80%          0.58%                $ 24,093
57%
1996              $15.67      39.78%       1.21%         0.47%          0.29%                $  6,642
38%
1997              $18.64      33.08%       1.35%         0.74%          0.01%                $ 37,766
46%
1998              $16.13       (3.86%)     1.25%         0.98%            --                 $ 59,408
20%
1999              $16.03      5.40%        1.23%         1.61%          0.00%(7)             $ 65,348
44%
Wachovia Emerging Markets Fund
1995(1)           $10.41       4.10%       1.80%(5)      0.85%(5)       0.28%(5)             $ 71,276
17%
1996              $11.67      12.45%       1.69%         0.73%          0.09%                $  5,488
30%
1997              $11.12       (3.82%)     1.79%         0.26%            --                 $  7,996
60%
1998              $ 8.43      (23.46%)     1.68%         0.90%            --                 $  8,677
51%
1999              $11.74      40.07%       1.60%         0.37%            --                 $ 16,007
56%
Wachovia Personal Equity Fund
1999(6)           $10.67      6.75%        1.15%(5)      0.39%(5)       0.01%(5)             $ 110
11%
Wachovia Balanced Fund
1995              $11.92      26.32%       0.76%         3.58%          0.16%                $207,421
102%
1996              $13.30      18.55%       0.76%         3.05%          0.24%                $ 18,619
99%
1997              $13.26      15.17%       1.02%         2.77%          0.16%                $ 50,968
143%
1998              $13.72      14.36%       1.01%         2.88%          0.09%                $119,093
124%
1999              $13.45      13.95%       1.01%         2.26%          0.08%                $205,167
66%

(1) Reflects operations for the period from December 26, 1994 (date of initial public investment) to November 30, 1995.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3) This contractual expense decrease is reflected in both the expense and net investment income ratios shown above.

(4) Per share information is based on average shares outstanding.

(5)   Computed on an annualized basis.

(6) Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.

(7)   Less than 0.01%.



The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          Net Realized
Distributions
                                          and Unrealized                                        from Net
Realized
                 Net Asset                Gain/(Loss) on                        Distributions   Gain on Investment
                 Value,      Net          Investments, Futures    Total from    from Net        Transactions,
Futures
Year Ended       beginning   Investment   Contracts, and Foreign  Investment    Investment      Contracts
and         Total
November 30,     of period   Income       Currency Transactions   Operations    Income          Foreign
Currency      Distributions
Wachovia Fixed Income Fund
1995              $8.97        0.58           0.92                    1.50          (0.57)
--                  (0.57)
1996              $9.90        0.61(3)       (0.09)                   0.52          (0.59)
--                  (0.59)
1997              $9.83        0.54(3)        0.04                    0.58          (0.56)
--                  (0.56)
1998              $9.85        0.53(3)        0.30                    0.83          (0.54)
--                  (0.54)
1999              $10.14       0.51          (0.58)                  (0.07)         (0.51)
(0.04)                 (0.55)
Wachovia Intermediate Fixed Income Fund
1995              $9.31        0.55           0.76                    1.31          (0.55)
--                  (0.55)
1996              $10.07       0.55          (0.11)                   0.44          (0.55)
--                  (0.55)
1997              $9.96        0.54           0.06                    0.60          (0.53)
--                  (0.53)
1998              $10.03       0.47           0.40                    0.87          (0.52)
--                  (0.52)
1999              $10.38       0.50          (0.61)                  (0.11)         (0.50)
(0.20)                 (0.70)
Wachovia Short-Term Fixed Income Fund
1995              $9.58        0.59           0.24                    0.83          (0.52)
--                  (0.52)
1996              $9.89        0.56(3)       (0.06)                   0.50          (0.60)
--                  (0.60)
1997              $9.79        0.50(3)       (0.01)                   0.49          (0.51)
--                  (0.51)
1998              $9.77        0.52(3)        0.14                    0.66          (0.51)
--                  (0.51)
1999              $9.92        0.48          (0.25)                  0.23           (0.52)
--                  (0.52)
Wachovia Georgia Municipal Bond Fund
1995(4)           $10.00       0.41           0.96                    1.37          (0.41)
--                  (0.41)
1996              $10.96       0.47           0.05                    0.52          (0.47)
(0.01)                 (0.48)
1997              $11.00       0.44           0.13                    0.57          (0.44)
(0.02)                 (0.46)
1998              $11.11       0.42           0.27                    0.69          (0.42)
(0.00)(5)              (0.42)
1999              $11.38       0.43          (0.74)                  (0.31)         (0.43)
(0.03)                 (0.46)
Wachovia North Carolina Municipal Bond Fund
1995(4)           $10.00       0.43           0.99                    1.42          (0.43)
--                  (0.43)
1996              $10.99       0.45           0.09                    0.54          (0.45)
(0.05)                 (0.50)
1997              $11.03       0.43           0.14                    0.57          (0.43)
(0.02)                 (0.45)
1998              $11.15       0.43           0.32                    0.75          (0.43)
(0.01)                 (0.44)
1999              $11.46       0.42          (0.68)                  (0.26)         (0.42)
(0.06)                 (0.48)
Wachovia South Carolina Municipal Bond Fund
1995              $10.05       0.56           1.10                    1.66          (0.56)
(0.10)                 (0.66)
1996              $11.05       0.55           0.03                    0.58          (0.55)
(0.03)                 (0.58)
1997              $11.05       0.53           0.11                    0.64          (0.52)
(0.05)                 (0.57)
1998              $11.12       0.51           0.24                    0.75          (0.51)
(0.00)(5)              (0.51)
1999              $11.36       0.50          (0.77)                  (0.27)         (0.50)
(0.02)                 (0.52)
Wachovia Virginia Municipal Bond Fund
1995              $9.40        0.42           0.85                    1.27          (0.42)
--                  (0.42)
1996              $10.25       0.44          (0.10)                   0.34          (0.44)
--                  (0.44)
1997              $10.15       0.46           0.13                    0.59          (0.45)
--                  (0.45)
1998              $10.29       0.48           0.14                    0.62          (0.48)
--                  (0.42)
1999              $10.49       0.45          (0.65)                  (0.20)         (0.45)
--                  (0.45)

(1) Based on net asset value which does not reflect the sales charge or contingent deferred sales charge if applicable.

(2)  Computed on an annualized basis.

(3) Per share information based on average shares outstanding.

(4) Reflects operations for the period from December 26, 1994 (date of initial public investment) to November 30, 1995.

(5)  Less than $0.01 per share.

(6) This contractual expense decrease is reflected in both the expense and net investment income ratios shown above.



The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         Ratios to Average Net Assets

                  Net Asset                                                                  Net Assets,
                  Value,                                 Net                                 end
Portfolio
Year Ended        end of      Total                      Investment     Expense Waiver/      of period
Turnover
November 30,      period      Return(2)    Expenses      Income         Reimbursement(3)     (000 omitted)
Rate
Wachovia Fixed Income Fund
1995              $ 9.90       17.20%       0.74%         6.07%          0.10%               $169,846
155%
1996              $ 9.83        5.51%       0.74%         6.05%          0.18%               $  4,853
181%
1997              $ 9.85        6.14%       0.98%         5.65%          0.11%               $ 10,039
174%
1998              $10.14        8.65%       0.97%         5.30%          0.05%               $ 24,624
111%
1999              $ 9.52        (0.77%)     0.97%         5.34%          0.03%               $ 69,475
49%
Wachovia Intermediate Fixed Income Fund
1995              $10.07       14.44%       1.10%         5.60%          0.41%               $ 35,796
44%
1996              $ 9.96        4.46%       1.09%         5.62%          0.31%               $ 43,277
84%
1997              $10.03        6.32%       1.04%         5.50%          0.30%               $ 96,626
81%
1998              $10.38        9.39%       1.06%         5.39%          0.14%               $  4,759
57%
1999              $ 9.57        (1.03%)     0.99%         5.16%          0.04%               $  3,205
89%
Wachovia Short-Term Fixed Income Fund
1995              $ 9.89        8.82%       0.63%         5.83%          0.18%               $124,720
147%
1996              $ 9.79        5.29%       0.63%         5.50%          0.27%               $  1,675
145%
1997              $ 9.77        5.10%       0.87%         5.49%          0.19%               $  7,233
215%
1998              $ 9.92        6.93%       0.88%         5.22%          0.10%               $ 10,437
135%
1999              $ 9.63         2.44%      0.88%         4.97%          0.14%               $ 10,409
25%
Wachovia Georgia Municipal Bond Fund
1995(4)           $10.96       13.93%       0.92%(2)      4.30%(2)       1.88%(2)            $ 10,220
14%
1996              $11.00        4.97%       0.89%         4.40%          1.61%               $  7,531
14%
1997              $11.11        5.41%       1.14%         4.03%          1.11%               $  6,531
25%
1998              $11.38        6.35%       1.17%         3.72%          0.34%               $  6,900
14%
1999              $10.61        (2.83%)     1.07%         3.87%          0.30%               $  5,450
48%
Wachovia North Carolina Municipal Bond Fund
1995(4)           $10.99       14.40%       0.85%(2)      4.40%(2)       1.19%(2)            $ 18,679
19%
1996              $11.03        5.17%       0.84%         4.24%          0.77%               $ 13,752
7%
1997              $11.15        5.36%       1.07%         3.91%          0.44%               $ 11,563
17%
1998              $11.46        6.82%       1.10%         3.80%          0.16%               $  9,533
9%
1999              $10.72        (2.34%)     1.02%         3.73%          0.20%               $  8,644
11%
Wachovia South Carolina Municipal Bond Fund
1995              $11.05       16.97%       0.58%         5.23%          0.55%               $ 93,725
15%
1996              $11.05        5.54%       0.57%         5.10%          0.59%               $ 65,981
20%
1997              $11.12        6.01%       0.81%         4.79%          0.48%               $ 64,696
12%
1998              $11.36        6.88%       0.83%         4.52%          0.36%               $ 67,458
6%
1999              $10.57        (2.49%)     0.83%         4.50%          0.35%               $ 59,655
9%
Wachovia Virginia Municipal Bond Fund
1995              $10.25        13.79%      1.05%         4.33%          0.46%               $ 54,041
78%
1996              $10.15         3.50%      1.04%         4.45%          0.40%               $ 70,378
37%
1997              $10.30         5.97%      0.96%         4.50%          0.40%               $111,160
15%
1998              $10.49         6.76%      0.95%         4.35%          0.33%               $  8,835
15%
1999              $ 9.84        (2.01%)     0.90%         4.36%          0.29%               $  7,682
29%

(1) Based on net asset value which does not reflect the sales charge or contingent deferred sales charge if applicable.

(2)   Computed on an annualized basis.

(3) Per share information based on average shares outstanding.

(4) Reflects operations for the period from December 26, 1994 (date of initial public investment) to November 30, 1995.

(5)   Less than $0.01 per share.

(6) This contractual expense decrease is reflected in both the expense and net investment income ratios shown above.



The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                          Net Realized
Distributions
                                          and Unrealized                                        from Net
Realized
                 Net Asset                Gain/(Loss) on                        Distributions   Gain on Investment
                 Value,      Net          Investments, Futures    Total from    from Net        Transactions,
Futures
Year Ended       beginning   Investment   Contracts, and Foreign  Investment    Investment      Contracts
and         Total
November 30,     of period   Income       Currency Transactions   Operations    Income          Foreign
Currency      Distributions
Wachovia Equity Fund
1996(1)              $12.43       0.02          2.37                    2.39          (0.03)
--                  (0.03)
1997                 $14.79       0.04          2.42                    2.46          (0.04)
(1.86)                 (1.90)
1998                 $15.35       0.03          2.20                    2.23          (0.03)
(1.68)                 (1.71)
1999                 $15.87      (0.04)         3.38                    3.34          (0.00)(3)
(1.89)                 (1.89)
Wachovia Quantitative Equity Fund
1996(1)              $13.09       0.04          2.56                    2.60          (0.04)
--                  (0.04)
1997                 $15.65       0.08          4.10                    4.18          (0.09)
(0.79)                 (0.88)
1998                 $18.95       0.05          3.04                    3.09          (0.06)
(1.75)                 (1.81)
1999                 $20.23      (0.05)         3.16                    3.11          (0.01)
(2.42)                 (2.43)
Wachovia Special Values Fund
1999(5)              $14.60       0.17          1.22                    1.39             --
--                     --
Wachovia Balanced Fund
1996(1)              $11.68       0.09          1.59                    1.68          (0.07)
--                  (0.07)
1997                 $13.29       0.26          1.38                    1.64          (0.26)
(1.44)                 (1.70)
1998                 $13.23       0.28          1.37                    1.65          (0.29)
(0.90)                 (1.19)
1999                 $13.69       0.20          1.42                    1.62          (0.21)
(1.69)                 (1.90)
Wachovia Fixed Income Fund
1996(1)              $ 9.45       0.15          0.40                    0.55          (0.17)
--                  (0.17)
1997                 $ 9.83       0.48          0.01                    0.49          (0.48)
--                  (0.48)
1998                 $ 9.84       0.47          0.30                    0.77          (0.47)
--                  (0.47)
1999                 $10.14       0.43         (0.58)                  (0.15)         (0.43)
(0.04)                 (0.47)

(1) Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3)   Less than $0.01 per share.

(4)   Computed on an annualized basis.

(5) Reflects operations for the period from March 26, 1999 (date of initial public investment) to November 30, 1999.

(6) This contractual expense decrease is reflected in both the expense and net investment income ratios shown above.



The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                  Net Asset
                  Value,                                 Net                                 Net Assets,
Portfolio
Year Ended        end of      Total                      Investment     Expense Waiver/      end of period
Turnover
November 30,      period      Return(2)    Expenses      Income         Reimbursement(3)     (000 omitted)
Rate
Wachovia Equity Fund
1996(1)           $14.79       19.25%      1.90%(4)       0.02%(4)       0.20%(4)             $  976
64%
1997              $15.35       19.27%      1.90%          0.18%          0.06%                $ 3,448
124%
1998              $15.87       16.52%      1.87%          0.17%            --                 $ 5,725
150%
1999              $17.32       23.37%      1.84%         (0.26%)           --                 $8,992
45%
Wachovia Quantitative Equity Fund
1996(1)           $15.65       19.90%      1.87%(4)       0.46%(4)       0.11%(4)             $ 1,414
44%
1997              $18.95       28.33%      1.85%          0.31%          0.07%                $ 6,564
74%
1998              $20.23       18.15%      1.86%          0.20%            --                 $19,532
38%
1999              $20.91       15.85%      1.86%         (0.27%)           --                 $24,652
34%
Wachovia Special Values Fund
1999(5)           $15.99       9.52%       1.98%(4)       0.93%(4)       0.01%(4)             $350
44%
Wachovia Balanced Fund
1996(1)           $13.29       14.47%      1.76%(4)       1.93%(4)       0.16%(4)             $ 1,821
99%
1997              $13.23       14.19%      1.78%          2.01%          0.16%                $ 5,916
143%
1998              $13.69       13.56%      1.76%          2.13%          0.09%                $13,963
124%
1999              $13.41       13.08%      1.76%          1.50%          0.08%                $20,927
66%
Wachovia Fixed Income Fund
1996(1)           $ 9.83       5.83%       1.74%(4)       5.20%(4)       0.13%(4)             $  113
181%
1997              $ 9.84       5.21%       1.75%          4.89%          0.11%                $  140
174%
1998              $10.14       7.97%       1.72%          4.55%          0.05%                $  533
111%
1999              $9.52       (1.51)%      1.72%          4.57%          0.03%                $  819
49%

(1) Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3) Less than $0.01 per share.

(4) Computed on an annualized basis.

(5) Reflects operations for the period from March 26, 1999 (date of initial public investment) to November 30, 1999.

(6) This contractual expense decrease is reflected in both the expense and net investment income ratios shown above.



The following documents contain further details about the Funds and are available upon request and without charge:

Statement of Additional Information (SAI)--The SAI includes additional information about the Funds. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.

Shareholder Reports--The Funds publish annual and semi-annual reports to shareholders which include information about the Funds' investments. The annual report discusses market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

To obtain the SAI, the annual and semi-annual reports and other information without charge call your investment professional or the Fund at 1-800-994-4414.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


                              THE WACHOVIA FUNDS &
                          THE WACHOVIA MUNICIPAL FUNDS

                                 CLASS A SHARES
                                 ALL PORTFOLIOS

                                 CLASS B SHARES
                                  EQUITY FUND
                            QUANTITATIVE EQUITY FUND
                              SPECIAL VALUES FUND
                                 BALANCED FUND
                               FIXED INCOME FUND


Addresses

Wachovia Equity Fund                      101 Greystone Boulevard
Wachovia Quantitative Equity Fund         SC-9215
Wachovia Growth & Income Fund             Columbia, SC 29226
Wachovia Equity Index Fund
Wachovia Special Values Fund
Wachovia Emerging Markets Fund

Wachovia Personal Equity Fund

Wachovia Balanced Fund
Wachovia Fixed Income Fund
Wachovia Intermediate Fixed Income Fund Wachovia short-term fixed income Fund Wachovia GA Municipal Bond Fund Wachovia NC Municipal Bond Fund Wachovia SC Municipal Bond Fund Wachovia VA Municipal Bond Fund

Distributor                               Federated Securities Corp.
                                          Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779

Investment Adviser                        Wachovia Asset Management
                                          100 North Main Street
                                          Winston-Salem, NC 27101

Transfer Agent, Dividend Disbursing       Federated Shareholder Services Company
Agent, and Portfolio Recordkeeper         Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779

Counsel to the Wachovia Funds and         Kirkpatrick & Lockhart LLP
the Wachovia Municipal Funds              1800 Massachusetts Avenue, N.W.
                                          Washington, DC 20036-1800

Counsel to the Independent Trustees       Piper Marbury Rudnick & Wolfe LLP
                                          1200 Nineteenth Street, N.W.
                                          Washington, DC 20036-2412

Independent Auditors                      Ernst & Young LLP
                                          200 Clarendon Street
                                          Boston, MA 02116




January 31, 2000

822-27 (1/00)                                                  G01513-01 (1/00)





                             THE WACHOVIA FUNDS &
                         THE WACHOVIA MUNICIPAL FUNDS
                                CLASS Y SHARES

                                  PROSPECTUS
                               JANUARY 31, 2000

WWW.WACHOVIAFUNDS.COM


PROSPECTUS

The Wachovia Funds

CLASS Y SHARES


Wachovia Equity Fund Wachovia Personal Equity Fund Wachovia Quantitative Equity Fund Wachovia Balanced Fund Wachovia Growth & Income Fund Wachovia Fixed Income Fund Wachovia Equity Index Fund Wachovia Intermediate Fixed Income Fund Wachovia Special Values Fund Wachovia Short-Term Fixed Income Fund Wachovia Emerging Markets Fund

The Wachovia Municipal Funds

Wachovia Georgia Municipal Bond Fund
Wachovia North Carolina Municipal Bond Fund
Wachovia South Carolina Municipal Bond Fund
Wachovia Virginia Municipal Bond Fund

CLASS Y SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents
Fund Goals, Strategies, Performance and Risk                        1
What are the Funds' Fees and Expenses?                             17
What are the Funds' Main Investments and Investment Techniques?    18
What are the Risks of Investing in the Funds?                      19
What do Shares Cost?                                               20
How are the Funds Sold?                                            21
How to Purchase Shares                                             21
How to Exchange Shares                                             21
How to Redeem Shares                                               22
Account and Share Information                                      22
Who Manages the Funds?                                             23
Financial Information                                              25
JANUARY 31, 2000

FUND GOALS, STRATEGIES, PERFORMANCE AND RISK

EQUITY FUNDS

WACHOVIA EQUITY FUND


WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to produce growth of principal and income.


WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its assets in stocks. The Fund's investment adviser selects securities based on a number of factors, incorporating both growth and value measures. The investment adviser uses a combination of fundamental analysis, quantitative modeling, strategic outlook, and relative price performance trends is used to select stocks that it perceives to be undervalued with prospects for
improving fundamentals.      Risk/Return Bar Chart and Table

[CHART APPEARS HERE - SEE APPENDIX]

The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis. The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.


Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 22.04% (quarter ended December 31, 1998). Its lowest quarterly return was (11.31%) (quarter ended September 30, 1998).


Average Annual Total Return

The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 1999. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the S&P 500 Index (S&P 500), a broad-based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Calendar Period                                                 Class Y          S&P 500
1 Year                                                             26.36%             21.05%
Start of Performance/1/                                            26.94%             30.17%


1 The Fund's Class Y Shares start of performance date was July 23, 1996.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



WACHOVIA QUANTITATIVE EQUITY FUND


WHAT IS THE FUND'S INVESTMENT GOAL?


Seeks to provide growth of principal and income.


WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?


The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its holdings in stocks. Stocks are selected using a quantitative computer valuation model provided by the Fund's sub-adviser. The model combines multiple factors believed to have predictive power in determining future stock price performance.

Risk/Return Bar Chart and Table

[CHART APPEARS HERE - SEE APPENDIX]

The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis. The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.


Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 23.29% (quarter ended December 31, 1998). Its lowest quarterly return was (10.55%) (quarter ended September 30, 1998).


Average Annual Total Return

The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 1999. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the S&P 500 Index (S&P 500), a broad-based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Calendar Period                                                 Class Y          S&P 500
1 Year                                                             15.93%             21.05%
Start of Performance/1/                                            27.29%             30.17%


1 The Fund's Class Y Shares start of performance date was July 23, 1996.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WACHOVIA GROWTH & INCOME FUND


WHAT IS THE FUND'S INVESTMENT GOAL?


Seeks to provide total return through growth of capital and current income.


WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?


The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its holdings in stocks. The Fund's investment adviser selects securities based on a number of factors, incorporating both growth and value measures. The investment adviser uses a combination of fundamental analysis, quantitative modeling, strategic outlook, and relative price performance trends is used to select stocks that it perceives to have potential for growth of capital and/or income.

Risk/Return Bar Chart and Table

[CHART APPEARS HERE - SEE APPENDIX]

The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis. The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.


Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 21.20% (quarter ended December 31, 1998). Its lowest quarterly return was (9.73%) (quarter ended September 30, 1998).


Average Annual Total Return

The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 1999. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the S&P 500 Index (S&P 500), a broad-based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Calendar Period                                                 Class Y          S&P 500
1 Year                                                             23.47%             21.05%
Start of Performance/1/                                            19.05%             24.74%

1  The Fund's Class Y Shares start of performance date was March 30, 1998.


 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WACHOVIA EQUITY INDEX FUND


WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to provide a total return that approximates that of the stock market as measured by the S&P 500 Index (S&P 500).

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing in a broadly diversified portfolio of common stocks that make up the S&P 500. The Fund normally aims to invest in all the stocks in the S&P 500 and closely match the performance of the S&P 500. The Fund is managed using a computer program that identifies which stocks should be purchased or sold in order to approximate, as much as possible, the investment return of the stocks in the S&P 500. Under normal circumstances, at least 95% of the value of the Fund's holdings will be invested in stocks in the S&P 500 and S&P 500 futures contracts. However, the Fund is not required to sell securities if the 95% investment level changes due to increases or decreases in the market value of portfolio securities.

Risk/Return Bar Chart and Table

[CHART APPEARS HERE - SEE APPENDIX]

The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis. The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.


Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 21.28% (quarter ended December 31, 1998). Its lowest quarterly return was (10.03%) (quarter ended September 30, 1998).


Average Annual Total Return

The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 1999. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the S&P 500 Index (S&P 500), a broad-based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Calendar Period                                                Class Y         S&P 500
1 Year                                                            20.22%           21.05%
Start of Performance/1/                                           29.05%           30.17%


1 The Fund's Class Y Shares start of performance date was July 23, 1996.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WACHOVIA SPECIAL VALUES FUND


WHAT IS THE FUND'S INVESTMENT GOAL?


Seeks to produce growth of principal.


WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?


The Fund pursues its investment objective by investing primarily in a portfolio of stocks of small U.S. companies. The investment adviser looks for significantly undervalued companies that it believes have the potential for above-average growth commensurate with increased risk. Typical investments are in stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. Under normal market conditions, the Fund intends to invest at least 65% of its assets in stocks of companies that have a market value capitalization of $1.5 billion or less. The Fund may invest up to 20% of total assets in foreign securities.


Risk/Return Bar Chart and Table

[CHART APPEARS HERE - SEE APPENDIX]

The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis. The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.


Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 16.61% (quarter ended June 30, 1999). Its lowest quarterly return was (17.97%) (quarter ended September 30, 1998).

Average Annual Total Return


The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 1999. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the Russell 2000 Small Stock Index (Russell 2000), a broad-based market index consisting of 2,000 small capitalization common stocks. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Calendar Period                                            Class Y           Russell 2000
1 Year                                                          6.66%                 21.26%
Start of Performance/1/                                        14.97%                 16.59%


1 The Fund's Class Y Shares start of performance date was July 23, 1996.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WACHOVIA EMERGING MARKETS FUND


WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to produce long-term capital appreciation.


WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?


The Fund pursues its investment objective by investing primarily in a portfolio of securities of issuers located in countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. The investment adviser uses a value-oriented approach and selects companies in countries where political and economic factors, including currency movements, are likely to produce above average capital appreciation. Under normal market conditions, the Fund intends to invest at least 65% of its holdings in securities of issuers located emerging market countries. Although the Fund will focus its investment on the common stocks of foreign companies located in emerging market countries, the Fund may also invest in other types of securities, including debt securities.

Risk/Return Bar Chart and Table

[CHART APPEARS HERE - SEE APPENDIX]

The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis. The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 32.51% (quarter ended December 31, 1999). Its lowest quarterly return was (26.53%) (quarter ended September 30, 1998).


Average Annual Total Return

The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 1999. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the International Finance Corporation Investable Index (Total Return Series)
(IFCI), a broad-based market index of over 1,000 securities in 26 emerging market countries. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Calendar Period                                                    Class Y          IFCI
1 Year                                                                66.00%          67.11%
Start of Performance/1/                                                5.38%           3.30%


1 The Fund's Class Y Shares start of performance date was July 23, 1996.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA PERSONAL EQUITY FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks growth of principal and income, while minimizing the impact of taxes on shareholder returns.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?


The Fund pursues its goal by investing in a portfolio of common stocks of companies traded in an established market. The Fund's investment adviser identifies the most attractive securities based on a disciplined analysis of investment criteria that considers both growth and value opportunities. The Fund is managed with a long-term time horizon, and is anticipated to have a lower turnover ratio than a typical equity mutual fund. With the goal of maximizing after-tax returns, the Fund's investment adviser will seek to minimize realized capital gains in general, and short-term capital gains in particular. For example, it will generally buy securities that it intends to hold over the long term, and avoid short- term trading. In deciding which securities to sell, the Fund's investment adviser will consider their capital gain or loss situation, and may attempt to off-set capital gains by selling securities that have gone down in value or that have the highest cost basis. Also, the Fund's investment adviser generally will consider selling any security that has not met its expectations for growth, in which case the capital gain generally would be relatively small. Successful application of this strategy will result in shareholders incurring capital gains when they ultimately sell their Fund shares.

Risk/Return Bar Chart and Table

The total return bar chart and table for the Fund's Class Y Shares are not provided since the Class Y Shares have not been in operation for a full calendar year. The total return for the Fund's Class Y Shares from inception through November 30, 1999 is provided under the section "Financial Information."

WACHOVIA BALANCED FUND


WHAT IS THE FUND'S INVESTMENT GOAL?


Seeks to provide long-term growth of principal and current income.


WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing primarily in a portfolio of equity securities and debt securities. In selecting equity securities, the investment adviser uses a combined growth and value approach, seeking undervalued companies that it believes have improving prospects for growth. In selecting, debt securities, the investment adviser seeks to maximize total return (which consists of capital gains and income) available from a diversified portfolio of fixed income securities which provide relative stability of principal and income as compared to other fixed income securities. Under normal market circumstances, the Fund will invest at least 65% of its holdings in equity securities and debt securities. As a matter of operating policy, the asset mix of the Fund will normally range between 50-70% in common stocks and convertible securities, 30-50% in preferred stocks and bonds, and 0-20% in money market instruments. The Fund will maintain at least 25% of its holdings in fixed income senior securities, including convertible senior securities.


Risk/Return Bar Chart and Table

[CHART APPEARS HERE - SEE APPENDIX]

The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis. The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.


Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 12.91% (quarter ended December 31, 1998). Its lowest quarterly return was (5.17%) (quarter ended September 30, 1998).


Average Annual Total Return


The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 1999. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LABI), each a broad-based market index. LABI measures both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. agency obligations, foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Calendar Period                                      Class Y         S&P 500         LABI
1 Year                                                  15.05%           21.05%     (0.82%)
Start of Performance/1/                                 18.87%           30.17%      6.45%


1 The Fund's Class Y Shares start of performance date was July 23, 1996.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


INCOME FUNDS

WACHOVIA FIXED INCOME FUND


WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks a high level of total return.


WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?


As a secondary investment objective, the Fund attempts to minimize volatility of principal relative to the fixed income markets. Total return consists of income and capital gains (both realized and unrealized). The Fund pursues its investment objectives by investing primarily in a diversified portfolio of fixed income securities that, at the time of purchase, are rated in the top four investment categories by a nationally recognized statistical rating organization (NRSRO) or, if unrated, are of comparable quality to securities with such ratings. The Fund invests in corporate bonds, asset- and mortgage-backed securities and U.S. government securities. The investment adviser changes the Fund's weighting in these types of investments as it thinks appropriate. The Fund attempts to add value by focusing on four primary areas: duration, management, yield curve management, sector weighting and security selection. Normally, the Fund will maintain an average dollar-weighted maturity of between 6 to 10 years. The Fund will invest, under normal circumstances, at least 65% of the value of its holdings in fixed income securities.

Risk/Return Bar Chart and Table

[CHART APPEARS HERE - SEE APPENDIX]

The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis. The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.


Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 3.92% (quarter ended September 30, 1998). Its lowest quarterly return was (1.20%) (quarter ended June 30, 1999).


Average Annual Total Return


The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 1999. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the Lehman Brothers Aggregate Bond Index (LABI), a broad-based market index. LABI measures both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. agency obligations, foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Calendar Period                                                Class Y              LABI
1 Year                                                          (1.44%)             (0.82%)
Start of Performance/1/                                          5.90%               6.45%


1 The Fund's Class Y Shares start of performance date was July 23, 1996.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WACHOVIA INTERMEDIATE FIXED INCOME FUND


WHAT IS THE FUND'S INVESTMENT GOAL?


Seeks current income consistent with preservation of capital.


WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?


The Fund pursues it investment objective by investing primarily in a portfolio of fixed income securities, that, at the time of purchase, are rated in the top four investment categories by an NRSRO or, if unrated, are of comparable quality to securities with such ratings. The investment adviser changes the Fund's weighting in these types of investments as it thinks appropriate. The Fund attempts to add value by focusing on four primary areas: duration, management, yield curve management, sector weighting and security selection. Normally, the Fund will maintain an average dollar-weighted maturity of between 3 to 10 years. The Fund will invest, under normal circumstances, at least 65% of the value of its holdings in fixed income securities with stated maturities or estimated average lives of 10 years or less.

Risk/Return Bar Chart and Table

[CHART APPEARS HERE - SEE APPENDIX]

The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis. The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 4.22% (quarter ended September 30, 1998). Its lowest quarterly return was (1.30%) (quarter ended June 30, 1999).

Average Annual Total Return


The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 1999. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the Lehman Brothers Government/Corporate Intermediate Index (LBGCII), a broad-based market index. LBGCII is comprised of all issues by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.



Calendar Period                                                Class Y               LBGCII
1 Year                                                           (1.49%)                0.39%
Start of Performance/1/                                           3.37%                 4.22%


1 The Fund's Class Y Shares start of performance date was March 30, 1998.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Wachovia Short-Term Fixed Income Fund


WHAT IS THE FUND'S INVESTMENT GOAL?


Seeks to produce a high level of current income.


WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing primarily in a portfolio of short-term fixed income securities that, at the time of purchase, are rated in the top four investment categories by an NRSRO or, if unrated, are of comparable quality to securities with such ratings. Under normal market circumstances, the Fund will invest at least 65% of its holdings in such securities. The investment adviser changes the Fund's weighting in these types of investments as it thinks appropriate and use fundamental macroeconomic, credit and market analysis to select portfolio securities. The Fund will maintain an average dollar-weighted maturity of between one to three years.


Risk/Return Bar Chart and Table

[CHART APPEARS HERE - SEE APPENDIX]

The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis. The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.


Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 3.29% (quarter ended September 30, 1998). Its lowest quarterly return was 0.16% (quarter ended June 30, 1999).


Average Annual Total Return


The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 1999. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the Merrill Lynch 1-3 Year U.S. Treasury Index (MLUST), a broad-based market index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Calendar Period                                                 Class Y         MLUST
1 Year                                                              2.16%         3.06%
Start of Performance/1/                                             5.28%         5.84%

1 The Fund's Class Y start of performance date was July 23, 1996.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

MUNICIPAL FUNDS

WACHOVIA GEORGIA MUNICIPAL BOND FUND


WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to provide current income which is exempt from federal regular income tax and the income taxes imposed by the State of Georgia.


WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund normally invests at least 80% of its total assets in debt obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by the State of Georgia. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification.

Risk/Return Bar Chart and Table

[CHART APPEARS HERE - SEE APPENDIX]

The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis. The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.


Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 3.17% (quarter ended June 30, 1997). Its lowest quarterly return was (2.15%) (quarter ended June 30, 1999).

Average Annual Total Return


The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 1999. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the Lehman Brothers State General Obligation Bond Index (LSGOBI) and the Lehman Brothers Aggregate Municipal Bond Index (LBMBI), both broad- based market indexes. LSGOBI is comprised of all state general obligation debt issues. LBMBI is a benchmark for the tax-exempt bond market. The Fund's investment adviser has elected to change the benchmark from LSGOBI to LBMBI because LBMBI is more representative of the securities in which the Fund invests. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.



Calendar Period                                       Class Y          LSGOBI            LBMBI
1 Year                                                 (3.45%)          (1.13%)          (2.06%)
Start of Performance/1/                                 3.77%            5.29%            5.30%


1 The Fund's Class Y Shares start of performance date was July 23, 1996.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND


WHAT IS THE FUND'S INVESTMENT GOAL?


Seeks to provide current income which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina.


WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?


The Fund normally invests at least 80% of its total assets in debt obligations, the interest income from which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification.

Risk/Return Bar Chart and Table

[CHART APPEARS HERE - SEE APPENDIX]

The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis. The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value


Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 3.39% (quarter ended September 30, 1998). Its lowest quarterly return was (2.23%) (quarter ended June 30, 1999).


Average Annual Total Return


The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 1999. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the Lehman Brothers State General Obligation Bond Index (LSGOBI) and Lehman Brothers Aggregate Municipal Bond Index (LBMBI), both broad-based market indexes. LSGOBI is comprised of all state general obligation debt issues. LBMBI is a benchmark for the tax-exempt bond market. The Fund's investment adviser has elected to change the benchmark from LSGOBI to LBMBI because LBMBI is more representative of the securities in which the Fund invests. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.



Calendar Period                                         Class Y          LSGOBI            LBMBI
1 Year                                                 (3.16%)          (1.13%)          (2.06%)
Start of Performance/1/                                 4.09%            5.84%            5.30%


1 The Fund's Class Y Shares start of performance date was July 23, 1996.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND


WHAT IS THE FUND'S INVESTMENT GOAL?


Seeks to provide current income which is exempt from federal regular income tax and the South Carolina state income taxes.


WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?


The Fund normally invests its assets so that at least 80% of its interest income is exempt from federal regular income tax and South Carolina state income taxes or that at least 80% of its total assets are invested in debt obligations, the interest income from which is exempt from federal regular income tax and South Carolina state income taxes. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification.

Risk/Return Bar Chart and Table

[CHART APPEARS HERE - SEE APPENDIX]

The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis. The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.


Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 3.34% (quarter ended June 30, 1997). Its lowest quarterly return was (1.88%) (quarter ended June 30, 1999).

Average Annual Total Return


The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Lehman State General Obligation Bond Index (LSGOBI) and Lehman Brothers Aggregate Municipal Bond Index (LBMBI), both broad-based market indexes. LSGOBI is comprised of all state general obligation debt issues. LBMBI is a benchmark for the tax-exempt bond market. The Fund's investment adviser has elected to change the benchmark from LSGOBI to LBMBI because LBMBI is more representative of the securities in which the Fund invests. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Calendar Period                                       Class Y              LSGOBI                LBMBI
1 Year                                               (3.16%)             (1.13%)               (2.06%)
Start of Performance/1/                               4.33%               5.84%                 5.30%


1 The Fund's Class Y Shares start of performance date was July 23, 1996.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA VIRGINIA MUNICIPAL BOND FUND


WHAT IS THE FUND'S INVESTMENT GOAL?


Seeks to provide a high level of current income that is exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia as is consistent with the preservation of capital.


WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?


The Fund normally invests at least 80% of its total assets in debt obligations, the interest income from which is exempt from federal regular income tax and the personal income taxed imposed by the Commonwealth of Virginia. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification. At least 65% of the value of the Fund's total assets will be invested in obligations issued by or on behalf of the state of Virginia, its political subdivisions, or agencies.

Risk/Return Bar Chart and Table

[CHART APPEARS HERE - SEE APPENDIX]

The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis. The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 2.90% (quarter ended September 30, 1998). Its lowest quarterly return was (1.76%) (quarter ended June 30, 1999).

Average Annual Total Return


The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 1999. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the Lehman Brothers State General Obligation Bond Index (LSGOBI) and Lehman Brothers Aggregate Municipal Bond Index (LBMBI), both broad-based market indexes. LSGOBI is comprised of all state general obligation debt issues. LBMBI is a benchmark for the tax-exempt bond market. The Fund's investment adviser has elected to change the benchmark from LSGOBI to LBMBI because LBMBI is more representative of the securities in which the Fund invests. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.



Calendar Period                                        Class Y              LSGOBI                LBMBI
1 Year                                               (2.64%)             (1.13%)               (2.06%)
Start of Performance/1/                               1.15%               2.50%                 1.80%



1  The Fund's Class Y Shares start of performance date was March 30, 1998.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Funds.
  An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by Wachovia Bank, N.A., the Federal Deposit Insurance Corporation or any other government agency.
  A description of these risks can be found in "What are the Risks of Investing in the Funds?" herein.


                                                                      Debt          Emerging     Municipal
                                                           Market     Securities    Markets      Securities
Diversification
Fund                                                       Risks/1/   Risks/2/      Risks/3/     Risks/4/
Risks/5/
Equity Fund
Quantitative Equity Fund                                  .
Growth & Income Fund                                      .
Equity Index Fund                                         .
Special Values Fund                                       .
Emerging Markets Fund                                     .                          .
Personal Equity Fund                                      .
Balanced Fund                                             .           .
Fixed Income Fund                                         .           .
Intermediate Fixed Income Fund                            .           .
Short-Term Fixed Income Fund                              .           .
Georgia Municipal Bond Fund                               .           .
 .              .
North Carolina Municipal Bond Fund                        .           .
 .              .
South Carolina Municipal Bond Fund                        .           .
 .              .
Virginia Municipal Bond Fund                              .           .
 .              .


1 Each Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Stocks have greater volatility than debt securities.


2 Prices of fixed-rate debt securities generally move in the opposite direction of the interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, the price of these securities can be expected to decrease when interest rates increase and a Fund's net asset value may go down.

3 Investments in developing or emerging markets securities are subject to higher risks than those in developed market countries because there is greater uncertainty in less established markets and economies. These risks include the possibility of expropriation, nationalization or confiscatory taxation, unstable political, social or economic systems, smaller securities markets, lower trading volume, and substantial rates of inflation.

4 Local political and economic factors may adversely affect the value and liquidity of municipal securities held by a Fund. The value of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates.

5 Compared to diversified mutual funds, they may invest a higher percentage of a Fund's assets among fewer issuers of portfolio securities. This increases a Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund's share price and performance.


WHAT ARE THE FUNDS' FEES AND EXPENSES?

These tables describe the fees and expenses that you may pay when you buy and hold shares of the Funds' Class Y Shares.


Shareholder Fees Fees Paid Directly From Your             Equity         Quantitative      Growth & Income
Equity Index
 Investment                                               Fund           Equity Fund       Fund
Fund
Maximum Sales Charge (Load) Imposed on Purchases           None              None              None
None
 (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load) (as a                 None              None              None
None
 percentage of original purchase price
or
 redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested          None               None             None
None
 Dividends (and other Distributions) (as
a
 percentage of offering
price)
Redemption Fee (as a percentage of amount redeemed,        None                None            None
None
 if
applicable)
Exchange Fee                                               None                None            None
None

Annual Fund Operating
Expenses/1/
 Expenses That are Deducted From Fund
Assets
 (as a percentage of average net
assets)

Management Fee                                             0.70%               0.70%           0.70%
0.30%
Distribution (12b-1) Fee                                   None                None
None                None
Shareholder Services Fee                                   None                None
None                None
Other Expenses                                             0.14%               0.16%           0.14%
0.14%
Total Annual Class Y Shares Operating Expenses             0.84%               0.86%           0.84%
0.44%
 (Before
Waiver)1
Waiver of Fund Expenses                                    0.00%               0.00%           0.00%
0.00%
Total Actual Annual Fund Operating Expenses                0.84%               0.86%           0.84%
0.44%
 (AfterWaiver)


Shareholder Fees Fees Paid Directly From Your                Special         Emerging        Personal
Balanced
 Investment                                                  Values Fund     Markets Fund    Equity Fund
Fund
Maximum Sales Charge (Load) Imposed on Purchases                 None            None            None
None
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a                       None            None            None
None
 percentage of original purchase price or
 redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested                None            None            None
None
 Dividends (and other Distributions) (as a
 percentage of offering price)
Redemption Fee (as a percentage of amount redeemed,              None            None            None
None
 if applicable)
Exchange Fee                                                     None            None            None
None

Annual Fund Operating Expenses/1/
Expenses That are Deducted From Fund Assets
 (as a percentage of average net assets)

Management Fee                                                   0.80%           1.00%           0.70%
0.70%
Distribution (12b-1) Fee                                         None            None            None
None
Shareholder Services Fee                                         None            None            None
None
Other Expenses                                                   0.18%           0.35%           0.21%
0.14%
Total Annual Class Y Shares Operating Expenses                   0.98%           1.35%           0.91%
0.84%
 (Before Waiver)1
Waiver of Fund Expenses                                          0.00%           0.00%           0.01%
0.08%
Total Actual Annual Fund Operating Expenses                      0.98%           1.35%           0.90%
0.76%
 (AfterWaiver)




                                                                                  Intermediate
Short-Term     Georgia
Shareholder Fees Fees Paid Directly From Your                   Fixed Income      Fixed Income        Fixed
Income   Municipal
 Investment                                                     Fund              Fund
Fund           Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases                  None                None
None          None
 (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load) (as a                        None                None
None          None
 percentage of original purchase price
or
 redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested                 None                None
None          None
 Dividends (and other Distributions) (as
a
 percentage of offering
price)
Redemption Fee (as a percentage of amount redeemed,               None                None
None          None
 if
applicable)
Exchange Fee                                                      None                None
None          None

Annual Fund Operating
Expenses/1/
 Expenses That are Deducted From Fund
Assets
 (as a percentage of average net
assets)
Management Fee                                                    0.60%               0.60%
0.55%         0.75%
Distribution (12b-1) Fee                                          None                None
None          None
Shareholder Services Fee                                          None                None
None          None
Other Expenses                                                    0.15%               0.18%
0.22%         0.30%
Total Annual Class Y Shares Operating Expenses                    0.75%               0.78%
0.77%         1.05%
 (Before
Waiver)/1/
Waiver of Fund Expenses                                           0.03%               0.04%
0.14%         0.45%
Total Actual Annual Fund Operating Expenses                       0.72%               0.74%
0.63%         0.60%/2/
 (AfterWaiver)


                                                                  North           South
                                                                  Carolina        Carolina        Virginia
Shareholder Fees Fees Paid Directly From Your                     Municipal       Municipal       Municipal
 Investment                                                       Bond Fund       Bond Fund       Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases                    None            None            None
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a                          None            None            None
 percentage of original purchase price or
 redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested                   None            None            None
 Dividends (and other Distributions) (as a
 percentage of offering price)
Redemption Fee (as a percentage of amount redeemed,                 None            None            None
 if applicable)
Exchange Fee                                                        None            None            None

Annual Fund Operating Expenses/1/ Expenses That are Deducted From Fund Assets
 (as a percentage of average net assets)
Management Fee                                                      0.75%           0.75%           0.74%
Distribution (12b-1) Fee                                            None            None            None
Shareholder Services Fee                                            None            None            None
Other Expenses                                                      0.21%           0.18%           0.20%
Total Annual Class Y Shares Operating Expenses                      0.96%           0.93%           0.94%
 (Before Waiver)/1/
Waiver of Fund Expenses                                             0.36%           0.35%           0.34%
Total Actual Annual Fund Operating Expenses                         0.60%/2/        0.58%/2/        0.60%/2/
(AfterWaiver)



1 Pursuant to an agreement between the Adviser and The Wachovia Funds and The
  Wachovia Municipal Funds (collectively, the Trusts), the Adviser agrees during the period from December 15, 1998 through January 31, 2001 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trusts and that the Adviser shall not assert any right to reimbursement of amounts so waived orreimbursed.

2 The Total Actual Annual Fund Operating Expenses for the fiscal year ending
  November 30, 2000 are expected to be 0.60% for Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund and Virginia Municipal Bond Fund, respectively.


EXAMPLE

The following Example is intended to help you compare the cost of investing in each Fund's Class Y Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund's Class Y Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                            1 Year       3 Years       5 Years        10 Years
Equity Fund                                    $ 86          $268           $466         $1,037
Quantitative Equity Fund                       $ 88          $274           $477         $1,061
Growth & Income Fund                           $ 86          $268           $466         $1,037
Equity Index Fund                              $ 45          $141           $246         $  555
Special Values Fund                            $100          $312           $542         $1,201
Emerging Markets Fund                          $137          $428           $739         $1,624
Personal Equity Fund                           $ 93          $290           $504         $1,120
Balanced Fund                                  $ 86          $268           $466         $1,037
Fixed Income Fund                              $ 77          $240           $417         $  930
Intermediate Fixed Income Fund                 $ 80          $249           $433         $  966
Short-Term Fixed Income Fund                   $ 79          $246           $428         $  954
Georgia Municipal Bond Fund                    $107          $334           $579         $1,283
North Carolina Municipal Bond Fund             $ 98          $306           $531         $1,178
South Carolina Municipal Bond Fund             $ 95          $296           $515         $1,143
Virginia Municipal Bond Fund                   $ 96          $300           $520         $1,155


WHAT ARE THE FUNDS' MAIN INVESTMENTS AND INVESTMENT TECHNIQUES?

EQUITY SECURITIES

The Equity Funds invest primarily in equity securities. Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which a Fund may invest.

Common Stocks

Common Stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred Stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may treat such redeemable preferred stock as a fixed income security.

Warrants

Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated shares by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

The Income Funds invest primarily in fixed income securities. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

MUNICIPAL SECURITIES

The Municipal Funds invest primarily in municipal securities. Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Municipal Funds may invest in taxable municipal securities.

TAX EXEMPT SECURITIES

The Municipal Funds invest primarily in tax exempt securities. Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment. Interest from the Municipal Funds' investments may be subject to the federal alternative minimum tax for individuals and corporations.

PORTFOLIO TURNOVER

Instead of a buy-and-hold strategy, the Funds (except Equity Index Fund and Personal Equity Fund) actively trade their portfolio securities in an attempt to achieve each Fund's investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on the Fund's performance.


CREDIT QUALITY AND INVESTMENT RATINGS

When a Fund invests in debt securities or convertible securities most will be rated BBB or better by Standard & Poor's or Baa or better by Moody's Investors Service at the time of purchase. Unrated securities will be determined by the investment adviser to be of like quality and may have greater risk but a higher yield than comparable rated securities.

  Securities rated BBB by Standard and Poor's or Baa by Moody's Investors Service have speculative characteristics.

TEMPORARY DEFENSIVE INVESTMENTS


The Funds may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. A Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


S&P 500 Index

The S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. S&P designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value; that is, its market price per share times the number of shares outstanding. From time to time, S&P may add or delete stocks from the Index. The Index represents approximately 70% of the total market value of all common stocks. In addition, it is familiar to investors, and is recognized as a barometer of common stock investment returns. Inclusion of a particular security in the Index in no way implies an opinion by S&P as to the stock's appropriateness as an investment. The Funds are not sponsored, endorsed, sold or promoted by or affiliated with S&P.

WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

MARKET RISK

Each Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Because the Equity Funds invest primarily in stocks they are more subject to equity risks. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.


  Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small capitalization companies and lower with large capitalization companies. Therefore, you should expect that investments in the Special Values Fund will be more volatile than broad stock market indices, such as the S&P 500, or than funds that invest in large-capitalization companies such as Quantitative Equity Fund or Equity Fund.

DEBT SECURITIES RISKS

Prices of fixed-rate debt securities generally move in the opposite direction of the interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, the price of these securities can be expected to decrease when interest rates increase and any of the Income Funds' or Municipal Funds' net asset value may go down. While the investment adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to correctly predict them.

  In addition, debt securities with longer maturities or durations will experience greater price volatility than those with shorter maturities or durations, and a Fund's net asset value can be expected to fluctuate accordingly.

  The credit quality of a debt security is based upon the ability of the issuer to repay the security. If the credit quality of securities declines, the net asset value could go down.

  Principal and interest payments on a security may not be paid when due. If interest rates are declining, an issuer may repay a debt security held in the portfolio prior to its maturity. If this occurs, the investment adviser may have to reinvest the proceeds in debt securities paying lower interest rates resulting in lower yields to the Income Funds and Municipal Funds.

MUNICIPAL SECURITIES RISKS

Local political and economic factors may adversely affect the value and liquidity of municipal securities held by each of the Municipal Funds. The value of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. Because the Funds invest primarily in Georgia, North Carolina, South Carolina and Virginia, respectively, they may be adversely affected by the factors or events particular to that state.

DIVERSIFICATION RISKS


The Municipal Funds are not diversified. Compared to diversified mutual funds, they may invest a higher percentage of each Fund's assets among fewer issuers of portfolio securities. This increases each Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund's share price and performance.

PREPAYMENT RISK


The Income Funds are subject to prepayment risk. Principal on a fixed income security may be repaid before its scheduled maturity. This may reduce the security's value and require a Fund to reinvest the prepayment at a lower yield. In addition, a Fund may buy a fixed income security with an expectation of early prepayment. If the prepayment does not occur, the security will decline in value. This is known as Extension Risk.

TAX RISK

Interest on a municipal security may be subject to regular federal income tax. Since, any investment can be adversely affected by changes in tax laws, all of the Funds are subject to this risk. For example, the value of stocks can by affected by changes in capital gains tax rates.

LEVERAGING


Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount a Fund has invested in the underlying securities or currencies. The excess exposure increases the risks associated with the underlying securities or currencies on a Fund's investment performance. The Equity and Income Funds are subject to this risk.


FOREIGN SECURITIES RISKS

  The Equity Funds may invest in foreign securities. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.


Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its investment adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.


EMERGING MARKET SECURITIES RISKS

Investing in the Emerging Markets Fund entails a substantial degree of risk. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

  Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

ASSET-BACKED/MORTGAGE-BACKED SECURITIES RISKS

Asset-backed and mortgage-backed securities are subject to risks of prepayment which generally occurs when interest rates fall. Reinvesting these prepayments in a lower interest rate environment reduces an Income Fund's income. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities.

FUTURES AND OPTIONS RISKS

The successful use of futures, options, and other derivative instruments is based on the investment adviser's ability to correctly anticipate market movements. When the direction of the prices of an Equity Fund's securities does not correlate with the changes in the value of these transactions, or when the trading market for derivatives becomes illiquid, the Fund could lose money.

SECURITIES LENDING RISKS

The Funds may lend securities. When a Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

WHAT DO SHARES COST?


You can purchase, redeem, or exchange Class Y Shares (Shares) any day the New York Stock Exchange (NYSE) is open for business. When a Fund receives your transaction request in proper form (as described in the prospectus), it is processed at the next determined net asset value (NAV).

  NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Equity Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Income Funds generally value fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service. However, the Funds' Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value when a market price is unavailable. Securities held by the Emerging Markets Fund may trade on foreign exchanges on days (such as weekends) when the Fund does not calculate its NAV. As a result, the NAV of the Fund's shares may change on days when you cannot purchase or sell the Fund's shares.

  The following table summarizes the minimum required investment amount required for an investment in a Fund.


                                                                   Minimum Initial/
                                                                   Subsequent Investment
                                                                   Required
The Wachovia Funds                                                 $ 250/$50
The Wachovia Municipal Funds                                       $500/$100



Minimum initial investments may be waived from time to time for purchases by the Trust Division of Wachovia Bank, N.A. (Wachovia Bank) for its fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Funds.


HOW ARE THE FUNDS SOLD?


Each Fund offers two share classes: Class A Shares and Class Y Shares, each representing interests in a single portfolio of securities. The Equity Fund, Quantitative Equity Fund, Special Values Fund, Balanced Fund and Fixed Income Fund also offer a third class of shares, Class B Shares.

  This prospectus relates only to Class Y Shares of the Funds. Each share class has different sales charges and other expenses, which affect its performance. Call 1-800-922-9008 or contact your investment professional for more information concerning the other classes.

  The Fund's Distributor, Federated Securities Corp., (Distributor) markets the Shares described in this prospectus to certain accounts held by Wachovia Bank and its affiliates in a fiduciary, advisory, agency, custodial, or similar capacity. In connection with the sale of Shares the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE SHARES


You may purchase Shares through the Trust Division of Wachovia Bank in accordance with the procedures set forth in your account agreement. Payment may be made by check, by wire of federal funds, or by debiting a customer's account with Wachovia Bank.
  Purchase orders must be received by 3:00 p.m. (Eastern time) in order to receive that day's public offering price. Orders received after 3:00 p.m. (Eastern time) will be purchased at the next determined public offering price.

 Each Fund and the Distributor reserve the right to reject any request to purchase Shares.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Fund. You must meet the minimum initial investment requirement for purchasing Shares.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you may add to your investment on a regular basis in amounts of at least $25. Under this program, funds may be automatically withdrawn from your checking account and invested in Fund shares at the NAV next determined after an order is received by a Fund. You may apply for participation in this program through Wachovia Bank or through the Distributor.

HOW TO EXCHANGE SHARES

EXCHANGE PRIVILEGE

You may exchange Shares of a Wachovia Fund into Shares of the same class of another Wachovia Fund at NAV. To do this, you must:

 . meet any minimum initial investment requirements; and . receive a prospectus for the Fund into which you wish to exchange.

     An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.


  The Funds may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege. The Funds' management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to a Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.


  Shareholders contemplating exchanges into The Wachovia Municipal Funds should consult their tax advisers since the tax advantages of each Fund may vary.

By Telephone


You may exchange Shares by telephone by calling 1-800-922-9008.

  Telephone exchange instructions must be received by 4:00 p.m. (Eastern time) for Shares to be exchanged that day.


  Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if telephone transaction privileges change.



HOW TO REDEEM SHARES

Each Fund redeems shares at its NAV next determined after the Fund receives the redemption request in proper form. Shares may be redeemed by telephone or by mail through the trust department of Wachovia Bank or directly from the Fund.

  All redemption requests must be received before 3:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV.


  Shareholders who are trust customers of Wachovia Bank may contact their trust officer by telephone or mail for assistance with redemptions. You may redeem Shares by calling the Wachovia Funds Service Center for assistance at 1-800-922-9008.

  Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

 . your redemption is to be sent to an address other than the address of record;

 . your redemption is to be sent to an address of record that was changed within the last thirty days; or

 .  a redemption is payable to someone other than the shareholder(s) of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

 .  to allow your purchase payment to clear;
 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.


REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to automatically redeem Shares monthly or quarterly at a minimum of $100. Your account value must be at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered yield or income. You may apply for participation in this program through your financial institution.

SHARE CERTIFICATES

The Funds no longer issue Share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS


                                                                Dividends Declared
Fund                                                            and Paid
Equity Fund
Quantitative Equity Fund
Growth & Income Fund
Equity Index Fund                                                 quarterly
Personal Equity Fund
Balanced Fund
Fixed Income Fund
Intermediate Fixed Income Fund                                    monthly
Short-Term Fixed Income Fund
Emerging Markets Fund                                             annually
Special Values Fund
The Wachovia Municipal Funds                                      Declared daily/Paid monthly


Dividends are declared and paid to shareholders invested in a Fund on the record date.


  In addition, each Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares unless you elect to receive cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES

Non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

THE WACHOVIA FUNDS TAX INFORMATION

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

  Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales.
 Please consult your tax adviser regarding your federal, state, and local tax liability.

THE WACHOVIA MUNICIPAL FUNDS TAX INFORMATION


The Funds send you a timely statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of each Fund's dividends may not be exempt. Whether or not dividends are exempt from federal income tax, they may be subject to state and local taxes, although the each Fund's dividends will be exempt from their respective state's personal income tax (i.e., Georgia, North Carolina, South Carolina or Virginia) to the extent they are derived from interest on obligations exempt from that state's personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in a Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

WHO MANAGES THE FUNDS?

The Board of Trustees governs the Funds. The Board selects and oversees the investment adviser for the Funds, Wachovia Asset Management, a business unit of Wachovia Bank. The investment adviser manages each Fund's assets, including buying and selling portfolio securities. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101.


  Wachovia Bank has been managing trust assets for over 100 years, with approximately $44 billion in managed assets as of December 31, 1999.


  Quantitative Equity Fund is sub-advised by Twin Capital Management, Inc., McMurray, Pennsylvania, which is paid by the investment adviser and not by the Fund.

  The investment adviser is entitled to receive annual investment advisory fees equal to a percentage of each Fund's average daily net assets. The investment adviser may voluntarily choose to waive a portion of its fees or reimburse a Fund for certain expenses.


                           Annual Investment Advisory
                             Fee paid to Investment
                           Adviser as a percentage of
Fund                                                     average daily net assets
Equity Fund                                                 0.70%
Quantitative Equity Fund                                    0.70%
Growth & Income Fund                                        0.70%
Equity Index Fund                                           0.30%
Special Values Fund                                         0.80%
Emerging Markets Fund                                       1.00%
Personal Equity Fund                                        0.70%
Balanced Fund                                               0.70%
Fixed Income Fund                                           0.60%
Intermediate Fixed Income Fund                              0.60%
Short-Term Fixed Income Fund                                0.55%
Georgia Municipal Bond Fund                                 0.75%
North Carolina Municipal Bond Fund                          0.75%
South Carolina Municipal Bond Fund                          0.75%
Virginia Municipal Bond Fund                                0.74%



Pursuant to an agreement between the investment adviser and the Trusts, the investment adviser agrees during the period from December 15, 1998 through January 31, 2001 to waive its fees and/ or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Operating Expenses. The investment adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trusts and that the investment adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

Portfolio Managers


Portfolio Manager         Funds Managed                       Biography
Jerry D. Burton           Quantitative Equity Fund            Mr. Burton is a Chartered Financial Analyst and a
Vice President and
                                                              Portfolio Manager for Personal Financial Services
for the investment
                                                              adviser. In 1971, Mr. Burton joined South Carolina
National Bank,
                                                              which was acquired by Wachovia Bank in 1991. Mr.
Burton received a
                                                              bachelors degree from Clemson University and an MBA
from the College
                                                              of William and Mary.
------------------------------------------------------------------------------------------------------------------------------------
Daniel S. Earthman        Balanced Fund                       Mr. Earthman is a Chartered Financial Analyst,
Portfolio Manager and
                          Growth & Income Fund a Senior Vice President of the
investment adviser.
Prior to joining
                          Equity Fund                         Wachovia Bank in 1988, Mr. Earthman was a Vice
President and
                          Personal Equity Fund                Investment Manager with Richland Asset Management
in Nashville, and
                                                              an Assistant Vice President and Portfolio Manager
with North Carolina
                                                              National Bank in Charlotte. Mr. Earthman received a
bachelors degree
                                                              in business from Southern Methodist University and
an MBA from the
                                                              University of North Carolina at Chapel Hill.



------------------------------------------------------------------------------------------------------------------------------------
Roger L. Glenski          Special Values Fund                 Mr. Glenski is a Certified Public Accountant,
Portfolio Manager and
                                                              Vice President of the investment adviser. Mr.
Glenski joined Wachovia
                                                              Bank in 1996, specializing in the valuation of
closely-held
                                                              businesses and small companies. Previously, Mr.
Glenski was a staff
                                                              accountant by the accounting firms of KPMG and
Deloitte & Touche LLP
                                                              in Chicago. Mr.Glenski received a bachelors degree
from the
                                                              University of Missouri-Kansas City and an MBA from
the University of
                                    Chicago.
------------------------------------------------------------------------------------------------------------------------------------
John F. Hageman           Equity Fund                         John F. Hageman is a Chartered Financial Analyst
and a Senior Vice
                          Balanced Fund                       President and Institutional Portfolio Manager for
the investment
                          Growth & Income Fund                adviser. Mr. Hageman is responsible for managing
employee benefit,
                          Personal Equity Fund                foundation and endowment portfolios. Prior to
joining Wachovia Bank
                                                              in 1986, Mr. Hageman was Vice President and head of
Institutional
                                                              Investment Management at Michigan National
Investment Corporation
                                                              from 1977 to 1986, and an account executive with
Merrill Lynch from
                                                              1975 to 1977. Mr. Hageman received his B.A. from
Wabash College.



------------------------------------------------------------------------------------------------------------------------------------
Paige C. Henderson        Emerging Markets Fund               Ms. Henderson is a Chartered Financial Analyst and
a Vice President
                                                              of the investment adviser. Ms. Henderson joined
Wachovia Bank in 1991
                                                              as an Equity Analyst. She has managed the Emerging
Markets Fund since
                                                              1996. Ms. Henderson received a bachelors of science
in Business
                                                              Administration and an MBA from the University of
North Carolina at
                                                              Chapel Hill. Ms.Henderson is a Certified Public
Accountant.
------------------------------------------------------------------------------------------------------------------------------------
Michael W. Holt           Fixed Income Fund                   Mr. Holt is a Chartered Financial Analyst and Fixed
Income Portfolio
                          Intermediate Fixed Income Fund      Manager of the investment adviser. Mr. Holt joined
Wachovia Bank in
                          Short-Term Fixed Income Fund        1991. He is a graduate of the University of
Tennessee where he
                                                              majored in economics and received an MBA in Finance.


------------------------------------------------------------------------------------------------------------------------------------
J. Wesley Jordan          Emerging Markets Fund               Mr. Jordan is an Investment Officer and Portfolio
Manager of the
                                                              investment adviser. Mr. Jordan joined Wachovia in
1998 as an emerging
                                                              markets analyst and assumed his current position in
January 2000. He
                                                              is a graduate of the University of North Carolina
in Chapel Hill and
                                                              received a Masters of International Affairs degree
in economics from
                                                              Columbia University, where he was Managing Editor
of the Journal of
                                                              International Affairs.
------------------------------------------------------------------------------------------------------------------------------------
Russell L. Kimbro, Jr.    Equity Fund Balanced Fund           Mr. Kimbro is a Chartered Financial Analyst and
Senior Vice President
                          Growth & Income Fund                and Portfolio Manager for Personal Financial
Services for the
                          Personal Equity Fund                investment adviser. Mr. Kimbro joined Wachovia Bank
in 1985. Mr.
                                                              Kimbro is an instructor of corporate finance an the
University of
                                                              North Carolina at Greensboro. He received his
bachelors degree in
                                                              economics from Virginia Polytechnical Institute and
State University
                                                              and an MBA from the University of North Carolina at
Greensboro.

------------------------------------------------------------------------------------------------------------------------------------
F. Stanley King           Equity Fund                         Mr. King is a Chartered Financial Analyst and a
Senior Vice President
                          Balanced Fund                       of the investment adviser. Mr. King serves as
manager of
                          Growth & Income Fund                institutional portfolio management for the
investment adviser. Mr.
                          Personal Equity Fund                King joined Wachovia Bank in 1985 as a securities
analyst and assumed
                                                              his current position in 1991. He has both his
bachelors and masters
                                                              of science degrees from North Carolina State
University.



------------------------------------------------------------------------------------------------------------------------------------
George E. McCall          Quantitative Equity Fund            Mr. McCall is a Certified Financial Planner,
Portfolio Manager and
                                                              Vice President of the investment adviser. In 1981,
Mr. McCall joined
                                                              South Carolina National Bank, which was acquired by
Wachovia Bank in
                                                              1991. Mr. McCall is a graduate of Presbyterian
College and received
                                                              an MBA from the University of South Carolina.
------------------------------------------------------------------------------------------------------------------------------------
Matthew J. McGuinness     Equity Fund                         Mr. McGuinness is a Chartered Financial Analyst and
Vice President
                          Balanced Fund                       and Portfolio Manager for Personal Financial
Services for the
                          Growth & Income Fund                investment adviser. Mr. McGuinness joined Wachovia
Bank in 1991 in
                          Personal Equity Fund                the Estates/Closely-Held Unit. He received an MBA
from the University
                                                              of North Carolina at Chapel Hill.



------------------------------------------------------------------------------------------------------------------------------------
Michael O. Mercer         Equity Fund                         Mr. Mercer is a Senior Vice President of Wachovia
and manages the
                          Balanced Fund                       Wachovia Equity Investment Fund and other large
institutional
                          Growth & Income Fund                accounts. Mr. Mercer joined Wachovia Bank in 1983
and is a Chartered
                          Personal Equity Fund                Financial Analyst. Mr. Mercer is a graduate of
Catawba College and
                                                              received an MBA from Florida State University.



------------------------------------------------------------------------------------------------------------------------------------
Wayne F. Morgan           Fixed Income Fund Intermediate      Mr. Morgan is a Chartered Financial Analyst and
Senior Vice President
                          Fixed Income Fund                   of the investment adviser. Prior to joining
Wachovia Bank in June,
                          Short-Term Fixed Income Fund        1997 as a senior fixed income portfolio manager,
Mr. Morgan served as
                                                              the Director of Investments at the University of
North Carolina at
                                                              Chapel Hill, where he oversaw the management of the
University's
                                                              endowment fund. Mr.Morgan received both a bachelors
degree and his
                                                              MBA from the University of North Carolina at Chapel
Hill.

------------------------------------------------------------------------------------------------------------------------------------
J. Joseph Muster          The Wachovia Municipal Funds        Mr. Muster is a Vice President and Portfolio
Manager of Money Market
                                                              and Municipal Investments in the Fixed Income
Section of the
                                                              investment adviser. Mr. Muster joined Wachovia Bank
in 1992 and
                                                              worked as a credit analyst until January 1998 when
he was promoted to
                                                              portfolio manager. Mr. Muster is a graduate of the
University of
                                                              Georgia and
received his MBA from Duke University.
------------------------------------------------------------------------------------------------------------------------------------
Harold (Rick) Nelson III  Fixed Income Fund Intermediate      Mr. Nelson III is a Senior Vice President and fixed
income portfolio
                          Fixed Income Fund                   manager of the investment adviser. Mr. Nelson
joined Wachovia Bank in
                          Short-Term Fixed Income Fund        1985 as a fixed income portfolio manager. He
received his bachelors
                                                              of science degree in management from St. Francis
College and his MBA
                                                              in Finance from Mercer University.

------------------------------------------------------------------------------------------------------------------------------------
B. Scott Sadler           Emerging Markets Fund               Mr. Sadler is a Chartered Financial Analyst,
Portfolio Manager and
                                                              Senior Vice
President of the investment adviser.
Mr. Sadler joined
                                                              Wachovia Bank in 1987. Mr. Sadler is a graduate of
the University of
                                                              Virginia's McIntire School of Commerce with a
bachelors degree in
                                    commerce.
------------------------------------------------------------------------------------------------------------------------------------
Michael G. Sebesta        Fixed Income Fund                   Mr. Sebesta is a Vice President and Fixed Income
Portfolio Manager
                          Intermediate Fixed Income Fund      for the investment adviser. Mr. Sebesta joined
Wachovia Bank in 1989.
                          Short-Term Fixed Income Fund        Mr. Sebesta has a bachelors degree in economics
from Wake Forest
                                   University.


------------------------------------------------------------------------------------------------------------------------------------
James M. Tringas          Special Values Fund                 Mr. Tringas is a Chartered Financial Analyst and is
a Portfolio
                                                              Manager and Vice President of the investment
adviser. Mr. Tringas
                                                              joined Wachovia in 1994 as a security analyst and
assumed his current
                                                              position in 1999. Prior to joining Wachovia he was
employed by Ernst
                                                              & Young, LLP in Atlanta. He holds a bachelors
degree in accounting
                                                              and a masters degree in tax from the University of
Florida. Mr.
                                                              Tringas is a Certified Public Accountant.
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Waterfill       Balanced Fund                       Mr. Waterfill is a Senior Vice President and
Portfolio Manager of the
                          Equity Fund                         investment adviser. Mr.Waterfill joined Wachovia
Bank in 1976. Mr.
                          Quantitative Equity Fund            Waterfill received his bachelors of science degree
from the U.S.
                          Growth & Income Fund Personal       Naval Academy and his MBA from Vanderbilt
University.
                          Equity Fund


-----------------------------------------------------------------------------------------------------------------------------------


FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand each Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions.


  This information has been audited by Ernst & Young LLP, whose report, along with each Fund's audited financial statements, is included in the Annual Report. Financial Highlights-The Wachovia Funds and The Wachovia Municipal Funds


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                            Net
                                            Realized and                                   Distributions
                                            Unrealized                                     from Net Realized
                                            Gain/(Loss) on                                 Gain on
                                            Investments,                                   Investments
                                            Futures                                        Transactions
                   Net Asset                Contracts,                     Distributions   Futures Contracts,
                   Value,        Net        and Foreign    Total from      from Net        and Foreign
Year Ended         beginning     Investment Currency       Investment      Investment      Currency
November 30,       of period     Income     Transactions   Operations      Income          Transactions
Wachovia Equity Fund
           1996/1/  $12.43           0.03          2.40          2.43          (0.05)               -
            1997    $14.81           0.17          2.43          2.60          (0.16)           (1.86)
            1998    $15.39           0.17          2.21          2.38          (0.17)           (1.68)
            1999    $15.92           0.12          3.38          3.50          (0.11)           (1.89)
Wachovia Quantitative Equity Fund
           1996/1/  $13.09           0.04          2.60          2.64          (0.06)               -
            1997    $15.67           0.23          4.12          4.35          (0.23)           (0.79)
            1998    $19.00           0.23          3.06          3.29          (0.23)           (1.75)
            1999    $20.31           0.18          3.14          3.32          (0.17)           (2.42)
Wachovia Growth & Income Fund
           19986    $22.31           0.09          1.24          1.33          (0.09)               -
            1999    $23.55           0.12          4.24          4.36          (0.14)           (2.89)
Wachovia Equity Index Fund
           1996/1/  $13.37           0.095         2.60          2.69          (0.08)               -
            1997    $15.98           0.29          3.86          4.15          (0.31)           (0.91)
            1998    $18.91           0.30          3.92          4.22          (0.29)           (0.40)
            1999    $22.44           0.33          4.13          4.46          (0.32)           (0.37)
Wachovia Special Values Fund
           1996/1/  $13.62           0.03          2.02          2.05              -                -
            1997    $15.67           0.16          4.53          4.69          (0.08)           (1.61)
            1998    $18.67           0.21         (0.84)        (0.63)         (0.15)           (1.71)
            1999    $16.18           0.30         (0.54          0.84          (0.20)           (0.75)
Wachovia Emerging Markets Fund
           1996/1/  $11.92           0.015        (0.26)        (0.25)             -                -
            1997    $11.67           0.07         (0.50)        (0.43)         (0.11)               -
            1998    $11.13           0.13         (2.69)        (2.56)         (0.13)               -
            1999    $8.44            0.04          3.34          3.38          (0.07)               -
Wachovia Personal Equity Fund
           19993    $10.00           0.02          0.67          0.69          (0.01)               -
Wachovia Balanced Fund
           1996/1/  $11.68           0.08          1.63          1.71          (0.09)               -
            1997    $13.30           0.38          1.39          1.77          (0.37)           (1.44)
            1998    $13.26           0.42          1.37          1.79          (0.41)           (0.90)
            1999    $13.74           0.32          1.44          1.76          (0.34)           (1.69)

1 Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.

4 Computed on an annualized basis.

5 Per share information is based on average shares outstanding.

6 Reflects operations for the period from March 30, 1998 (date of initial public investment) to November 30, 1998.

7 This contractual expense decrease is reflected in both the expense and net investment income ratios shown above.

8  Less than 0.01%.

See Notes which are an integral part of the Financial Statements


                          Ratios to Average Net Assets
                                             ------------------------------------------------
               Net Asset
               Value,                                           Net          Expense             Net Assets,
Portfolio
Total          end of      Total                                Investment   Waiver/             end of period
Turnover
Distributions  period      Return/2/         Expenses           Income       Reimbursement/7/   (000 omitted)
Rate
(0.05)         $14.81      19.57%            0.90%/4/           0.91%/4/      0.19%/4/
$129,205           64%
(2.02)         $15.39      20.44%            0.90%              1.18%         0.07%             $156,238
124%
(1.85)         $15.92      17.69%            0.90%              1.13%            -              $200,324
150%
(2.00)         $17.42      24.52%            0.84%              0.73%            -
$223,878           45%

(0.06)         $15.67      20.19%            0.87%/4/           1.19%/4/      0.11%/4/
$152,571           44%
(1.02)         $19.00      29.60%            0.87%              1.35%         0.08%
$183,019           74%
(1.98)         $20.31      19.38%            0.87%              1.21%            -
$207,343           38%
(2.59)         $21.04      16.97%            0.86%              0.67%            -
$598,420           34%

(0.09)         $23.55       6.03%            0.86%/4/           0.90%/4/      0.08%/4/
$206,176           24%
(3.03)         $24.88      20.73%            0.84%              0.49%            -
$254,919           44%

(0.08)         $15.98      20.14%            0.48%/4/           1.92%/4/      0.06%/4/
$213,833           12%
(1.22)         $18.91      27.91%            0.47%              1.72%         0.02%
$248,030            4%
(0.69)         $22.44      23.05%            0.45%              1.46%            -
$291,708           29%
(0.69)         $26.21      20.24%            0.44%              1.32%            -
$361,934           11%

    -          $15.67      15.05%            1.15%/4/           1.76%/4/      0.24%/4/          $58,697
38%
(1.69)         $18.67      33.29%            1.11%              0.88%         0.02%             $84,501
46%
(1.86)         $16.18      (3.59%)           1.00%              1.26%            -              $90,550
20%
(0.95)         $16.07       5.61%            0.98%              1.85%         0.00%/8/
$109,969           44%

    -          $11.67       0.00%            0.63%/4/           0.45%/4/      0.13%/4/
$123,036           30%
(0.11)         $11.13      (3.73%)           1.54%              0.54%            -
$139,700           60%
(0.13)         $ 8.44     (23.34%)           1.44%              1.04%            -
$130,898           51%
(0.07)         $11.75      40.39%            1.35%              0.61%            -
$178,443           56%

(0.01)         $10.68       6.85%            0.90%/4/           0.33%/4/      0.01%/4/
$444,453           11%

(0.09)         $13.30      14.69%            0.76%/4/           2.85%/4/      0.16%/4/
$235,791           99%
(1.81)         $13.26      15.37%            0.77%              3.02%         0.16%             $250,083
143%
(1.31)         $13.74      14.77%            0.76%              3.15%         0.09%             $290,833
124%
(2.03)         $13.47      14.21%            0.76%              2.50%         0.08%
$424,506           66%

Financial Highlights-The Wachovia Funds and

The Wachovia Municipal Funds-continued

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                            Net
                                            Realized and                                   Distributions
                                            Unrealized                                     from Net Realized
                                            Gain/(Loss) on                                 Gain on
                                            Investments,                                   Investments
                                            Futures                                        Transactions
                   Net Asset                Contracts,                     Distributions   Futures Contracts,
                   Value,        Net        and Foreign    Total from      from Net        and Foreign
Year Ended         beginning     Investment Currency       Investment      Investment      Currency
November 30,       of period     Income     Transactions   Operations      Income          Transactions
  1996/1/          $ 9.45        0.17       0.40           0.57            (0.19)          -
  1997             $ 9.83        0.57       0.03           0.60            (0.58)          -
  1998             $ 9.85        0.56       0.29           0.85            (0.56)          -
  1999             $10.14        0.53      (0.58)         (0.05)           (0.53)          (0.04)
Wachovia Intermediate Fixed Income Fund
  1998/5/          $10.12        0.42       0.25           0.67            (0.41)           -
  1999             $10.38        0.53      (0.61)         (0.08)           (0.53)           (0.20)
Wachovia Short-Term Fixed Income Fund
  1996/1/          $ 9.67        0.114      0.18           0.29            (0.17)           -
  1997             $ 9.79        0.56      (0.05)          0.51            (0.53)           -
  1998             $ 9.77        0.54       0.14           0.68            (0.53)           -
  1999             $ 9.92        0.51      (0.25)          0.26            (0.55)           -
Wachovia Georgia Municipal Bond Fund
  1996/1/          $10.71        0.17       0.29           0.46            (0.17)           -
  1997             $11.00        0.47       0.13           0.60            (0.47)           (0.02)
  1998             $11.11        0.45       0.27           0.72            (0.45)           (0.00)/6/
  1999             $11.38        0.45      (0.74)         (0.29)           (0.45)           (0.03)
Wachovia North Carolina Municipal Bond Fund
  1996/1/          $10.71        0.16       0.32           0.48            (0.16)           -
  1997             $11.03        0.46       0.13           0.59            (0.45)           (0.02)
  1998             $11.15        0.46       0.32           0.78            (0.46)           (0.01)
  1999             $11.46        0.45      (0.68)         (0.23)           (0.45)           (0.06)
Wachovia South Carolina Municipal Bond Fund
  1996/1/          $10.73        0.20       0.32           0.52            (0.20)           -
  1997             $11.05        0.55       0.12           0.67            (0.55)           (0.05)
  1998             $11.12        0.54       0.24           0.78            (0.54)           (0.00)/6/
  1999             $11.36        0.52      (0.77)         (0.25)           (0.52)           (0.02)
Wachovia Virginia Municipal Bond Fund
  1998/5/          $10.34        0.32       0.15           0.47            (0.32)           -
  1999             $10.49        0.47      (0.65)         (0.18)           (0.47)           -

1 Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 Per share information is based on average shares outstanding.

5 Reflects operation for the period from March 30, 1998 (date of initial public investment) to November 30, 1998.

6 Less than $0.01 per share.

7 This contractual expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements


                          Ratios to Average Net Assets
                                             ------------------------------------------------
               Net Asset
               Value,                                           Net          Expense             Net Assets,
Portfolio
Total          end of      Total                                Investment   Waiver/             end of period
Turnover
Distributions  period      Return/2/         Expenses           Income       Reimbursement/7/   (000 omitted)
Rate
 (0.19)         $ 9.83       6.12%            0.75%/3/          6.33%/3/      0.14%/3/            $175,836
181%
 (0.58)         $ 9.85       6.38%            0.74%             5.91%         0.11%               $185,398
174%
 (0.56)         $10.14       8.92%            0.72%             5.55%         0.05%               $212,886
111%
 (0.57)         $ 9.52      (0.53%)           0.72%             5.65%         0.03%               $487,982
49%

 (0.41)         $10.38       7.11%            0.74%/3/          5.39%/3/      0.14%/3/            $ 87,831
57%
 (0.73)         $ 9.57      (0.77%)           0.74%             5.46%         0.04%               $138,508
89%

 (0.17)         $ 9.79       3.00%            0.64%/3/          5.77%/3/      0.19%/3/            $116,138
145%
 (0.53)         $ 9.77       5.33%            0.63%             5.63%         0.20%               $ 91,063
215%
 (0.53)         $ 9.92       7.19%            0.63%             5.47%         0.10%               $ 98,433
135%
 (0.55)         $ 9.63       2.70%            0.63%             5.26%         0.14%               $ 38,323
25%

 (0.17)         $11.00       4.31%            0.89%/3/          4.84%/3/      1.57%/3/            $  6,803
14%
 (0.49)         $11.11       5.63%            0.92%             4.24%         1.06%               $ 12,308
25%
 (0.45)         $11.38       6.62%            0.91%             3.96%         0.34%               $ 17,030
14%
 (0.48)         $10.61      (2.59%)           0.68%             4.43%         0.37%               $108,755
48%

 (0.16)         $11.03       4.55%            0.84%/3/          4.16%/3/      0.65%/3/            $ 28,283
7%
 (0.47)         $11.15       5.57%            0.85%             4.16%         0.42%               $ 44.104
17%
 (0.47)         $11.46       7.09%            0.85%             4.05%         0.16%               $ 56,760
9%
 (0.51)         $10.72      (2.09%)           0.66%             4.27%         0.30%               $434,523
11%

 (0.20)         $11.05       4.86%            0.57%/3/          5.56%/3/      0.54%/3/            $ 36,511
20%
 (0.60)         $11.12       6.23%            0.58%             5.01%         0.48%               $ 43,881
12%
 (0.54)         $11.36       7.15%            0.58%             4.77%         0.36%               $ 54,770
6%
 (0.54)         $10.57      (2.24%)           0.58%             4.85%         0.35%               $288,800
9%

 (0.32)         $10.49       4.61%            0.68%/3/          4.62%/3/      0.33%/3/            $ 99,154
15%
 (0.47)         $ 9.84      (1.76%)           0.65%             4.64%         0.29%               $129,811
29%

The following documents contain further details about the Funds and are available upon request and without charge:

Statement of Additional Information (SAI)--The SAI includes additional information about the Funds. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.

Shareholder Reports--The Funds publish annual and semi-annual reports to shareholders which include information about the Funds' investments. The annual report discusses market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

To obtain the SAI, the annual and semi-annual reports and other information without charge call your investment professional or the Fund at 1-800-994-4414.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http:// www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

                              THE WACHOVIA FUNDS &
                          THE WACHOVIA MUNICIPAL FUNDS
                                 CLASS Y SHARES

Addresses

WACHOVIA EQUITY FUND WACHOVIA QUANTITATIVE EQUITY FUND WACHOVIA GROWTH & INCOME FUND WACHOVIA EQUITY INDEX FUND WACHOVIA SPECIAL VALUES FUND WACHOVIA EMERGING MARKETS FUND WACHOVIA PERSONAL EQUITY FUND WACHOVIA BALANCED FUND WACHOVIA INTERMEDIATE FIXED INCOME FUND WACHOVIA SHORT-TERM FIXED INCOME FUND WACHOVIA GA MUNICIPAL BOND FUND WACHOVIA NC MUNICIPAL BOND FUND WACHOVIA SC MUNICIPAL BOND FUND WACHOVIA VA MUNICIPAL BOND FUND

DISTRIBUTOR

INVESTMENT ADVISER

TRANSFER AGENT, DIVIDEND DISBURSING
AGENT, AND PORTFOLIO RECORDKEEPER

COUNSEL TO THE WACHOVIA FUNDS AND
THE WACHOVIA MUNICIPAL FUNDS

COUNSEL TO THE INDEPENDENT TRUSTEES

INDEPENDENT AUDITORS

101 Greystone Boulevard
SC-9215
Columbia, SC 29226

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Wachovia Asset Management
100 North Main Street
Winston-Salem, NC 27101

Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
Washington, DC 20036-1800

Piper Marbury Rudnick & Wolfe LLP
1200 Nineteenth Street, NW
Washington, DC 20036-2412

Ernst & Young LLP
200 Clarendon Street
Boston,MA 02116

January 31, 2000
822-28 (1/00)

Cusip 929901817 Cusip 929901759 Cusip 929901700 Cusip 929901668 Cusip 929901775
Cusip 929901858 Cusip 929901502 Cusip 929901619 Cusip 929901726 Cusip 929901643
Cusip 929901874 Cusip 929902302 Cusip 929902609 Cusip 929902203 Cusip 929902807

G01689-01-IS (1/00)


                                                THE WACHOVIA FUNDS
                                  Class A Shares, Class B Shares, Class Y Shares

                                               Wachovia Equity Fund
                                         Wachovia Quantitative Equity Fund
                                           Wachovia Growth & Income Fund
                                            Wachovia Equity Index Fund
                                           Wachovia Special Values Fund

                                          Wachovia Emerging Markets Fund
                                           Wachovia Personal Equity Fund
                                              Wachovia Balanced Fund
                                            Wachovia Fixed Income Fund
Wachovia Intermediate Fixed Income Fund
                                     Wachovia Short-Term Fixed Income Fund

                                           THE WACHOVIA MUNICIPAL FUNDS

                                         Class A Shares and Class Y Shares
                                       Wachovia Georgia Municipal Bond Fund
                                    Wachovia North Carolina Municipal Bond Fund
                                    Wachovia South Carolina Municipal Bond Fund
                                       Wachovia Virginia Municipal Bond Fund

                                        Statement of Additional Information
                                                 January 31, 2000

      This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses of The Wachovia Funds and The Wachovia Municipal Funds, dated January 31, 2000.

      This SAI incorporates by reference the Funds' Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-994-4414.


      Contents

           How Are the Funds
      Organized?...................................................1
           Securities in Which the Funds
      Invest...........................................1
           What do Shares
      Cost?...........................................................18
           How Are the Funds
      Sold?........................................................19
           How to Buy
      Shares..............................................................19
           How to Exchange
      Shares.........................................................20
           How to Redeem
      Shares...........................................................20
           Account and Share
      Information..................................................20
           Tax
      Information.......................................................21
           Who Manages and Provides Services to the
      Funds..........................................................23
           How do the Funds Measure
      Performance?.................................................27
           Financial
      Information....................................................34
           Investment
      Ratings.......................................................35

      Addresses..........................................................39


      Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.
      3012917B (1/00)

                                                         1
HOW ARE THE FUNDS ORGANIZED?

The Wachovia Funds and The Wachovia Municipal Funds (each a Trust and together the Trusts) are open-end, management investment companies that established under the laws of the Commonwealth of Massachusetts on November 19, 1991 and August 15, 1990. The Trusts may offer separate series of shares representing interests in separate portfolios of securities. The Trusts changed their name from The Biltmore Funds and The Biltmore Municipal Funds, respectively on July 31, 1997. Each Board of Trustees (together, the Board) has established three classes of shares of the Funds, known as Class A Shares, Class B Shares and Class Y Shares (Shares). This SAI relates to all three classes of Shares.





-----------------------------------------------------------     -------------------------------------------------------------
The Wachovia Funds currently offer the            Shares        The Wachovia Municipal Funds currently offer     Shares
following professionally managed, diversified                   the following professionally managed,
portfolios:                                                     non-diversified portfolios:
-----------------------------------------------------------     -------------------------------------------------------------
Wachovia Equity Fund                               A,B,Y        Wachovia Georgia Municipal Bond Fund                 A,Y
(Equity Fund)                                                   (Georgia Municipal Bond Fund)
-----------------------------------------------------------     -------------------------------------------------------------
-----------------------------------------------------------     -------------------------------------------------------------
Wachovia Quantitative Equity Fund                  A,B,Y        Wachovia North Carolina Municipal Bond Fund          A,Y
(Quantitative Equity Fund)                                      (North Carolina Municipal Bond Fund)
-----------------------------------------------------------     -------------------------------------------------------------
-----------------------------------------------------------     -------------------------------------------------------------
Wachovia Growth & Income Fund                       A,Y         Wachovia South Carolina Municipal Bond Fund          A,Y
(Growth & Income Fund)                                          (South Carolina Municipal Bond Fund)
-----------------------------------------------------------     -------------------------------------------------------------
-----------------------------------------------------------     -------------------------------------------------------------
Wachovia Equity Index Fund                          A,Y         Wachovia Virginia Municipal Bond Fund                A,Y
(Equity Index Fund)                                             (Virginia Municipal Bond Fund)
-----------------------------------------------------------     -------------------------------------------------------------
-----------------------------------------------------------
Wachovia Special Values Fund                       A,B,Y
(Special Values Fund)
-----------------------------------------------------------
-----------------------------------------------------------
Wachovia Emerging Markets Fund                      A,Y
(Emerging Markets Fund)
-----------------------------------------------------------
-----------------------------------------------------------
Wachovia Personal Equity Fund                       A,Y
(Personal Equity Fund)
-----------------------------------------------------------
-----------------------------------------------------------
Wachovia Balanced Fund                             A,B,Y
(Balanced Fund)
-----------------------------------------------------------
-----------------------------------------------------------
Wachovia Fixed Income Fund                         A,B,Y
(Fixed Income Fund)
-----------------------------------------------------------
-----------------------------------------------------------
Wachovia Intermediate Fixed Income Fund             A,Y
(Intermediate Fixed Income Fund
-----------------------------------------------------------
-----------------------------------------------------------
Wachovia Short-Term Income Fund                     A,Y
(Short-Term Income Fund)
-----------------------------------------------------------




SECURITIES IN WHICH THE FUNDS INVEST
Following tables indicate which types of securities are a:
o         P = Principal investment of a Fund; (shaded in chart)
o         A = Acceptable (but not principal) investment of a Fund; or
o         N = Not an acceptable investment of a Fund.



Municipal Funds
-----------------------------------------------------------------------------------------------------------------------------
Securities                                    Georgia Municipal    North Carolina      South Carolina    Virginia Municipal
                                                  Bond Fund      Municipal Bond Fund Municipal Bond Fund      Bond Fund
---------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Bank Instruments                                      A                   A                   A                   A
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Commercial Paper7                                     A                   A                   A                   A
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Demand Mater Notes                                    A                   A                   A                   A
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Lending of Portfolio Securities                       A                   A                   A                   A
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Money Market Instruments                              A                   A                   A                   A
---------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Municipal Securities9                                 P                   P                   P                   P
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                                 A                   A                   A                   A
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Restricted and Illiquid Securities12                  A                   A                   A                   A
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Securities of Other Investment Companies              A                   A                   A                   A
                                             --------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations                           A                   A                   A                   A
                                             --------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Variable Rate Demand Notes                            A                   A                   A                   A
---------------------------------------------
                                             --------------------------------------------------------------------------------
When-Issued Transactions                              A                   A                   A                   A
-----------------------------------------------------------------------------------------------------------------------------





Equity Funds
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
Securities                            Equity       Quantitative     Growth &    Equity       Special       Emerging     Personal
                                         Fund       Equity Fund    Income Fund  Index      Values Fund   Markets Fund  Equity Fund
                                                                                  Fund
-------------------------------------
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
American Depository Receipts1             A              A              A           A           A             A             A
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
Banking Instruments                       A              A              A           A           A             A             A
-------------------------------------
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
Commercial Paper7                         A              A              A           A           A             A             A
-------------------------------------                                                                    -------------
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
Common Stocks                             P              P              P           P           P             A             P
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
-------------------------------------                                                                    ------------- ------------
Convertible Securities                    A              A              A           A           A             A             A
-------------------------------------                                                                    ------------- ------------
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
Corporate Debt Obligations6               A              A              A           N           A             A             A
------------------------------------- ----------- ---------------- ------------ ----------                             ------------
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
Emerging Market Securities                N              N              N           N           N             P             N
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
-------------------------------------             ---------------- ------------ ----------               ------------- ------------
European Depository Receipts              A              A              A           N           A             A             A
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
Foreign Currency Transactions4            N              N              N           N           N             A             N
-------------------------------------             ---------------- ------------ ---------- -------------               ------------
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
Foreign Securities1                       A              A              A           A           A             P             A
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
Futures and Options Transactions          A              A              A           A           A             A             A
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
-------------------------------------             ---------------- ------------ ---------- ------------- ------------- ------------
Global Depository Receipts                A              A              A           N           A             A             A
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
High-Yield Securities2                    N              N              N           N           A             A             N
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
-------------------------------------             ---------------- ------------ ---------- ------------- ------------- ------------
Index Participation Contracts5            N              N              N           A           N             N             N
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
Lending of Portfolio Securities           A              A              A           A           A             A             A
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
Master Limited Partnerships               N              N              N           N           A             N             N
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
Money Market Instruments                  A              A              A           A           A             A             A
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
Mortgage-Backed Securities10              N              N              N           N           N             A             N
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
Options on Financial Futures              A              A              A           N           A             A             A
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
Over-the-Counter Options                  A              A              A           N           A             A             A
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
Preferred Stocks                          A              A              A           A           A             A             A
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
Repurchase Agreements                     A              A              A           A           A             A             A
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
Restricted and Illiquid Securities12      A              A              A           A           A             A             A
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
Reverse Repurchase Agreements             A              A              A           A           A             A             A
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
Securities of Other Investment            A              A              A           A           A             A             A
Companies
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
Stock Index Futures and Options3          A              A              A           A           A             A             A
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
Temporary Investments                     A              A              A           A           A             A             A
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
U.S. Government Obligations               A              A              A           A           A             A             A
-------------------------------------             ---------------- ------------ ----------               ------------- ------------
------------------------------------- -----------                                          ------------- ------------- ------------
Variable Rate Demand Notes                A              A              A           A           A             A             A
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
-------------------------------------                                                      ------------- ------------- ------------
Warrants                                  A              A              A           A           A             A             A
                                                                                                         ------------- ------------
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------
When-Issued Transactions                  A              A              A           A           A             A             A
------------------------------------- ----------- ---------------- ------------ ---------- ------------- ------------- ------------

Equity Fund and Income Funds
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
Securities                                          Balanced Fund    Fixed Income Fund    Intermediate      Short-Term Fixed
                                                                                        Fixed Income Fund     Income Fund
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
American Depository Receipts1                             A                  N                  N                  N
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
Asset-Backed Securities11                                 A                  A                  A                  A
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
Bank Instruments                                          A                  A                  A                  A
-------------------------------------------------                    ------------------ ------------------ -------------------
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
Commercial Paper7                                         A                  A                  A                  A
-------------------------------------------------                    ------------------ ------------------ -------------------
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
Common Stocks                                             P                  N                  N                  N
-------------------------------------------------
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
Convertible Securities                                    A                  A                  A                  A
-------------------------------------------------
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
Corporate Debt Obligations6                               P                  P                  P                  P
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
-------------------------------------------------
Demand Master Notes                                       A                  A                  A                  A
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
-------------------------------------------------
Foreign Securities1                                       A                  A                  A                  A
-------------------------------------------------
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
Futures and Options Transactions                          A                  A                  A                  A
-------------------------------------------------
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
Futures on Foreign Government Debt Obligations            A                  A                  A                  A
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
-------------------------------------------------
Preferred Stocks                                          A                  N                  N                  N
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
Repurchase Agreements                                     A                  A                  A                  A
------------------------------------------------- ------------------ ------------------ ------------------ -------------------





------------------------------------------------- ------------------ ------------------ ------------------ -------------------
Securities                                          Balanced Fund    Fixed Income Fund    Intermediate      Short-Term Fixed
                                                                                        Fixed Income Fund     Income Fund
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
Restricted and Illiquid Securities12                      A                  A                  A                  A
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
Reverse Repurchase Agreements                             A                  A                  A                  A
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
Securities of Other Investment Companies                  A                  A                  A                  A
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
Stock Index Futures and Options3                          A                  N                  N                  N
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
Stripped Mortgage-Backed Securities                       A                  A                  A                  A
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
Temporary Investments                                     A                  A                  A                  A
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
U.S. Government Obligations                               A                  A                  A                  A
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
Variable Rate Demand Notes                                A                  A                  A                  A
-------------------------------------------------                                                          -------------------
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
Warrants                                                  A                  A                  A                  A
-------------------------------------------------                                                          -------------------
------------------------------------------------- ------------------ ------------------ ------------------ -------------------
When-Issued Transactions                                  A                  A                  A                  A
------------------------------------------------- ------------------ ------------------ ------------------ -------------------


1. Each of the Equity Fund, Quantitative Equity Fund, Special Values Fund, Balanced Fund and Personal Equity Fund may not invest more than 20% of its assets in ADRs and not more than 10% of its assets in other securities of foreign issuers (non-ADRs). 2. Securities are rated Baa or lower by Moody's or BBB or lower by S&P. Each Fund will not invest more than 35% of its total assets in such securities. 3. Not more than 20% of each Funds assets will be invested. The Funds will not purchase options to the extent that more than 5% of the value of a Fund's total assets would be invested in premiums on open put option positions or margin deposits on open positions as applicable. 4. No more than 30% of the Fund's assets will be committed to forward contracts at any time. This restriction does not include forward contracts entered into to settle securities transactions. 5. The value of these contracts together with the value of the Fund's investment in stock index futures contracts, options and options on futures contracts will not exceed 20% of the Fund's total assets. 6. Rated A or better by Moody's or S&P or of comparable quality as determined by the investment adviser. Each of the Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Index Fund may invest up to 5% of its assets in obligations rated Baa by Moody's or BBB by S&P or of comparable quality as determined by the investment adviser. 7. Rated Prime-1 by Moody's or A-1 by S&P or of comparable quality as determined by the investment adviser. 8. The fixed income and equity securities in which the Fund invests will be rated B or better by Moody's or S&P at the time of purchase. 9. State Municipal Securities are subject to one or more of the following quality standards: rated A or better by Moody's or S&P; up to 5% of total assets rated Baa by Moody's or BBB by S&P; insured by a municipal bond insurance company rated AAA by S&P or Aaa by Moody's; secured by an irrevocable escrow of direct obligations of the U.S. government; or of comparable quality as determined by the investment adviser.
10. Collateralized Mortgage Obligations must be rated AAA or better or of comparable quality as determined by the investment adviser. Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Income Fund each may invest up to 5% of its assets in CMOs rated Baa or better by Moody's or Baa or better by S&P.
11. Rated A or better by Moody's or S&P. Each Fund (except the Balanced Fund) may also invest up to 5% of its assets in securities rated Baa or better by Moody's or BBB by S&P. 12. Each Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets. Securities Descriptions and Techniques Equity Securities Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which a Fund may invest.
     Common Stocks
     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock. Preferred Stocks Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

     Interests in Other Limited Liability Companies
     Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.
     Real Estate Investment Trusts (REITs)
     REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market. Warrants Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.
Master Limited Partnerships
A master limited partnership is a publicly owned limited partnership whose shares are bought and sold on an organized stock exchange. Fixed Income Securities Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which a Fund may invest.
     Treasury Securities
     Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risks. Agency Securities Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities. The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities. Corporate Debt Securities Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely amount issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

         Commercial Paper
         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer. Demand Instruments Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.
     Mortgage Backed Securities
     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are know as ARMs. Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.
     Collateralized Mortgage Obligations (CMOs)
     CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.
     Sequential CMOS
     In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes. PACs, TACs and Companion Classes More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes. IOs and POs CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against market risks. Floaters and Inverse Floaters Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

     Z Classes and Residual Classes
     CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. IOs, POs, and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. Asset Backed Securities Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs. Historically, borrowers are more likely to refinance their mortgage than any other type of consumer or commercial debt. In addition, some asset backed securities use prepayment to buy additional assets, rather than paying off the securities. Therefore, while asset backed securities may have some prepayment risks, they generally do not present the same degree of risk as mortgage backed securities. Zero Coupon Securities Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. An investor must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity. There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities. Bank Instruments Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks. Insurance Contracts Insurance contracts include guaranteed investment contracts, funding agreements and annuities. A Fund may treat these contracts as fixed income securities. Credit Enhancement Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the investment adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement. Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.
Convertible Securities
Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities. Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. A Fund may treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics. Tax Exempt Securities Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.
     General Obligation Bonds
     General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law. Special Revenue Bonds Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, any shortfall in the tolls normally would result in a default on the bonds.
       Private Activity Bonds
       Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds. The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Municipal Funds may invest in bonds subject to AMT.
     Tax Increment Financing Bonds
     Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated. Municipal Notes Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds. Variable Rate Demand Instruments Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

     Municipal Leases
     Municipalities frequently enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by failing to include the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund typically invests in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
     (COPs). However, the Fund may also invest directly in individual leases. Foreign Securities
Foreign securities are securities of issuers based outside the United States. A Fund considers an issuer to be based outside the United States if: o it is organized under the laws of, or has a principal office located in, another country; o the principal trading market for its securities is in another country; or o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.
     Depositary Receipts
     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing. Foreign Exchange Contracts In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks. Foreign Government Securities Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European investment Bank and the Inter-American Development Bank. Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.
Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty. Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts. Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract. A Fund may trade in the following types of derivative contracts.
     Futures Contracts
     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts. Options Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A Fund, except the Wachovia Municipal Funds may engage in one or more of the following: Buy call options on securities, securities indices and futures contracts in anticipation of an increase in the value of the underlying asset. Buy put options on securities, securities indices and futures contracts in anticipation of a decrease in the value of the underlying asset. Write call options on securities, securities indices and futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. Write put options on securities, securities indices and futures contracts (to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price. When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts. Buy or write options to close out existing options positions. Hybrid Instruments Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.
Special Transactions
     Repurchase Agreements
     Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The investment adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
     Repurchase agreements are subject to credit risks.
     Reverse Repurchase Agreements
     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. Delayed Delivery Transactions Delayed delivery transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed deliverytransactions also involve credit risks in the event of a counterparty default.
         To Be Announced Securities (TBAs)
         As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.
     Dollar Rolls
     Dollar rolls are transactions where a Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks. Securities Lending A Fund may lend portfolio securities to borrowers that the investment adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to interest rate risks and credit risks. These transactions create leverage risks.
Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions. Investment Risks Stock Market Risks o The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.
o The investment adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.
Sector Risks
o Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the investment adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.
o A substantial part of a Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, by issuers located in the same state, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.
Liquidity Risks
o Trading opportunities are more limited for equity securities that are not widely held and for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
o Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
Risks Related to Company Size
o Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
o Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.
Currency Risks
o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.
o The investment adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.
Risks of Foreign Investing
o The Equity Funds may invest in foreign securities. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
o Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.
Emerging Market Securities Risks
o Investing in the Emerging Markets Fund entails a substantial degree of risk. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.
o Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.
Leverage Risks
o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
o Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.
Interest Rate Risks
o Prices of fixed income securities rise and fall in response to interest rate changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
Credit Risks
o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the investment adviser's credit assessment.
o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
Call Risks
o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
o If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

o Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

     For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

     Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

o Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.
Risks Associated with Noninvestment Grade Securities
o Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.
Tax Risks
o In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
o Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall. Investing in the S&P 500 Index-Equity Index Fund The Equity Index Fund is managed passively, in the sense that the traditional management functions of economic, financial and market analysis are limited to the extend that the Fund seeks to duplicate the composition of the S&P 500 Index. Furthermore, a company's adverse financial circumstance will not require its elimination from the Fund's portfolio, unless the company's stock is removed from the Index by S&P. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to approximate, as much as possible, the investment return of the securities that comprise the index. The Fund will select a stock for purchase into its investment portfolio based on the stock's inclusion and weighting in the Index, starting with the heaviest-weighted stock. Thus, the proportion of Fund assets invested in any one stock comprising the Index may not be identical to the percentage the particular stock represents in the Index. On occasion, so as to respond to changes in the Index's composition, as well as corporate mergers, tender offers, and other circumstances, additional adjustments will be made in the Fund's portfolio. However, it is anticipated that these adjustments will occur infrequently, and the costs will be minimized. As a result, portfolio turnover is expected to be below that encountered in other investment company portfolios. Therefore, the accompanying costs, including accounting costs, brokerage fees, custodial expenses, and transfer taxes, are expected to be relatively low. While the cash flows into and out of the Fund will impact the Fund's portfolio turnover rate and the Fund's ability to duplicate the composition of the Index and approximate its performance, investment adjustments will be made, as practicably as possible, to account for these circumstances. Since the Fund will seek to duplicate the Index's stock composition precisely, it is anticipated that the Fund's performance will approximate the performance of the Index. Factors such as the size of the Fund's portfolio, the size and timing of cash flows into and out of the Fund, changes in the securities markets and the Index itself, and the normal costs of a mutual fund will account for the difference between the performances of the Fund and the Index. Investment Limitations
         Selling Short and Buying On Margin
         The Equity Fund, Quantitative Equity Fund, Growth & Income Fund, Equity Index Fund, Special Values Fund, Emerging Markets Fund, and Balanced Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts, put options on stock index futures, put options on financial futures and portfolio securities, and writing covered call options, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities. The Short-Term Fixed Income Fund will not sell any securities short or purchase any securities on margin, other than in connection with put options on financial futures, put options on portfolio securities, and writing covered call options, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities. The Fixed Income Fund, Intermediate Fixed Income Fund, Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin. Issuing Senior Securities and Borrowing Money The Funds will not issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed and except, with respect to the Equity Index Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund, as permitted by its investment objective and policies.. The Funds (except for the Growth & Income Fund, the Intermediate Fixed Income Fund and the Virginia Municipal Bond Fund) will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. The Personal Equity Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Pledging Assets The Equity Fund, Growth & Income Fund, Quantitative Equity Fund, and Special Values Fund, Equity Index Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-term Fixed Income Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may mortgage, pledge, or hypothecate assets to secure such borrowings having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the borrowing. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis. The Emerging Markets Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and (b) collateral arrangements with respect to (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts. The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, South Carolina Municipal Bond Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge. Investing in Real Estate The Funds (except the Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund and Virginia Municipal Bond Fund) will not buy or sell real estate, including limited partnership interests, although a Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate. The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not buy or sell real estate, although a Fund may invest in municipal bonds secured by real estate or interests in real estate. Investing in Commodities The Funds will not buy or sell commodities, commodity contracts, or commodities futures contracts, except however, to the extent that the Wachovia Funds may engage in transactions involving futures contracts and related options. Underwriting The Funds will not underwrite any issue of securities, except as each Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities which the Fund may purchase pursuant to its investment objective, policies, and limitations. Diversification of Investments With respect to securities comprising 75% of the value of its total assets, the Funds (except Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund and Virginia Municipal Bond Fund) will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of each Fund's total assets would be invested in the securities of that issuer. Also, a Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. Concentration of Investments The Wachovia Funds will not invest 25% or more of the value of their total assets in any one industry, except that a Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities. The Wachovia Municipal Funds will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in industrial development bonds or other securities, the interest upon which is paid from revenues of similar type projects. A Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities. Lending Cash or Securities The Equity Fund, Growth & Income Fund and Special Values Fund, Personal Equity Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund will not lend any of their assets except portfolio securities, the market value of which do not exceed one-third of the value of a Fund's total assets. The Quantitative Equity Fund and Emerging Markets Fund will not lend any of their assets except portfolio securities. This shall not prevent the above Funds from purchasing or holding U.S. government obligations, money market instruments, demand master notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by each Fund's investment objective, policies, and limitations. The Equity Index Fund will not lend any of its assets except portfolio securities, the market value of which does not exceed one-third of the value of the Fund's total assets. This shall not prevent the purchase or holding of corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies and limitations. The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not lend any assets except portfolio securities The South Carolina Municipal Bond Fund may not lend any assets except portfolio securities up to one-third of the value of its total assets. The Funds may, however, acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with each Fund's investment objective, policies, limitations and the Trust's Declaration of Trust. Investing in Restricted Securities The South Carolina Municipal Bond Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under the Securities Act of 1933. Dealing in Puts and Calls The South Carolina Municipal Bond Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

The above investment limitations cannot be changed by the Board of Trustees (Board) unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
         Investing in Securities of Other Investment Companies
         The Funds will limit their investment in other investment companies to not more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of their total assets in any one investment company, and will invest no more than 10% of their total assets in investment companies in general, unless, they are permitted to exceed these limitations by action of the SEC. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary brokers' commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as custodian and transfer agency fees, and therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses. The Funds will invest in other investment companies primarily for the purpose of investing their short-term cash on a temporary basis. However, the Equity Index Fund may invest in Standard & Poor's Depository Receipts (SPDRs), which represent interests in the portfolio of securities held by a unit investment trust, a type of investment company. SPDRs trade like shares of common stock on the American Stock Exchange and are intended to provide investment results that generally correspond to the price and yield performance of the S&P 500 Index. The Fund's purchase of SPDRs are subject to the 3%, 5% and 10% limitations described above and secondary market purchases and sales are subject to ordinary brokerage commissions. Purchases on Margin The Personal Equity Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, and other financial contracts or derivative instruments. Pledging Assets The Personal Equity Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities. Investing in Restricted Securities The Funds will not invest more than 10% of their total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the Trustees. Investing in Illiquid Securities The Funds will not invest more than 15% of their net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, non-negotiable time deposits with maturities over seven days, and certain securities not determined under guidelines established by the Trustees to be liquid. Investing in Put Options The Funds (except Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund and Virginia Municipal Bond Fund) will not purchase put options on securities, other than put options on stock indices, unless the securities are held in a Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions. The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these. Writing Covered Call Options The Funds will not write call options on securities unless the securities are held in a Fund's portfolio or unless a Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. Investing in Warrants The Funds will not invest more than 5% of their net assets in warrants. No more than 2% of a Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. Purchasing Securities to Exercise Control The Funds will not purchase securities of a company for purposes of exercising control or management.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of deposit, to be "cash items." The Funds did not borrow money in excess of 5% of the value of their total assets during the last fiscal year and has no present intent to do so in the coming fiscal year. Determining Market Value Of Securities Market values of the Funds' portfolio securities are determined as follows:

         for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

         for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

         for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The Funds value futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

Trading in Foreign Securities. Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value (NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others. WHAT DO SHARES COST?

Each Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

Reducing or Eliminating the Front-End Sales Charge
You can reduce or eliminate the applicable front-end sales charge, as follows.

Quantity Discounts. Larger purchases of the same Share class reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases. If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

     Concurrent   Purchases.   You  can  combine  concurrent  purchases  of  the
     corresponding Share class of two Funds in calculating the applicable sales charge.

Letter of Intent. You can sign a letter of intent committing to purchase a certain amount of the same or corresponding class of Shares within a 13 month period in order to combine such purchases in calculating the applicable sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete your commitment, the escrowed Shares will be released to your account. If you do not complete your commitment within 13 months, the custodian will redeem an appropriate number of escrowed Shares to pay for the applicable sales charge.

Reinvestment Privilege. You may reinvest, within 90 days, your Share redemption proceeds at the next determined NAV, without any sales charge. This sales charge elimination is offered because a sales charge was previously assessed.

Reducing or Eliminating the Contingent Deferred Sales Charge
These reductions or eliminations are offered because no sales commissions have been advanced to the selling financial intermediary, the shareholder has already paid a Contingent Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;

o which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;

o representing up to 10% of the value of Class B Shares subject to a Systematic Withdrawal Program; o of Shares that represent a reinvestment within 90 days of a previous redemption that was assessed a CDSC; o of Shares held by the Trustees, employees, and sales representatives of the Fund, the investment adviser, the Distributor and their affiliates; employees of any financial intermediary that sells Shares pursuant to a sales agreement with the Distributor; and the immediate family members of the foregoing persons; and

o    of  Shares  originally  purchased  through  a  bank  trust  department,   a
     registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.

HOW ARE THE FUNDS SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


Sales Charge Reallowances
The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professional for sales and/or administrative services. Any payments to investment professional in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to a financial intermediary. In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year. The Adviser may reimburse the Distributor for amounts paid under this program.

Rule 12b-1 Plan
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professional such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professional) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

Federated Investors, Inc. (Federated) and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-parties who have advanced commissions to investment professional.

HOW TO BUY SHARES

Purchases at Net Asset Value
Class A Shares of a Fund may be purchased at NAV, without an initial sales charge, by investment advisers registered under the Investment Adviser's act of 1940, purchasing on behalf of their clients, by Wachovia Bank, or affiliates for funds which are held in fiduciary, advisory, agency, custodial, or similar capacity, and for which Wachovia Bank, or an affiliate or a third party will provide shareholder services for a fee paid by one of the Funds, and by trustees, officers, directors and retired directors, advisory board members, employees and spouses and children under the age of 21 of such persons, and any trusts, or individual retirement accounts operated for such persons.

Through A Retirement Program
Class A Shares may be purchased at NAV by participants in qualified retirement plans for which Wachovia Bank, or an affiliate, had previously, but no longer, serves in an administrative or fiduciary capacity. Purchases made by or through a Qualified Retirement Plan (Retirement Plan) that has in excess of an aggregate investment of $500,000 in certain Delaware Group Funds and any portfolios of The Wachovia Funds and purchases made by companies participating in a Retirement Plan that has at least 100 employees will be made at NAV, without the imposition of the sales charge. Purchases made by any Retirement Plan that has an aggregate investment of over $500,000 in the Wachovia Funds may also purchase at NAV. Class Y Shares are also offered to participants in qualified retirement plans that offer a Wachovia Fund as an investment option through a program known as "Institutional Solutions" marketed by Delaware Investment and Retirement
Services, Inc.     Former Trust Customers Former trust customers of Wachovia
Bank, N.A. whose trust relationship transferred to State Street Bank & Trust Company during the period September 3, 1999 through June 30, 2000 may continue
to hold the Class Y Shares of The Wachovia Funds.      Exchanging Securities For
Shares You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. Each Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services
Investment professionals are encouraged to open single master accounts. However, certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services they provide that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Conversion to Federal Funds
It is each Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Wachovia Bank acts as the shareholders' agent in depositing checks and converting them to federal funds.

HOW TO EXCHANGE SHARES

Qualified Retirement Plan Participants
Participants in a Delaware/Wachovia Qualified Retirement Plan are permitted to:

o exchange all or part of their Class A Shares of other eligible Delaware Funds, as well as Eligible Wachovia Funds at NAV; and

o exchange all or part of their Eligible Wachovia Fund shares into Class A Shares of the Eligible Delaware Funds, at NAV.

     However, a participant in any Retirement Plan that has an aggregate investment of $1 million or less in the Eligible Funds who exchanges into an Eligible Fund from the Money Fund must pay the applicable front-end sales charge at the time of the exchange (unless the Money Fund shares were acquired in an exchange from an Eligible Fund subject to a front-end sales charge or by reinvestment of dividends).

HOW TO REDEEM SHARES

Redemption In Kind
Although the Funds intend to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Board determines that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

Voting Rights
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All classes of each Fund in a Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of each Trust's outstanding shares of all series entitled to vote.



As of January 4, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares of the Funds. Unless otherwise noted, the address of the shareholder is 301 North Main Street, Winston-Salem, NC 27101.



---------------------------------------------------------------- ----------------------------------- --------- ----------------
Shareholder Name                                                 Fund                                Share     Percentage
Address                                                                                              Class     Owned
---------------------------------------------------------------- ----------------------------------- --------- ----------------
---------------------------------------------------------------- ----------------------------------- --------- ----------------
Wachovia Bank, N.A.                                              Equity Fund                         A         48.65%
                                                                 Equity Fund                         Y         32.57%
                                                                 Growth & Income Fund                Y         24.26%
                                                                 Quantitative Equity Fund            A         9.73%
                                                                 Quantitative Equity Fund            Y         22.87%
                                                                 Equity Index Fund                   A         48.09%
                                                                 Equity Index Fund                   Y         63.83%
                                                                 Balanced Fund                       A         52.89%
                                                                 Balanced Fund                       Y         5.58%
                                                                 Fixed Income Fund                   A         80.79%
                                                                 Fixed Income Fund                   B         38.28%
                                                                 Fixed Income Fund                   Y         8.22%
                                                                 Short-Term Fixed Income Fund        A         55.03%
                                                                 Special Values Fund                 A         5.07%
                                                                 Special Values Fund                 B         7.08%
                                                                 Special Values Fund                 Y         42.65%
                                                                 Emerging Markets Fund               A         37.50%
                                                                 Emerging Markets Fund               Y         36.06%
                                                                 Personal Equity Fund                A         97.30%
                                                                 Short-Term Fixed Income Fund        Y         35.02%
                                                                 Georgia Municipal Bond Fund         A         9.93%
                                                                 North Carolina Municipal            A         5.01%
                                                                 Bond            Fund
                                                                 Virginia Municipal Bond Fund        A         5.44%
                                                                 Virginia Municipal Bond Fund        Y         5.28%

---------------------------------------------------------------- ----------------------------------- --------- ----------------
---------------------------------------------------------------- ----------------------------------- --------- ----------------
Mahlon B. Dewey                                                  Intermediate Fixed Income Fund      A         6.10%
P.O. Box 971
Arlington, VA  22216-0971

---------------------------------------------------------------- ----------------------------------- --------- ----------------




Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

Federal Income Tax
Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, the Funds will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trusts' other portfolios will be separate from those realized by the Fund.

Foreign Investments
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

The Wachovia Municipal Funds Tax Information
Shareholders of The Wachovia Municipal Funds are not required to pay federal regular income tax on any dividends received from these Funds that represent net interest on tax-exempt municipal bonds ("exempt-interest dividends"). However, dividends representing net interest income earned on some municipal bonds may be included in calculating the federal alternative minimum tax.

The alternative minimum tax, equal to up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and increased or reduced by certain alternative minimum tax adjustments.

Interest on certain "private activity" bonds issued after August 7, 1986, is a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. A Fund may purchase all types of municipal bonds, including private activity bonds. If a Fund purchases any such bonds, a portion of its dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, exempt-interest dividends may become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of the taxpayer's "adjusted current earnings" over the taxpayer's preadjustment alternative minimum taxable income as an alternative minimum tax adjustment. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend (including exempt-interest dividends), and preadjustment alternative minimum taxable income does not include exempt-interest dividend to municipal bonds which are not private activity bonds, 75% of the difference will be included in the calculation of the corporation's alternative minimum tax.

Shareholders should consult with their tax advisers to determine whether they are subject to the alternative minimum tax and, if so, the tax treatment of dividends paid by a Fund.

Dividends of a Fund representing net interest income earned on some taxable temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by a Fund, if any, will be taxable to its shareholders as long-term capital gains regardless of the length of time the shareholders have held their shares.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and other distributions is provided annually.

Georgia And North Carolina Taxes
Under existing Georgia and North Carolina laws, shareholders of the Georgia Municipal Bond Fund and North Carolina Municipal Bond Fund will not be subject to Georgia or North Carolina income taxes, respectively, on Fund dividends to the extent that such dividends represent exempt-interest dividends as defined in the Code, which are directly attributable to (i) interest on obligations issued by or on behalf of the States of Georgia or North Carolina, respectively, or their respective political subdivisions; or (ii) interest on obligations of the United States or any other issuer whose obligations are exempt from state income taxes under federal law.

To the extent that Fund dividends are attributable to other sources, such dividends will be subject to the relevant state's income taxes.

South Carolina Taxes
Under current South Carolina law, shareholders of the South Carolina Municipal Bond Fund who are subject to South Carolina individual or corporate income taxes will not be subject to such taxes on Fund dividends to the extent that such dividends qualify as either (1) exempt-interest dividends under the Code, which are derived from interest on obligations of the state of South Carolina or any of its political subdivisions; (2) dividends derived from interest on certain obligations of the United States; and (3) dividends derived from interest on obligations of any agency or instrumentality of the United States that is prohibited by federal law from being taxed by a state or any political subdivision of a state. To the extent that Fund dividends are attributable to other sources, such dividends will be subject to South Carolina taxes.

Virginia Taxes
Distributions by the Virginia Municipal Bond Fund to a shareholder will not be subject to the Virginia income tax to the extent that the distributions are attributable to income received by the Fund as interest from Virginia Municipal Securities. Additionally, distributions by the Virginia Municipal Bond Fund to a shareholder will not be subject to the Virginia income tax to the extent that the distributions are attributable to interest income from United States obligations exempted from state taxation by the United States Constitution, treaties, and statutes. These Virginia income tax exemptions will be available only if the Fund complies with the requirement that at least 50% of the Fund's assets consist of obligations the interest on which is exempt from federal income tax at the close of each taxable quarter.

Other State And Local Taxes
Income from The Wachovia Municipal Funds is not necessarily free from state income taxes in states other than Georgia, North Carolina, or South Carolina, or the Commonwealth of Virginia, respectively, or from personal property taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

Boards Of Trustees
The Boards are responsible for managing the Trusts' business affairs and for exercising all the Trusts' powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trusts, principal occupations for the past five years, total compensation received as a Trustee from the Trusts for their most recent fiscal year. The Wachovia Funds are comprised of 15 Funds and The Wachovia Municipal Funds are comprised of four funds, together they form the Fund Complex.




As of January 4, 2000, the Funds' Boards and Officers as a group owned less than 1% of the Funds' outstanding Class A, B and Y Shares. An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. An ^ denotes retiring as a member of the Board of Trustees on February 23, 2000.




---------------------------------- ----------------------------------------------------------------------    -------------------
              Name                                     Occupations for past 5 Years                              Aggregate
            Birthdate                                                                                        Compensation from
             Address                                                                                            Fund Complex
      Position with Trusts
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
James A. Hanley                    Retired;  Vice President and Treasurer,  Abbott Laboratories  (health     $33,200
August 13, 1931                    care products) (until 1992).
4272 Sanctuary Way
Bonita Springs, FL
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
Samuel E. Hudgins                  Hudgins Consulting, LLC (independent consultant); President,              $33,200
March 4, 1929                      Percival Hudgins & Company, LLC (investment bankers/financial
715 Whitemere Court, N.W.          consultants) (until September 1997); Director, Atlantic American
Atlanta, GA                        Corporation (insurance holding company).
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
J. Berkely Ingram, Jr.^            Real estate investor and partner; formerly, Vice Chairman,                $26,000
April 17, 1924                     Massachusetts Mutual Life Insurance Company.
114-L Reynolda Village
Winston-Salem, NC
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
D. Dean Kaylor                     Retired; Executive Vice President and Chief Financial Officer, NBD        $26,000
June 29, 1930                      Bank, N.A. and NBD Bancorp, Inc. (bank and bank holding company)
2835 Greenbriar                    (until 1990).
Harbor Springs, MI
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------





---------------------------------- ----------------------------------------------------------------------    -------------------
Alvin J. Schexnider, Ph.D.         Director, Office of Health Policy Development, Wake Forest                $26,000
May 26, 1945                       University School of Medicine (since February 2000); Chancellor,
3174 Turkey Hill Road              Winston-Salem State University (1996 to January 2000); Formerly,
Winston-Salem, NC 27106            Vice Provost, Virginia Commonwealth University (1987 to 1996).
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
Charles S. Way, Jr.*               President and CEO, The Beach Company and its various affiliated           $26,000
December 18, 1937                  companies and partnerships.
211 King Street
Suite 300
Charleston, SC
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
John W. McGonigle                  Executive Vice President and Secretary of the Federated Fund              $0
October 26, 1938                   Complex; Executive Vice President, Secretary and Director, Federated
Federated Investors Tower          Investors, Inc.; Trustee, Federated Investment Management Company
Pittsburgh, PA                     and Federated Investment Counseling; Director, Federated Global
President and Treasurer            Investment Management Corp, Federated Services Company and
                                   Federated Securities Corp.
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
Charles L. Davis, Jr.              Vice President, Federated Services Company.                               $0
March 23, 1960
Federated Investors Tower
Pittsburgh, PA
Vice   President   and  Assistant
Treasurer
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
Peter J. Germain                   Senior  Vice  President  and  Director  of  Mutual  Funds   Services,     $0
September 3, 1959                  Federated  Services  Company;  formerly,  Senior  Corporate  Counsel,
Federated Investors Tower          Federated Services Company.
Pittsburgh, PA
Secretary
---------------------------------- ----------------------------------------------------------------------    -------------------




Investment Adviser
The investment adviser conducts investment research and makes investment decisions for the Funds. The investment adviser is a business unit of Wachovia Bank, N.A.

The investment adviser shall not be liable to the Trusts, the Funds, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trusts.

Sub Adviser. The Quantitative Equity Fund is sub-advised by Twin Capital Management, Inc., McMurray, Pennsylvania. Pursuant to the terms of an investment sub-advisory agreement between the investment adviser and Twin Capital Management, Inc. (Twin Capital or the Sub-Adviser), Twin Capital furnishes certain investment advisory services to the investment adviser, including investment research, quantitative analysis, statistical and other factual information, and recommendations, based on Twin Capital's analysis, and assists the investment adviser in identifying securities for potential purchase and/or sale on behalf of the Fund's portfolio. For the services provided and the expenses incurred by the Sub-Adviser, Twin Capital is entitled to receive an annual fee of $55,000 payable by the investment adviser in quarterly installments. Twin Capital may elect to waive some or all of its fee. In no event shall the Fund be responsible for any fees due to the Sub-Adviser for its services to the investment adviser. Twin Capital provides investment counsel to both individuals and institutions, including banks, thrift institutions and pension and profit-sharing plans. As of December 31, 1998, Twin Capital furnished services, substantially similar to the services to the investment adviser, to other accounts with assets in excess of $1 billion. The Sub-Adviser is controlled by Geoffrey Gerber, its President.

Brokerage Transactions
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the investment adviser looks for prompt execution of the order at a favorable price. The investment adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The investment adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the investment adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The investment adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services. Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the investment adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the investment adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The investment adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the investment adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the investment adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

Administrator

Federated Services Company, a subsidiary of Federated provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of the Funds in the Trusts (excluding Wachovia Prime Cash Management Fund) as specified below:
                   Maximum            Average Aggregate Daily Net
               Administrative Fee         Assets of the Funds
               ------------------         -------------------
                  .10 of 1%               on the first $3.5 billion
                  .06 of 1%               on $3.5 billion to $5.0 billion
                  .04 of 1%               on $5.0 billion to $10 billion
                  .03 of 1%               on $10.0 billion to $20.0 billion
                  .02 of 1%               on assets in excess of $20.0 billion


Custodian
Wachovia Bank, N.A., is custodian (the Custodian) for the securities and cash of the Funds. Under the Custodian Agreement, the Custodian holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services to be provided to the Trusts pursuant to the Custodian Agreement, the Trusts pay the Custodian an annual fee based upon the average daily net assets of the Funds and which is payable monthly. The Custodian will also charge transaction fees and out-of-pocket expenses. Foreign instruments purchased by the Funds are held by foreign banks participating in a network coordinated by State Street Bank.

Transfer Agent And Dividend Disbursing Agent
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments.

Independent Auditors
The independent auditors for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

Shareholder Services
The Fund may pay Federated Administrative Services, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Services Company may select others to perform these services for their customers and may pay them fees.

Fees Paid By the Funds for Services


------------------------- -------------------------------------- -------------------------------- --------------------------------
Fund                               Advisory Fee Paid/              Brokerage Commissions Paid         Administrative Fee Paid
                                   Advisory Fee Waived
                                                                 -------------------------------- --------------------------------
                          -------------------------------------- -------------------------------- --------------------------------
                                For the fiscal year ended           For the fiscal year ended        For the fiscal year ended
                                      November 30,                        November 30,                     November 30,
                          -------------------------------------- -------------------------------- --------------------------------
                         ---------------------------------------------------------------------------------------------------------
                             1999         1998         1997        1999       1998       1997       1999       1998       1997
-------------------------
                         ---------------------------------------------------------------------------------------------------------
Equity Fund              $2,103,351   $1,619,632   $1,230,414   $215,427   $304,185   $197,705   $250,356   $222,320   $147,147
                         $0           $0           $119,625
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Quantitative Equity Fund $3,185,116   $1,910,495   $1,345,445   $315,385   $229,054   $136,576   $370,364   $257,215   $160,933
                         $0           $4,564       $146,406
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Growth & Income Fund     $2,356,482   $1,519,361   N/A          $265,064   $232,217   N/A        $281,898   $199,855   N/A
                         $0           $26,405
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Equity Index  Fund       $1,507,843   $1,068,950   $808,170     $37,596    $18,157    $12,595    $419,626   $336,704   $225,519
                         $0           $0           $61,816
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Special Values Fund      $1,322,706   $1,184,902   $766,650     $288,501   $202,171   $206,032   $137,842   $139,710   $80,170
                         $3,432       $0           $15,052
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund    $1,655,474   $1,525,827   $1,604,745   $626,976   $831,106   $846,113   $137,802   $144,378   $134,379
                         $0           $3,334       $0
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Personal Equity Fund     $990,713     N/A          N/A          $102,637   $          N/A        $104,036   $          N/A
                         $15,909
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund            $3,422,031   $2,727,915   $1,986,263   $240,357   $310,944   $238,931   $402,347   $364,455   $237,616
                         $372,597     $368,451     $446,571
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Fixed Income Fund        $2,163,987   $1,314,978   $1,123,245   $42,239    $0         $0         $291,783   $206,835   $156,900
                         $110,201     $113,808     $205,339
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Intermediate Fixed       $635,402     $381,349     N/A          $12,134    $0         N/A        $86,913    $58,542    N/A
Income Fund              $42,003      $43,716
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Short-Term Fixed Income  $310,181     $$572,413    $632,994     $0         $0         $0         $47,798    $98,371    $96,093
Fund                     $78,764      $106,855     $224,696
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Bond   $418,853     $$159,236    $113,578     $0         $0         $0         $43,476    $20,037    $12,683
Fund                     $198,440     $71,319      $113,578
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
North Carolina           $1,466,791   $$456,438    $365,397     $0         $0         $0         $151,115   $57,431    $40,794
Municipal Bond Fund      $568,554     $99,381      $208,414
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
South Carolina           $1,507,188   $$868,899    $767,628     $0         $0         $0         $160,810   $108,509   $85,740
Municipal Bond Fund      $709,176     $421,145     489,271
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond  $876,247     $535,046     N/A          $0         $0         N/A        $98,127    $66,597    N/A
Fund                     $344,472     $177,141
----------------------------------------------------------------------------------------------------------------------------------






------------------------------------------------ ---------------------------------------------------
Funds                                               For the fiscal year ended November 30, 1999
                                                 ---------------------------------------------------
                                                 --------------- -----------------------------------
                                                   12b-1 Fee          Shareholder Services Fee
                                                 --------------- -----------------------------------
                                                 --------------- ----------------- -----------------
                                                 Class B Shares   Class A Shares    Class B Shares
------------------------------------------------ --------------- ----------------- -----------------
------------------------------------------------ --------------- ----------------- -----------------
Equity Fund                                         $54,300          $236,058          $18,100
------------------------------------------------ --------------- ----------------- -----------------
------------------------------------------------ --------------- ----------------- -----------------
Quantitative Equity Fund                            $171,432         $217,413          $57,144
------------------------------------------------ --------------- ----------------- -----------------
------------------------------------------------ --------------- ----------------- -----------------
Growth & Income Fund                                  N/A            $340,460            N/A
------------------------------------------------ --------------- ----------------- -----------------
------------------------------------------------ --------------- ----------------- -----------------
Equity Index Fund                                     N/A            $411,379            N/A
------------------------------------------------ --------------- ----------------- -----------------
------------------------------------------------ --------------- ----------------- -----------------
Special Values Fund                                   $940           $164,684            $313
------------------------------------------------ --------------- ----------------- -----------------
------------------------------------------------ --------------- ----------------- -----------------
Emerging Markets Fund                                 N/A            $33,617             N/A
------------------------------------------------ --------------- ----------------- -----------------
------------------------------------------------ --------------- ----------------- -----------------
Personal Equity Fund (a)                               $0              $16               N/A
------------------------------------------------ --------------- ----------------- -----------------
------------------------------------------------ --------------- ----------------- -----------------
Balanced Fund                                       $134,080         $480,755          $44,693
------------------------------------------------ --------------- ----------------- -----------------
------------------------------------------------ --------------- ----------------- -----------------
Fixed Income Fund                                    $5,854          $139,078           $1,951
------------------------------------------------ --------------- ----------------- -----------------
------------------------------------------------ --------------- ----------------- -----------------
Intermediate Fixed Income Fund                        N/A             $9,931             N/A
------------------------------------------------ --------------- ----------------- -----------------
------------------------------------------------ --------------- ----------------- -----------------
Short-Term Fixed Income Fund                          N/A            $25,565             N/A
------------------------------------------------ --------------- ----------------- -----------------
------------------------------------------------ --------------- ----------------- -----------------
Georgia Municipal Bond Fund                           N/A            $15,941             N/A
------------------------------------------------ --------------- ----------------- -----------------
------------------------------------------------ --------------- ----------------- -----------------
North Carolina Municipal Bond Fund                    N/A            $23,325             N/A
------------------------------------------------ --------------- ----------------- -----------------
------------------------------------------------ ---------------- ---------------- -----------------
South Carolina Municipal Bond Fund                     N/A           $162,729            N/A
------------------------------------------------ ---------------- ---------------- -----------------
------------------------------------------------ ---------------- ---------------- -----------------
Virginia Municipal Bond Fund                           N/A            $21,071            N/A
------------------------------------------------ ---------------- ---------------- -----------------

(a) Figures for the period from July 30, 1999 to November 30, 1999.


Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares. Class Y Shares do not incur 12b-1 fees or shareholder services fees. HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Total Return
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

Yield and Tax-Equivalent Yield
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The tax-equivalent yield of Shares is calculated similarly to yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



--------------------------- ------------------------------------------------------- ------------------------------------------------
Fund                                     Average Annual Total Return                                      Yield
                              for the following periods ended November 30, 1999       for the 30-day period ended November 30, 1999
                            ------------------------------------------------------- ------------------------------------------------
                            ------------------ ----------------- ------------------ --------------- ---------------- ---------------
                             Class A Shares     Class B Shares    Class Y Shares    Class A Shares  Class B Shares    Class Y Shares
                                One Year           One Year          One Year
                                Five Year         Five Year         Five Years
                                Start of           Start of          Start of
                               Performance       Performance        Performance
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
Equity Fund                 18.71%             18.37%            24.52%                 0.49%            0.00%             0.76%
                            22.03%             N/A               N/A
                            17.55%(a)          23.19%(g)         24.90%(g)
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
Quantitative Equity Fund    11.33%             10.85%            16.97%                 0.19%            0.00%             0.44%
                            20.68%             N/A               N/A
                            20.33%(b)          24.29%(g)         26.03%(g)
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
Growth & Income Fund        14.98%             N/A               20.73%                 0.13%             N/A              0.38%
                            N/A                                  N/A
                            12.47%(c)                            15.90%(h)
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
Equity Index Fund           14.56%             N/A               20.24%                 0.93%             N/A              1.23%
                            25.45%                               N/A
                            19.96%(a)                            27.71%(g)
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
Special Values Fund         0.66%              N/A               5.61%                  1.29%            0.62%             1.61%
                            17.78%             N/A               N/A
                            13.39%(a)          4.52%             14.19%(g)
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
Emerging Markets Fund       33.72%             N/A               40.39%                  N/A              N/A               N/A
                            N/A                                  N/A
                            2.92%(d)                             0.45%(g)
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
Personal Equity Fund        N/A                N/A               N/A                    0.04%             N/A              0.29%
                            N/A                                  N/A
                            1.96% (i)                            6.85%(i)
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
Balanced Fund               8.80%              8.18%             14.21%                 2.07%            1.42%             2.42%
                            16.50%             N/A               N/A
                            13.08%(a)          16.05%(g)         17.82%(g)
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
Fixed Income Fund           (5.26%)            (6.21%)           (0.53%)                5.49%            4.99%             6.00%
                            6.21%              N/A               N/A
                            4.46%(a)           4.36%(g)          6.18%(g)
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
Intermediate Fixed Income   (5.50%)            N/A               (0.77%)                4.99%             N/A              5.48%
Fund                        N/A                                  N/A
                            0.66%(c)                             3.71%
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
Short-Term Fixed Income     (0.08%)            N/A               (2.70%)                4.96%             N/A              5.35%
Fund                        5.15%                                N/A
                            4.36%(a)                             5.43%
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
Georgia Municipal Bond      (7.23%)            N/A               (2.59%)                4.25%             N/A              4.49%
Fund                        N/A                                  N/A
                            4.52%(d)                             4.10%(g)
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
North Carolina Municipal    (7.35%)            N/A               (2.09%)                4.22%             N/A              4.68%
Bond Fund                   N/A                                  N/A
                            4.84%(d)                             4.44%(g)
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
South Carolina Municipal    (6.91%)            N/A               (2.24%)                4.40%             N/A              4.87%
Bond Fund                   5.44%                                N/A
                            5.67%(e)                             4.70%(g)
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
Virginia Municipal Bond     (6.38%)            N/A               (1.76%)                4.12%             N/A              4.56%
Fund                        N/A                                  N/A
                            1.35%(f)                             1.64%(h)
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------

(a)May 10, 1993; (b) March 28, 1994; (c) January 29, 1993; (d) December 26,
   1994; (e) January 11, 1991; (f) February 1, 1993; (g) July 22, 1996; (h)
   March 29, 1998 (i) July 13, 1999
Tax Equivalency Tables-The Wachovia Municipal Funds
Set forth below are sample tax-equivalency tables that may be used in advertising and sales literature. The tables are for illustrative purposes only and is not representative of past or future performance of a Fund. The interest earned by the municipal securities owned by a Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of a Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.







TAX EQUIVALENCY TABLE
Taxable Yield Equivalent for 2000 - STATE OF GEORGIA

Tax Bracket:
     Federal                              15.00%           28.00%             31.00%           36.00%          39.60%

Combined Federal and State:              21.000%          34.000%            37.000%          42.000%         45.600%
----------------------------------------------------------------------------------------------------------------------
Joint Return                           $1-43,850  $43,851-105,950   $105,951-161,450  $161,451-288,350   Over 288,350
Single Return                          $1-26,250   $26,251-63,550    $63,551-132,600  $132,601-288,350   Over 288,350
Tax Exempt Yield:                     Taxable Yield Equivalent:
1.00%                                      1.27%            1.52%              1.59%            1.72%           1.84%
1.50%                                      1.90%            2.27%              2.38%            2.59%           2.76%
2.00%                                      2.53%            3.03%              3.17%            3.45%           3.68%
2.50%                                      3.16%            3.79%              3.97%            4.31%           4.60%
3.00%                                      3.80%            4.55%              4.76%            5.17%           5.51%
3.50%                                      4.43%            5.30%              5.56%            6.03%           6.43%
4.00%                                      5.06%            6.06%              6.35%            6.90%           7.35%
4.50%                                      5.70%            6.82%              7.14%            7.76%           8.27%
5.00%                                      6.33%            7.58%              7.94%            8.62%           9.19%
5.50%                                      6.96%            8.33%              8.73%            9.48%          10.11%
6.00%                                      7.59%            9.09%              9.52%           10.34%          11.03%
6.50%                                      8.23%            9.85%             10.32%           11.21%          11.95%
7.00%                                      8.86%           10.61%             11.11%           12.07%          12.87%
7.50%                                      9.49%           11.36%             11.90%           12.93%          13.79%
8.00%                                     10.13%           12.12%             12.70%           13.79%          14.71%
8.50%                                     10.76%           12.88%             13.49%           14.66%          15.63%
9.00%                                     11.39%           13.64%             14.29%           15.52%          16.54%
Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

Taxable Yield Equivalent for 2000 - STATE OF NORTH CAROLINA

Tax Bracket:
     Federal                              15.00%           28.00%             31.00%             36.00%        39.60%

Combined Federal and State                22.00%           35.75%             38.75%             43.75%        47.35%
----------------------------------------------------------------------------------------------------------------------
Joint Return                           $1-43,850  $43,851-105,950   $105,951-161,450   $161,451-288,350  Over 288,350
Single Return                          $1-26,250   $26,251-63,550    $63,551-132,600   $132,601-288,350  Over 288,350
Tax Exempt Yield:                     Taxable Yield Equivalent:
1.00%                                      1.28%            1.56%              1.63%            1.78%           1.90%
1.50%                                      1.92%            2.33%              2.45%            2.67%           2.85%
2.00%                                      2.56%            3.11%              3.27%            3.56%           3.80%
2.50%                                      3.21%            3.89%              4.08%            4.44%           4.75%
3.00%                                      3.85%            4.67%              4.90%            5.33%           5.70%
3.50%                                      4.49%            5.45%              5.71%            6.22%           6.65%
4.00%                                      5.13%            6.23%              6.53%            7.11%           7.60%
4.50%                                      5.77%            7.00%              7.35%            8.00%           8.55%
5.00%                                      6.41%            7.78%              8.16%            8.89%           9.50%
5.50%                                      7.05%            8.56%              8.98%            9.78%          10.45%
6.00%                                      7.69%            9.34%              9.80%           10.67%          11.40%
6.50%                                      8.33%           10.12%             10.61%           11.56%          12.35%
7.00%                                      8.97%           10.89%             11.43%           12.44%          13.30%
7.50%                                      9.62%           11.67%             12.24%           13.33%          14.25%
8.00%                                     10.265           12.455             13.06%           14.22%          15.19%
8.50%                                     10.90%           13.23%             13.88%           15.11%          16.14%
9.00%                                     11.54%           14.01%             14.69%           16.00%          17.09%
Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
Furthermore, additional state and local taxes paid on
comparable taxable investments were not used to increase federal deductions.

Taxable Yield Equivalent for 2000 - STATE OF SOUTH CAROLINA

Tax Bracket:
     Federal                              15.00%           28.00%             31.00%             36.00%        39.60%

Combined Federal and State:              22.000%          35.000%            38.000%            43.000%       46.600%
----------------------------------------------------------------------------------------------------------------------
Joint Return                           $1-43,850  $43,851-105,950   $105,951-161,450   $161,451-288,350  Over 288,350
Single Return                          $1-26,250   $26,251-63,550    $63,551-132,600   $132,601-288,350  Over 288,350
Tax Exempt Yield:                     Taxable Yield Equivalent:
1.00%                                      1.28%            1.54%              1.61%            1.75%           1.87%
1.50%                                      1.92%            2.31%              2.42%            2.63%           2.81%
2.00%                                      2.56%            3.08%              3.23%            3.51%           3.75%
2.50%                                      3.21%            3.85%              4.03%            4.39%           4.68%
3.00%                                      3.85%            4.62%              4.84%            5.26%           5.62%
3.50%                                      4.49%            5.38%              5.65%            6.14%           6.55%
4.00%                                      5.13%            6.15%              6.45%            7.02%           7.49%
4.50%                                      5.77%            6.92%              7.26%            7.89%           8.43%
5.00%                                      6.41%            7.69%              8.06%            8.77%           9.36%
5.50%                                      7.05%            8.46%              8.87%            9.65%          10.30%
6.00%                                      7.69%            9.23%              9.68%           10.53%          11.24%
6.50%                                      8.33%           10.00%             10.48%           11.40%          12.17%
7.00%                                      8.97%           10.77%             11.29%           12.28%          13.11%
7.50%                                      9.62%           11.54%             12.10%           13.16%          14.04%
8.00%                                     10.26%           12.31%             12.90%           14.04%          14.98%
8.50%                                     10.90%           13.08%             13.71%           14.91%          15.92%
9.00%                                     11.54%           13.85%             14.52%           15.79%          16.85%
Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

Taxable Yield Equivalent for 2000 - STATE OF VIRGINIA

Tax Bracket:
     Federal                              15.00%           28.00%             31.00%             36.00%        39.60%

Combined Federal and State               20.750%          33.750%            36.750%            41.750%      45.2350%
----------------------------------------------------------------------------------------------------------------------
Joint Return                           $1-43,850  $43,851-105,950   $105,951-161,450   $161,451-288,350  Over 288,350
Single Return                          $1-26,250   $26,251-63,550    $63,551-132,600   $132,601-288,350  Over 288,350
Tax Exempt Yield:                     Taxable Yield Equivalent:
1.00%                                      1.26%            1.51%              1.58%            1.72%           1.83%
1.50%                                      1.89%            2.26%              2.37%            2.58%           2.74%
2.00%                                      2.52%            3.02%              3.16%            3.43%           3.66%
2.50%                                      3.15%            3.77%              3.95%            4.29%           4.57%
3.00%                                      3.79%            4.53%              4.74%            5.15%           5.49%
3.50%                                      4.42%            5.28%              5.53%            6.01%           6.40%
4.00%                                      5.05%            6.04%              6.32%            6.87%           7.32%
4.50%                                      5.68%            6.79%              7.11%            7.73%           8.23%
5.00%                                      6.31%            7.55%              7.91%            8.58%           9.15%
5.50%                                      6.94%            8.30%              8.70%            9.44%          10.06%
6.00%                                      7.57%            9.06%              9.49%           10.30%          10.98%
6.50%                                      8.20%            9.81%             10.28%           11.16%          11.89%
7.00%                                      8.83%           10.57%             11.07%           12.02%          12.81%
7.50%                                      9.46%           11.32%             11.86%           12.88%          13.72%
8.00%                                     10.09%           12.08%             12.65%           13.73%          14.64%
8.50%                                     10.73%           12.83%             13.44%           14.59%          15.55%
9.00%                                     11.36%           13.58%             14.23%           15.45%          16.47%
Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

---------------------------------- ------------------- ------------------- --------------------- ---------------------
Tax Equivalent Yield               Georgia  Municipal  North     Carolina  South       Carolina  Virginia   Municipal
for the 30-day period ended        Bond Fund           Municipal     Bond  Municipal Bond Fund   Bond Fund
November 30, 1999                                      Fund
---------------------------------- ------------------- ------------------- --------------------- ---------------------
Class A Shares                     7.81%               8.02%               8.24%                 7.52%
---------------------------------- ------------------- ------------------- --------------------- ---------------------
Class Y Shares                     8.25%               8.89%               9.12%                 8.33%
---------------------------------- ------------------- ------------------- --------------------- ---------------------




Performance Information for Predecessor Mutual Funds
The Growth & Income Fund, Intermediate Fixed Income Fund and Virginia Municipal Bond Fund (Successor Funds) are the successors to portfolios of the MarketWatch Funds, which were previously managed by the investment adviser. On March 27, 1998, the assets and liabilities of the respective MarketWatch Funds were transferred to the Successor Funds in exchange for each Fund's shares, respectively. The investment adviser has represented that each Successor Fund's investment objective, policies and limitations are in all material respects equivalent to those of the respective MarketWatch Fund.

Quoted performance data for the Successor Funds includes past performance of the MarketWatch Funds and is not necessarily indicative of the Successor Funds' future performance. The MarketWatch Funds did not offer separate classes of shares and were subject to different expenses, and therefore, performance may vary.

Performance Comparisons
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and
o information about the mutual fund industry from sources such as the Investment Company Institute. A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

A Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in maximum offering price over a specific period of time. From time to time, a Fund will quote its Lipper ranking in advertising and sales literature. Dow Jones Industrial Average ("DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole. Standard & Poor's Daily Stock Price Index of 500 Common Stocks (the "S&P Index"), is a composite index of common stocks in industry, transportation, and financial and public utility companies. In addition, the S&P Index assumes reinvestment of all dividends paid by stocks listed on the S&P Index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P Index figures. Russell 2000 Index is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare the total returns of funds whose portfolios are invested primarily in small capitalization common stocks. Europe, Australia, and Far East ("EAFE") is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland. International Finance Corporation ("IFC") Emerging Market Indices are market capitalization-weighted foreign securities indices, which are used to measure the performance of emerging markets (as defined by the World Bank) in Europe, Asia, Latin America and the Middle East/Africa. The IFC calculates both a "Global" and an "Investable" version of its index. The "Global" version includes companies and countries with regard to their access to foreign investors. The "Investable" Index adjusts company and market weights to reflect their accessibility to foreign investors. The IFC Global Index currently covers approximately 1,200 securities in 25 markets; the IFC Investable Index currently covers approximately 900 securities in 24 markets. Both indices are presently calculated in local currency and in US dollars, without dividends and with gross dividends reinvested (e.g., before withholding taxes). The IFC is a subsidiary of the World Bank, and has been collecting data on emerging markets since 1975. Morgan Stanley Capital International ("MSCI") Emerging Markets Indices are market capitalization-weighted foreign securities indices, which are used to measure the performance of emerging markets (as defined by the World Bank) in Europe, Asia, Latin America and the Middle East/Africa. MSCI calculates a "Global" and a "Free" version of its index. The "Global" version includes companies and countries without regard to their access to foreign investors. The "Free" Index adjusts company and market weights to reflect their accessibility to foreign investors. The MSCI Global Index currently covers approximately 630 securities in 20 markets; the MSCI Free Index currently covers approximately 560 securities in 19 markets. Both indices are presently calculated in local currency and in US dollars, without dividends and with gross dividends reinvested (e.g., before withholding taxes). Merrill Lynch Composite 1-3 Year Treasury Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith. Merrill Lynch Composite 1-5 Year Treasury Index is comprised of approximately 66 issues of U.S. Treasury securities maturing between 1 and 4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one, three, six, and twelve month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation. Salomon Brothers 3-5 Year Government Index quotes total returns for U.S. Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1. Merrill Lynch 3-5 Year Treasury Index is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. Merrill Lynch 3-Year Treasury Yield Curve Index is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date. Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included. Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Fannie Mae; Government National Mortgage Association and Student Loan Marketing Association; foreign obligations; and U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB or a minimum Moody's rating of Baa. Merrill Lynch Corporate and Government Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better). Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage-related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment-grade issues (i.e. BBB/Baa or better). S&P 500/Lehman Brothers Government/Corporate (Weighted Index) and the S&P 500/Lehman Brothers Government (Weighted Index) combine the components of a stock-oriented index and a bond-oriented index to obtain results which can be compared to the performance of a managed fund. The indices' total returns will be assigned various weights depending upon a Fund's current asset allocation. Salomon Brothers AAA-AA Corporate index calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance. Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. SEI Balanced Universe is composed of 916 portfolios managed by 390 managers representing $86 billion in assets. To be included in the universe, a portfolio must contain a 5% minimum commitment in both equity and fixed-income securities. Consulting universes may be composed of pension, profit-sharing, commingled, endowment/foundation and mutual funds. Lehman Brothers Government/Corporate (Total) index is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date. Merrill Lynch Corporate Master is an unmanaged index comprised of approximately 4,356 corporate debt obligations rated BBB or better. These quality parameters are based in composites of ratings assigned by S&P and Moody's. Only bonds with a minimum maturity of one year are included. Lehman Brothers State General Obligations Index is an index comprised of all state general obligation debt issues and is compiled without regard to maturities. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the inception of the index, December 31, 1979.
Lehman Brothers Aggregate Municipal Bond Index are broad market performance benchmarks for the tax-exempt bond market. As of December 1995, approximately 29,300 bonds were included in the Municipal Bond Index with a market value of $443 billion. To be included in the Lehman Brothers Aggregate Municipal Bond Index, bonds must have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds
and bonds subject to the Alternative Minimum tax.      Lehman Brothers Five-Year
State General Obligations Bonds is an index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the inception of the index, December 31, 1979. Lehman Brothers Three-Year State General Obligations Bonds is an index comprised of the same issues noted above except that the maturities range between two and four years. Index figures are total returns calculated for the same periods as listed above. Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. FINANCIAL INFORMATION



The Financial Statements for the Funds for the fiscal year ended November 30,1999 are incorporated herein by reference to the Annual Reports to Shareholders of the Funds dated November 30, 1999.

INVESTMENT RATINGS

Standard & Poor's Corporate Bond Ratings
AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. BB, B, CCC, CC -- Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposure to adverse conditions. C -- The rating "C" is reserved for income bonds on which no interest is being paid. D -- Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) sign or minus (-) sign to the above rating classifications to show relative standing within the classifications. Moody's Investors Service Corporate Bond Rating Aaa--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities. A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Baa--Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba--Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca--Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects or ever attaining any real investment standing.
NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Standard & Poor's Commercial Paper Ratings A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1." A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B--Issues rated "B" are regarded as having only speculative capacity for timely payment. C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. Moody's Investors Service Commercial Paper Rating Definitions Prime-1--Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. "Prime-1" repayment capacity will normally be evidenced by many of the following characteristics: o Leading market positions in well-established industries; o High rates of return on funds employed; o Conservative capitalization structure with moderate reliance on debt and ample asset protection; o Broad margins in earnings coverage of fixed financial charges and high internal cash generation; or o Well-established access to a range of financial markets and assured sources of alternate liquidity. Prime-2--Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Standard & Poor's Municipal Bond Ratings AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. BB, B, CCC, CC--Debt rated "BB," "B," "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these outweighed by large uncertainties of major risk exposure to adverse conditions. C--The rating "C" is reversed for income bonds on which no interest is being paid. D--Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. Standard & Poor's Municipal Note Ratings SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation. SP-2--Satisfactory capacity to pay principal and interest. SP-3--Speculative capacity to pay principal and interest. Moody's Investors Service Municipal Bond Ratings Aaa--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in "Aaa" securities. A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Baa--Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba--Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa--Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca--Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Moody's Investors Service Short-Term Debt Ratings Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: o Leading market positions in well established industries; o High rates of return on funds employed; o Conservative capitalization structure with moderate reliance on debt and ample asset protection; o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and o Well-established access to a range of financial markets and assured sources of alternate liquidity. Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Prime-3--Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained. Not Prime--Issuers rated Not Prime do not fall within any of the Prime rating categories. Moody's Investors Service Short Term Loan Ratings MIG 1/VMIG 1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG 2/VMIG 2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group. MIG 3/VMIG 3--This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

ADDRESSES

The Wachovia Funds
The Wachovia Municipal Funds
Class A Shares, Class B Shares, Class Y Shares         101 Greystone Boulevard
                                                       SC-9215
                                                       Columbia, SC 29226

Distributor
Federated Securities Corp.                             Federated Investors Tower
                                                       1001 Liberty Avenue,
                                                       Pittsburgh, PA 15222-3779

Investment Adviser
Wachovia Asset Management                              100 North Main Street
                                                       Winston-Salem, NC 27101

Custodian
Wachovia Bank, N.A.                                    100 North Main Street
                                                       Winston-Salem, NC 27101

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company                 Federated Investors Tower
                                                       1001 Liberty Avenue
                                                       Pittsburgh, PA 15222-3779



Independent Auditors
Ernst & Young LLP                                         200 Clarendon Street
                                                          Boston, MA 02116



                           WACHOVIA MONEY MARKET FUND

                              Institutional Shares
                       (A Portfolio of the Wachovia Funds)

                                   Prospectus
                                January 31, 2000
                                 [wachovia logo]

www.wachoviafunds.com

PROSPECTUS

Wachovia Money Market Fund

A Portfolio of The Wachovia Funds

INSTITUTIONAL SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

Fund Goals, Strategies, Performance and Risk    1
What are the Fund's Fees and Expenses?          3
What are the Fund's Main Investments and
Investment Techniques?                          4
What are the Risks of Investing in the Fund?    4
What do Shares Cost?                            4
How is the Fund Sold?                           5
How to Purchase Shares                          5
How to Exchange Shares                          5
How to Redeem Shares                            6
Account and Share Information                   6
Who Manages the Fund?                           6
Financial Information                           7

JANUARY 31, 2000

Fund Goals, Strategies, Performance and Risk

What is the Fund's Investment Goal?

The Fund's goal is to provide current income consistent with stability of principal and liquidity.

What is the Main Investment Strategy of the Fund?

The Fund pursues its objective by investing exclusively in a portfolio of money market instruments (high-quality, short-term debt securities) maturing in 397 days or less. The investment adviser uses macroeconomic, credit and market analysis to select portfolio securities. In doing so, it assesses the trend in interest rates, the shape of various yield curves and relative duration.

Total Return Bar Chart and Table


[chart goes here - SEE APPENDIX]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares
total returns on a calendar year-end basis.     The Fund's Institutional Shares
are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 1.45% (quarter ended June 30, 1995). Its lowest quarterly return was 0.74% (quarter ended December 31, 1993).

Average Annual Total Returns and Yield

The following table represents the Fund's Institutional Shares Average Annual Total Return for the calendar periods ended December 31, 1999.

Calendar Period                                     Institutional
                                                        Shares

1 Year                                                       4.92%
5 Years                                                      5.31%
Start of Performance1                                        4.69%

1 The Fund's Institutional Shares start of performance date was June 2, 1992. The Fund's 7-Day Net Yield as of December 31, 1999 was 5.45%. You may call the
 Fund at 1-800-994-4414 for the current 7-Day Net Yield.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the principal Risks of Investing in the Fund?

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federate Reserve Board, or or any other government agency. All mutual funds take investment risks. Therefore, even though the Fund is money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

Money Market Risks

 . Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

 . Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

 . The Fund can also be affected by the credit quality of the securities in its portfolio. The credit quality of a security is based upon the ability of the issuer to repay the security. Money market funds attempt to minimize this risk by investing in securities with high credit quality.

Any of these risks may have an adverse affect on the Fund's total return or yield.

What are the Funds' Fees and Expenses?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds' Institutional Shares.


Shareholder
Fees
Institutional

Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price) None Contingent Deferred Sales Charge (as a percentage of original purchase price or None redemption proceeds, as applicable) Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

Annual Fund Operating Expenses (Before Waivers)/1/
Management
Fee/1/
0.50%
Distribution (12b-1)
Fee                                                               None
Shareholder Services
Fee                                                               None
Other
Expenses
0.12%
Total Annual Fund Operating Expenses (Before
Waiver)                                               0.62%
Total Waiver of Fund
Expenses                                                             0.24%
Total Actual Fund Operating Expenses (After
Waiver)                                                0.38%

1 Pursuant to an agreement between the Adviser and the Trust, the Adviser agrees during the period from December 13, 1999 through January 31, 2001 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.


EXAMPLE

This Example is intended to help you compare the cost of investing in each of the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that each of the Funds' operating expenses are before waivers as shown in the table and remain the same. Wire-transferred redemptions of less than $5,000 may be subject to additional fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year        3 Years        5 Years        10 Years
Institutional Shares         $63            $199           $346            $774

What are the Fund's Main Investments and Investment Techniques?

Money market funds are subject to federal regulations designed to help maintain liquidity and a stable share price. The regulations set high standards for credit quality, and require investments in individual securities to mature in 397 days or less.

U.S. Treasury Obligations

U.S. Treasury obligations are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non- U.S. branches of U.S. or foreign banks.

What are the Risks of Investing in the Fund?

Bank Instruments Risks

Bank insurance instruments may include Eurodollar Certificates of Deposit
(ECDs), Yankee Certificates of Deposit (Yankee CDs) and Eurodollar Time Deposits
(ETDs). ECDs, ETDs, Yankee CDs, and Europaper are subject to somewhat different risks than domestic obligations of domestic issuers. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping and the public availability of information.

What do Shares Cost?

You can purchase, exchange or redeem Shares any day the New York Stock Exchange
(NYSE) is open. Each Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Funds cannot guarantee that their NAV will always remain at $1.00 per Share.
  NAV is determined at 12:00 noon and as of the close of trading (normally, 4:00 p.m. Eastern time) on day's when the NYSE is open.

  Consult your account agreement with Wachovia Bank in order to determine any applicable minimum investment.

  The required minimum investment may be modified for investments made via the sweep account program under the applicable account agreement.

How is the Fund Sold?

The Fund offers two share classes: Investment Shares and Institutional Shares, each representing interests in a single portfolio of securities.

  This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Call 1-800-922-9008 or contact your investment professional for more information concerning the other class.
  Shares are offered only for purchase through Wachovia Bank and its affiliates. Shares are offered only to accounts held by Wachovia Bank in a fiduciary, advisory, agency, custodial or similar capacity.

How to Purchase Shares

The Fund and the Distributor reserve the right to reject any purchase request.

Through Wachovia Bank

If you are a customer of Wachovia Bank you may purchase Shares by telephone, by mail or in person in accordance with the procedures established by Wachovia Bank set forth in your account agreement.

  Payment may be made to Wachovia Bank by check, federal funds, or by debiting your account with Wachovia Bank.

 In order for your purchase to receive that day's dividends:

 .  Purchase orders for the Funds must be received by Wachovia Bank by 11:00 a.m.
   (Eastern time); and
 .  Payment by federal funds must by received by Wachovia Bank before 4:00 p.m.
   (Eastern time) on the same day as the purchase order.

Orders are considered received after payment by check is converted into federal funds and received by Wachovia Bank, normally the next business day.

Through an Exchange

You may purchase Shares through an exchange from the same Share class of another Fund. You must meet any minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

Through a Sweep Account

If you are investing in a Fund as part of a Wachovia Bank sweep account program, automatic purchases and redemptions will be made by Wachovia Bank on your behalf pursuant to the sweep agreement you signed as part of your trust account with Wachovia Bank.

How to Exchange Shares

Exchange Privilege
You may exchange Shares of a Fund for Shares of the same class of another Fund at NAV. To do this you must:

 .  meet any minimum initial investment requirements; and

 .  receive a prospectus for the Fund into which you wish to exchange.

     An exchange is treated as a redemption and subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

  An excessive number of exchanges may be disadvantageous to the Fund. Therefore, the Fund, in addition to its right to reject any exchange, reserve the right to modify or terminate the exchange privilege of any shareholder, provided the shareholder is given 60 days' written notice.

  Exchange orders must be received by the Fund between 12:00 noon (Eastern time) and 4:00 p.m. (Eastern time) to receive that day's share price. Orders received after 4:00 p.m. (Eastern time) will receive the price determined at 12:00 noon (Eastern time) the next business day.

 Call you account officer at Wachovia Bank for complete instructions on how to exchange Shares.

How to Redeem Shares

The Fund redeems Shares at its NAV next determined after the Fund receives the redemption request in proper form.

  If your redemption request is received by Wachovia Bank by 11:00 a.m. (Eastern time) redemption proceeds will normally be wired that same day but will not be entitled to that day's dividend. Proceeds for redemption requests received after 11:00 a.m. (Eastern time) will normally be wired or a check mailed the following business day and those Shares will be entitled to that day's dividend.

  Contact your account officer at Wachovia Bank for complete instructions on how to redeem Shares.

Additional Conditions

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

Share Certificates

The Fund no longer issues Share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

Confirmations and Account Statements

You will receive confirmation of purchases, exchanges and redemptions. In addition, you will receive periodic statements reporting all account activity,
including dividends and capital gains paid.      Dividends and Capital Gains
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. You earn dividends through the day your redemption request is received.
  The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares, unless you elect cash payments.

Accounts With Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

Tax Information

The Fund sends you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales.

 Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the investment adviser, Wachovia Asset Management, a business unit of Wachovia Bank. The investment adviser manages the Fund's assets, including buying and selling portfolio securities. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101.

  Wachovia Bank has been managing trust assets for over 100 years, with approximately $44 billion in managed assets as of December 31, 1999. Wachovia Asset Management also serves as investment adviser to The Wachovia Municipal Funds, another investment company. The investment adviser receives an annual investment advisory fee equal to 0.50% of the Fund's average aggregate daily net assets.

  Pursuant to an agreement between the investment adviser and the Trusts, the investment adviser agrees during the period from December 15, 1998 through January 31, 2001 to waive its fees and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's total actual operating expenses. The investment adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trusts and that the investment adviser shall not assert any right to reimbursement of
amounts so waived or reimbursed.      Financial Information

Financial Highlights

The following financial highlights are intended to help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

Institutional Shares
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            Year Ended November 30,
                                                     1999             1998             1997              1996              1995
Net asset value, beginning of period               $   1.00         $   1.00          $   1.00         $1.00         $   1.00
Income from investment operations:
Net investment income                                  0.05             0.05              0.05          0.05             0.06
Less distributions:
Distributions from net investment income              (0.05)           (0.05)            (0.05)         (0.05)           (0.06)
Net asset value, end of period                     $   1.00         $   1.00          $   1.00          $1.00         $   1.00
Total return (1)                                       4.86%            5.33%             5.37%         5.25%            5.75%
Ratios to average net assets:
Expenses                                               0.38%            0.38%             0.38%         0.37%            0.38%
Net investment income                                  4.79%            5.20%             5.24%         5.14%            5.61%
Expense waiver/reimbursement (2)                       0.24%            0.26%             0.28%         0.32%            0.34%
Supplemental data:
Net assets, end of period                          $365,750         $181,282          $157,438        $135,748         $126,042
(000 omitted)

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Results represent past performance and do not guarantee future results.

(2) This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

The following documents contain further details about the Fund and are available upon request and without charge:

Statement of Additional Information (SAI)--The SAI includes additional information about the Fund. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.

Shareholder Reports--The Fund publishes annual and semi-annual reports to shareholders which include information about the Fund's investments.

To obtain the SAI, the annual and semi-annual reports and other information call your investment professional or the Fund at 1-800-994-4414.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

NOTES

                           WACHOVIA MONEY MARKET FUND

                              Institutional Shares
                      (A portfolio of the Wachovia Funds)
Addresses

WACHOVIA MONEY MARKET FUND
INSTITUTIONAL SHARES

101 Greystone Boulevard
SC-9215
Columbia, SC 29226

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Wachovia Asset Management
100 North Main Street
Winston-Salem, NC 27101

CUSTODIAN

Wachovia Bank, N.A.
301 North Church Street
Winston-Salem, NC 27150

TRANSFER AGENT,
DIVIDEND DISBURSING AGENT,
AND PORTFOLIO RECORDKEEPER

Federated Shareholder
Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

COUNSEL TO
THE WACHOVIA FUNDS

Kirkpatrick &Lockhart LLP
1800 Massachusetts Avenue, NW
Washington, DC 20036-1800

COUNSEL TO
THE INDEPENDENT TRUSTEES

Piper Marbury Rudnick & Wolfe LLP
1200 Nineteenth Street, NW
Washington, DC 20036-2412

INDEPENDENT AUDITORS

Ernst & Young LLP 200 Clarendon Street Boston, MA 02116      January 31, 2000

822-16 (1/00)


Cusip 929901106
202023A-IS (1/00)




                              WACHOVIA PRIME CASH
                                MANAGEMENT FUND

                               WACHOVIA TAX-FREE
                               MONEY MARKET FUND

                            WACHOVIA U.S. TREASURY
                               MONEY MARKET FUND


                              INSTITUTIONAL SHARES



                                   Prospectus
                                January 31, 2000






                               [LOGO OF WACHOVIA]

www.wachoviafunds.com



PROSPECTUS

Wachovia Prime Cash Management Fund

Wachovia Tax-Free Money Market Fund

Wachovia U.S. Treasury Money
Market Fund


Portfolios of The Wachovia Funds


INSTITUTIONAL SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS
Fund Goals, Strategies, Performance and Risk      1
What are the Funds' Fees and Expenses?            5
What are the Funds' Main Investments and
Investment Techniques?                            6
What are the Risks of Investing in the Funds?     6
What do Shares Cost?                              7
How are the Funds Sold?                           7
How to Purchase Shares                            7
How to Exchange Shares                            8
How to Redeem Shares                              8
Account and Share Information                     8
Who Manages the Funds?                            9
Financial Information                            10


JANUARY 31, 2000




Fund Goals, Strategies, Performance and Risk

Each Fund offered in this prospectus is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.

WACHOVIA PRIME CASH MANAGEMENT FUND     What is the Fund's Investment Goal?

To provide current income consistent with stability of principal and liquidity.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its objective by investing exclusively in a portfolio of money market instruments (high-quality, short-term debt securities) maturing in 397 days or less. The investment adviser uses macroeconomic, credit and market analysis to select portfolio securities. In doing so, it assesses the trend in investment rates, the shape of various yield curves and relative duration.

Total Return Bar Chart and Table


[CHART APPEARS HERE - SEE APPENDIX]


Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares
total returns on a calendar year-end basis.     The Fund's Institutional Shares
are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 1.50% (quarter ended June 30, 1995). Its lowest quarterly return was 0.78% (quarter ended March 31, 1994).

Average Annual Total Returns and Yield

The following table represents the Fund's Institutional Shares Average Annual Total Return for the calendar periods ended December 31, 1999.

                                  Insitutional
Calendar Period                                               Shares
1 Year                                                         5.11%
5 Years                                                        5.51%
Start of Performance/1/                                        5.27%

1  The Fund's Institutional Shares start of performance date was December 2,
   1993.

   The Fund's Institutional Shares 7-Day Net Yield as of December 31, 1999 was 5.60%. You may call the Fund at 1-800-994-4414 for the current 7-Day Net Yield.

   Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA TAX-FREE MONEY MARKET FUND     WHAT IS THE FUND'S INVESTMENT GOAL?

To provide current income exempt from federal regular income tax consistent with stability of principal and liquidity.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its objective by investing primarily in a portfolio of short-term municipal securities maturing in 397 days or less. The investment adviser selects investments after assessing factors such as the trend in interest rates, the shape of the municipal yield curve, tax rates and supply.


Total Return Bar Chart and Table


[CHART APPEARS HERE - SEE APPENDIX]


Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares
total returns on a calendar year-end basis.     The Fund's Institutional Shares
are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 0.96% (quarter ended June 30, 1995). Its lowest quarterly return was 0.52% (quarter ended March 31, 1994).

Average Annual Total Returns and Yield

The following table represents the Fund's Institutional Shares Average Annual Total Return for the calendar periods ended December 31, 1999.

                                                        Institutional
Calendar Period                                             Shares
1 Year                                                       3.03%
5 Years                                                      3.30%
Start of Performance1                                        3.02%

1 The Fund's Institutional Shares start of performance date was May 14, 1992.

   The Fund's Institutional Shares 7-Day Net Yield as of December 31, 1999 was 4.11%. You may call the Fund at 1-800-994-4414 for the current 7-Day Net Yield.

   Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WACHOVIA U.S. TREASURY MONEY MARKET FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

To provide current income consistent with stability of principal and liquidity.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its objective by investing in a portfolio of short-term U.S. Treasury obligations which are issued by the U.S. government, and are fully guaranteed as to payment of principal and interest by the United States. The investment adviser selects investments after assessing factors such as the trend in interest rates, the shape of the treasury yield curve, tax rates and supply.

Total Return Bar Chart and Table


[CHART APPEARS HERE - SEE APPENDIX]


Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares
total returns on a calendar year-end basis.     The Fund's Institutional Shares
are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 1.43% (quarter ended June 30, 1995). Its lowest quarterly return was 0.70% (quarter ended December 31,1993).

Average Annual Total Returns and Yield

The following table represents the Fund's Institutional Shares Average Annual Total Return for the calendar periods ended December 31, 1999.

                                                        Institutional
Calendar Period                                             Shares
1 Year                                                       4.81%
5 Years                                                      5.23%
Start of Performance1                                        4.58%

1 The Fund's Institutional Shares start of performance date was May 7, 1992.

     The Fund's Institutional Shares 7-Day Net Yield as of December 31, 1999 was 4.48%. You may call the Fund at 1-800-994-4414 for the current 7-Day Net Yield.

     Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federate Reserve Board, or or any other government agency. All mutual funds take investment risks. Therefore, even though the Funds are money market funds that seek to maintain a stable net asset value, it is possible to lose money by investing in a Fund.

Money Market Risks

 . Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

 . Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

 . A Fund can also be affected by the credit quality of the securities in its portfolio. The credit quality of a security is based upon the ability of the issuer to repay the security. Money market funds attempt to minimize this risk by investing in securities with high credit quality.

Any of these risks may have an adverse affect on a Fund's total return or yield.

What Are The Funds' Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds' Institutional Shares.



                                                                                                                             U.S.
                                                                                            Prime Cash        Tax-Free      Treasury
                                                                                            Management        Money         Money
Shareholder Fees                                                                            Fund              Market        Market
Fees Paid Directly From Your Investment                                                                       Fund          Fund
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)               None              None           None
Maximum Sales Charge Imposed on Reinvested Dividends                                        None              None           None
(as a percentage of offering price)
Contingent Deferred Sales Charge (as a percentage of original purchase price or             None              None           None
 redemption proceeds, as applicable)
Redemption Fee (as a percentage of amount redeemed, if applicable)                          None              None           None
Exchange Fee                                                                                None              None           None

Annual Fund Operating Expenses (Before Waivers)/1/
Management Fee1                                                                             0.30%             0.50%          0.50%
Distribution (12b-1) Fee                                                                    None              None           None
Shareholder Services Fee                                                                    None              None           None
Other Expenses                                                                              0.07%             0.13%          0.12%
Total Annual Fund Operating Expenses (Before Waiver)                                        0.37%             0.63%          0.62%
Waiver of Fund Expenses                                                                     0.19%             0.39%          0.38%
Total Actual Fund Operating Expenses (After Waiver)                                         0.18%             0.24%          0.24%

 1 Pursuant to an agreement between the Adviser and the Trust, the Adviser agrees during the period from December 13, 1999 through January 31, 2001 to waive its fees, and/or make reimbursements to the Funds so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.


EXAMPLE

This Example is intended to help you compare the cost of investing in each of the Funds with the cost of investing in other funds.

  The Example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that each of the Funds' operating expenses are before waivers as shown in the table and remain the same. Wire- transferred redemptions of less than $5,000 may be subject to additional fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                           1 Year       3 Years       5 Years        10 Years
Prime Cash Management       $38          $119          $208              $468
 Fund
Tax-Free Money Market       $64          $202          $351              $786
 Fund
U.S. Treasury Money         $63          $199          $346              $774
 Market Fund

What are the Funds' Main Investments and Investment Techniques?

Money market funds are subject to federal regulations designed to help maintain liquidity and a stable share price. The regulations set high standards for credit quality, and require investments in individual securities to mature in 397 days or less.

MUNICIPAL SECURITIES

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Tax-Free Fund may invest in taxable municipal securities.

U.S. TREASURY OBLIGATIONS

U.S. Treasury obligations are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.


BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non- U.S. branches of U.S. or foreign banks.

TEMPORARY DEFENSIVE INVESTMENTS

The Tax-Free Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Risks of Investing in the Funds?

BANK INSTRUMENTS RISKS

Bank insurance instruments may include Eurodollar Certificates of Deposit
(ECDs), Yankee Certificates of Deposit (Yankee CDs) and Eurodollar Time Deposits
(ETDs). ECDs, ETDs, Yankee CDs, and Europaper are subject to somewhat different risks than domestic obligations of domestic issuers. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping and the public availability of information.

MUNICIPAL SECURITIES RISKS

Local political and economic factors may adversely affect the value and liquidity of municipal securities held by a Fund. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues.

TAX RISKS

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.

  Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

What do Shares Cost?

You can purchase, exchange or redeem Shares any day the New York Stock Exchange
(NYSE) is open for business. Each Fund attempts to stabilize the net asset value
(NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Funds cannot guarantee that their NAV will always remain at $1.00 per Share.
  NAV is determined at 12:00 noon and as of the end of regular trading (normally, 4:00 p.m. Eastern time) each day the NYSE is open.

Fund                         Minimum Investment Required
Prime Cash                   $5 million
 Management Fund
Tax-Free Fund U.S.           Consult your account agreement with
 Treasury Fund               Wachovia Bank for any applicable
                             minimum investments

Minimums may be waived from time to time.

  The required minimum investment may be modified for investments made via the sweep account program under the applicable account agreement.

How are the Funds Sold?

The Funds (except Prime Cash Management Fund) offer two share classes:
Investment Shares and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Call 1-800-922-9008 or contact your investment professional for more information concerning the other class.
  The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus only for purchase through Wachovia Bank and its affiliates. Shares are offered only to accounts held by Wachovia Bank in a fiduciary, advisory, agency, custodial or similar capacity. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). The Tax-Free Fund may not be a suitable investment for retirement plans.

How to Purchase Shares

The Funds and the Distributor reserve the right to reject any purchase request.

THROUGH WACHOVIA BANK

If you are a customer of Wachovia Bank you may purchase Shares by telephone, by mail or in person in accordance with the procedures established by Wachovia Bank set forth in your account agreement.

  Payment may be made to Wachovia Bank by check, federal funds, or by debiting your account with Wachovia Bank.

 In order for your purchase to receive that day's dividends:

 .  Purchase orders for the Funds must be received by Wachovia Bank by 11:00 a.m.
   (Eastern time); and

 .  Payment by federal funds must by received by Wachovia Bank before 4:00 p.m.
   (Eastern time) on the same day as the purchase order. Orders are considered received after payment by check is converted into federal funds and received by Wachovia Bank, normally the next business day.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

THROUGH A SWEEP ACCOUNT

If you are investing in a Fund as part of a Wachovia Bank sweep account program, automatic purchases and redemptions will be made by Wachovia Bank on your behalf pursuant to the sweep agreement you signed as part of your trust account with Wachovia Bank.

How to Exchange Shares

EXCHANGE PRIVILEGE

You may exchange Shares of a Fund for Shares of the same class of another Fund at NAV. To do this you must:

 .  meet any minimum initial investment requirements; and

 .  receive a prospectus for the Fund into which you wish to exchange.

     An exchange is treated as a redemption and subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

  An excessive number of exchanges may be disadvantageous to the Funds. Therefore, the Funds, in addition to the right to reject any exchange, reserve the right to modify or terminate the exchange privilege of any shareholder, provided the shareholder is given 60 days' written notice.

  Exchange orders must be received by the Funds between 12:00 noon (Eastern time) and 4:00 p.m. (Eastern time) to receive that day's share price. Orders received after 4:00 p.m. (Eastern time) will receive the price determined at 12:00 noon (Eastern time) the next business day.

 Call you account officer at Wachovia Bank for complete instructions on how to exchange Shares.

How to Redeem Shares

Each Fund redeems Shares at their NAV next determined after the Fund receives the redemption request in proper form.

  If your redemption request is received by Wachovia Bank by 11:00 a.m. (Eastern time) redemption proceeds will normally be wired that same day but will not be entitled to that day's dividend. Proceeds for redemption requests received after 11:00 a.m. (Eastern time) will normally be wired or a check mailed the following business day and those Shares will be entitled to that day's dividend.

  Contact your account officer at Wachovia Bank for complete instructions on how to redeem Shares.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If the Funds do not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if it changes telephone transaction privileges.

Share Certificates

The Funds no longer issue Share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, exchanges and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

Each Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. You earn dividends through the day your redemption request is received.

  The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions (except Tax-Free Fund) are expected to be primarily dividends. Redemptions and exchanges are taxable sales.

 Please consult your tax adviser regarding your federal, state, and local tax liability.

Tax-Free Fund

The Tax-Free Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that the Fund's distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Funds?

The Board of Trustees governs the Funds. The Board selects and oversees the investment adviser, Wachovia Asset Management, a business unit of Wachovia Bank. The investment adviser manages the Funds' assets, including buying and selling portfolio securities. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101.

  Wachovia Bank has been managing trust assets for over 100 years, with approximately $44 billion in managed assets as of December 31, 1999. Wachovia Asset Management also serves as investment adviser to The Wachovia Municipal Funds, another investment company.

                                      Annual Investment Advisory
                                      Fee paid to Investment
                                      Adviser as apercentage of
Fund                                  average daily net assets
Prime Cash Management Fund                       0.30%
Tax-Free Money Market Fund                       0.50%
U.S. Treasury Money Market Fund                  0.50%


Pursuant to an agreement between the investment adviser and the Trust,the investment adviser agrees during the period from December 15, 1998 through January 31, 2000 to waive its fees and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Annual Operating Expenses. The investment adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the investment adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

Financial Information

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand each Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited finanical statements, is included in the Annual Report.



Financial Highlights-Wachovia Prime Cash Management Fund

INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            Year Ended November 30,
                                                   1999             1998             1997        1996              1995
Net asset value, beginning ofperiod          $     1.00       $     1.00       $     1.00        $1.00         $   1.00
Income from investment operations
Net investment income                              0.05             0.05             0.05         0.05             0.06
Less distributions
 Distributions from net                           (0.05)           (0.05)           (0.05)       (0.05)           (0.06)
  investmentincome
Net asset value, end of period               $     1.00       $     1.00       $     1.00        $1.00         $   1.00
Total return (1)                                   5.05%            5.54%            5.55%        5.44%            5.95%

Ratios to average net assets
 Expenses                                          0.18%            0.18%            0.18%        0.18%            0.18%
 Net investment income                             4.93%            5.40%            5.43%        5.34%            5.80%
 Expense waiver/ reimbursement (2)                 0.19%            0.19%            0.25%        0.27%            0.27%
Supplemental data
 Net assets, end of period                   $1,710,005       $1,829,211       $1,450,195      $1,176,855         $879,603
  (000omitted)

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This contractual expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements




Financial Highlights-Wachovia Tax Free Money Market Fund

INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 Year Ended November 30,
                                                        1999             1998            1997            1996            1995
Net asset value, beginning ofperiod                   $   1.00          $   1.00        $   1.00         $1.00         $  1.00
Income from investment
operations
Net investment income                                     0.03              0.03            0.03         0.03            0.04
Less
distributions
Distributions from net investmentincome                  (0.03)            (0.03)          (0.03)        (0.03)          (0.04)
Net asset value, end of period                        $   1.00          $   1.00        $   1.00         $1.00         $  1.00
Total return (1)                                          2.99%             3.29%           3.41%         3.24%           3.59%

Ratios to average net
assets
Expenses                                                  0.24%             0.24%           0.24%         0.29%           0.32%
Net investment income                                     2.95%             3.24%           3.34%         3.22%           3.55%
Expense waiver/reimbursement (2)                          0.39%             0.42%           0.45%         0.43%           0.46%
Supplemental
data
Net assets, end of period (000omitted)                $225,466          $275,323        $182,473         $118,877         $80,274

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Results represent past performance and do not guarantee future results.

(2) This contractual expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements




Financial Highlights-Wachovia U.S.Treasury Money Market Fund

INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             Year Ended November 30,
                                                      1999             1998            1997            1996            1995
Net asset value, beginning ofperiod                 $   1.00         $   1.00        $   1.00         $1.00        $   1.00
Income from investment operations
Net investment income                                   0.05             0.05            0.05          0.05            0.06
Less distributions
 Distributions from net investment income               (0.05)           (0.05)          (0.05)       (0.05)          (0.06)
Net asset value, end of period                      $   1.00         $   1.00        $   1.00         $1.00        $   1.00
Total return (1)                                        4.77%            5.25%           5.31%         5.18%           5.66%

Ratios to average net assets
Expenses                                                0.24%            0.24%           0.24%         0.30%           0.32%
Net investment income                                   4.65%            5.15%           5.20%         5.07%           5.54%
Expense waiver/reimbursement (2)                        0.38%            0.40%           0.41%         0.39%           0.40%
Supplemental data
Net assets, end of period (000omitted)              $448,758         $466,538        $510,323       $302,306        $214,356

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This contractual expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements




The following documents contain further details about the Fund and are available upon request and without charge:

Statement of Additional Information (SAI)--The SAI includes additional information about the Fund. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.

Shareholder Reports--The Fund publishes annual and semi-annual reports to shareholders which include information about the Fund's investments.

To obtain the SAI, the annual and semi-annual reports and other information call your investment professional or the Fund at 1-800-994-4414.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


                              WACHOVIA PRIME CASH
                                MANAGEMENT FUND

                               WACHOVIA TAX-FREE
                               MONEY MARKET FUND

                             WACHOVIA U.S. TREASURY
                               MONEY MARKET FUND

                              INSTITUTIONAL SHARES



Addresses

Wachovia Money Market Fund                  101 Greystone Boulevard
Institutional Shares                        SC-9215
                                            Columbia, SC 29226


Distributor                                 Federated Securities Corp.
                                            Federated Investors Tower
                                            1001 Liberty Avenue
                                            Pittsburgh, PA 15222-3779


Investment Adviser                          Wachovia Asset Management
                                            100 North Main Street
                                            Winston-Salem, NC 27101


Custodian                                   Wachovia Bank, N.A.
                                            301 North Church Street
                                            Winston-Salem, NC 27150


Transfer Agent,                             Federated Shareholder
Dividend Disbursing Agent,                  Services Company
and Portfolio Record Keeper                 Federated Investors Tower
                                            1001 Liberty Avenue
                                            Pittsburgh, PA 15222-3779


Counsel to                                  Kirkpatrick &Lockhart LLP
the Wachovia Funds                          1800 Massachusetts Avenue, NW
                                            Washington, DC 20036-1800


Counsel to                                  Piper Marbury Rudnick & Wolfe LLP
the Independent Trustees                    1200 Nineteenth Street, NW
                                            Washington, DC 20036-2412


Independent Auditors                        Ernst & Young LLP
                                            200 Clarendon Street
                                            Boston, MA 02116




January 31, 2000                                                Cusip 929901684
                                                                Cusip 929901304
822-16 (1/00)                                                   Cusip 929901833

                                                               G01947-01 (1/00)







                           WACHOVIA MONEY MARKET FUND

                               WACHOVIA TAX-FREE
                               MONEY MARKET FUND

                             WACHOVIA U.S. TREASURY
                               MONEY MARKET FUND

                               INVESTMENT SHARES

                                   Prospectus
                                January 31, 2000
                                [wachovia logo]


www.wachoviafunds.com



PROSPECTUS


Wachovia Money Market Fund

Wachovia Tax-Free Money Market Fund

Wachovia U.S. Treasury Money Market Fund


Portfolios of The Wachovia Funds


INVESTMENT SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

Fund Goals, Strategies, Performance and Risk      1
What are the Funds' Fees and Expenses?            5
What are the Funds' Main Investments and
  Investment Techniques?                          6
What are the Risks of Investing in the Funds?     6
What do Shares Cost?                              7
How are the Funds Sold?                           7
How to Purchase Shares                            7
How to Exchange Shares                            8
How to Redeem Shares                              9
Account and Share Information                    10
Who Manages the Funds?                           11
Financial Information                            11

JANUARY 31, 2000



Fund Goals, Strategies,
Performance and Risk


Each Fund offered in this prospectus is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.

WACHOVIA MONEY MARKET FUND


WHAT IS THE FUND'S INVESTMENT GOAL?

To provide current income consistent with stability of principal and liquidity.


WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its objective by investing exclusively in a portfolio of money market instruments (high-quality, short-term debt securities) maturing in 397 days or less. The investment adviser uses macroeconomic credit and market analysis to select portfolio securities. In doing so, it assesses the trend in interest rates, the shape of various yield curves and relative duration.

Total Return Bar Chart and Table

[chart goes here - SEE APPENDIX]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Investment Shares total returns on a calendar year-end basis.


The Fund's Investment Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Investment Shares highest quarterly return was 1.37% (quarter ended June 30, 1995). Its lowest quarterly return was 0.66% (quarter ended June 30, 1993).

Average Annual Total Returns and Yield

The following table represents the Fund's Investment Shares Average Annual Total Returns for the calendar period ended December 31, 1999.

Calendar Period                                 Investment Shares
1 Year                                                      4.50%
5 Years                                                     4.91%
Start of Performance/1/                                     4.30%

/1/ The Fund's Investment Shares start of performance date was June 2, 1992.


     The Fund's Investment Shares 7-Day Net Yield as of December 31, 1999 was 5.05%. You may call the Fund at 1-800-994-4414 for the current 7-Day Net Yield.

     Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



WACHOVIA TAX-FREE MONEY MARKET FUND


WHAT IS THE FUND'S INVESTMENT GOAL?

To provide current income exempt from federal regular income tax consistent with stability of principal and liquidity.


WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its objective by investing primarily in a portfolio of short-term municipal securities maturing in 397 days or less. The investment adviser selects investments after assessing factors such as the trend in interest rates, the shape of the municipal yield curve, tax rates and supply.

Total Return Bar Chart and Table

[chart goes here - SEE APPENDIX]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Investment Shares total returns on a calendar year-end basis.


The Fund's Investment Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Investment Shares highest quarterly return was 0.88% (quarter ended June 30, 1995). Its lowest quarterly return was 0.45% (quarter ended March 31, 1994).

Average Annual Total Returns and Yield

The following table represents the Fund's Investment Shares Average Annual Total Returns for the calendar period ended December 31, 1999.

Calendar Period                                 Investment Shares
1 Year                                                      2.62%
5 Years                                                     2.90%
Start of Performance/1/                                     2.65%

/1/ The Fund's Investment Shares start of performance date was May 20, 1992.


     The Fund's 7-Day Net Yield as of December 31, 1999 was 3.71%. You may call the Fund at 1-800-994-4414 for the current 7-Day Net Yield.

     Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



WACHOVIA U.S. TREASURY MONEY MARKET FUND


WHAT IS THE FUND'S INVESTMENT GOAL?

To provide current income consistent with stability of principal and liquidity.


WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its objective by investing in a portfolio of short-term U.S. Treasury obligations which are issued by the U.S. government, and are fully guaranteed as to payment of principal and interest by the United States. The investment adviser selects investments after assessing factors such as the trend in interest rates, the shape of the treasury yield curve, tax rates and supply.

Total Return Bar Chart and Table

[chart goes here - SEE APPENDIX]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Investment Shares total returns on a calendar year-end basis.


The Fund's Investment Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Investment Shares highest quarterly return was 1.36% (quarter ended June 30, 1995). Its lowest quarterly return was 0.64% (quarter ended March 31, 1994).

Average Annual Total Returns and Yield

The following table represents the Fund's Investment Shares Average Annual Total Returns for the calendar period ended December 31, 1999.

Calendar Period                                 Investment Shares
1 Year                                                      4.39%
5 Years                                                     4.83%
Start of Performance/1/                                     4.42%

/1/ The Fund's Investment Shares start of performance date was May 11, 1993.


     The Fund's 7-Day Net Yield as of December 31, 1999 was 4.08%. You may call the Fund at 1-800-994-4414 for the current 7-Day Net Yield.

     Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.




WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federate Reserve Board, or any other government agency. All mutual funds take investment risks. Therefore, even though the Funds are money market funds that seek to maintain a stable net asset value, it is possible to lose money by investing in a Fund.

Money Market Risks

 . Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

 . Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

 . A Fund can also be affected by the credit quality of the securities in its portfolio. The credit quality of a security is based upon the ability of the issuer to repay the security. Money market funds attempt to minimize this risk by investing in securities with high credit quality.

Any of these risks may have an adverse affect on a Fund's total return or yield.



What are the Funds' Fees and Expenses?


This table describes the fees and expenses that you may pay if you buy and hold Investment Shares.


                                                                                                          Tax Free     U.S.
                                                                                               Money        Money     Treasury
                                                                                                Market     Market       Money
Shareholder Fees                                                                                Fund        Fund      Market Fund
Fees Paid Directly From Your
Investment
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                   None          None        None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)        None          None        None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption      None          None        None
 proceeds, as
applicable)
Redemption Fee (as a percentage of amount redeemed, if applicable)                              None          None        None
Exchange Fee                                                                                    None          None        None

Annual Fund Operating Expenses (Before
Waivers)/1/
(As percentage of average net
assets)
Management Fee/1/                                                                               0.50%         0.50%       0.50%
Distribution (12b-1) Fee                                                                        0.40%         0.40%       0.40%
Shareholder Services Fee                                                                        None          None        None
Other Expenses                                                                                  0.12%         0.13%       0.12%
Total Annual Fund Operating Expenses (Before Waiver)                                            1.02%         1.03%       1.02%
Waiver of Fund Expenses                                                                         0.24%         0.39%       0.38%
Total Actual Fund Operating Expenses (After Waiver)                                             0.78%         0.64%       0.64%


/1/ Pursuant to an agreement between the Adviser and the Trust, the Adviser agrees during the period from December 13, 1999 through January 31, 2001 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.



EXAMPLE


This Example is intended to help you compare the cost of investing in each of the Funds with the cost of investing in other funds.

  The Example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that each of the Funds' operating expenses are before waivers as shown in the table and remain the same. Wire-transferred redemptions of less than $5,000 may be subject to additional fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Share Class                 1 Year        3 Years        5 Years        10 Years
Money Market Fund            $104           $325           $563          $1,248
Tax-Free Money Market        $105           $328           $569          $1,259
 Fund
U.S. Treasury Money          $104           $325           $563          $1,248
 Market Fund

What are the Funds' Main Investments and Investment Techniques?

Money market funds are subject to federal regulations designed to help maintain liquidity and a stable share price. The regulations set high standards for credit quality, and require investments in individual securities to mature in 397 days or less.

MUNICIPAL SECURITIES


Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although most municipal securities are exempt from federal income tax, the Tax-Free Fund may invest in taxable municipal securities.

U.S. TREASURY OBLIGATIONS


U.S. Treasury obligations are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

BANK INSTRUMENTS


Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

TEMPORARY DEFENSIVE INVESTMENTS

The Tax-Free Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Risks of Investing in the Funds?

BANK INSTRUMENTS RISKS

Bank insurance instruments may include Eurodollar Certificates of Deposit
(ECDs), Yankee Certificates of Deposit (Yankee CDs) and Eurodollar Time Deposits
(ETDs). ECDs, ETDs, Yankee CDs, and Europaper are subject to somewhat different risks than domestic obligations of domestic issuers. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping and the public availability of information.

MUNICIPAL SECURITIES RISKS


Local political and economic factors may adversely affect the value and liquidity of municipal securities held by a Fund. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues.

TAX RISKS

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

What do Shares Cost?


You can purchase, exchange or redeem Shares any day the New York Stock Exchange
(NYSE) is open. Each Fund attempts to stabilize the next determined net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Funds cannot guarantee that their NAV will always remain at $1.00 per Share.

  NAV is determined at 12:00 noon and as of the close of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  Your first investment in a Fund must be at least $1,000.

  The required minimum investment may be modified for investments made via the sweep account program under the applicable account agreement.

How are the Funds Sold?

The Funds offer two share classes: Investment Shares and Institutional Shares, each representing interests in a single portfolio of securities.


  This prospectus relates only to Investment Shares. Each share class has different expenses, which affects its performance. Call 1-800-994-4414 or contact your investment professional for more information concerning the other class.

  The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). The Tax-Free Fund may not be a suitable investment for retirement plans.

RULE 12B-1 PLAN

Each Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Investment Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than for other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through Wachovia Investments, Inc., Wachovia Bank or other Service Organizations.

 The Funds and the Distributor reserve the right to reject any purchase request.


THROUGH WACHOVIA INVESTMENTS

If you are a customer of Wachovia Investments or Wachovia Brokerage Service you may purchase Shares by telephone, by mail or in person.

 In order for your purchase to receive that day's dividends:


 . Purchase orders for the Funds must be received by Wachovia Investments by 9:30 a.m. (Eastern time).

 . Payment by federal funds must by received by Wachovia Investments Inc. before 4:00 p.m. (Eastern time) on the same day as the purchase order.

By Telephone

Once you have opened an account and completed the appropriate sections of the account application, you may purchase Shares by telephone. For more information call 1-800-994-4414.

By Mail


To purchase Shares of a Fund by mail, send a check made payable to (Name of Fund) and send to:

 P.O. Box 8612
 Boston, MA 02266-8612

Orders by mail are considered received after payment by check is converted by Wachovia Investments, Inc. into federal funds.

THROUGH WACHOVIA BANK OR OTHER SERVICE ORGANIZATIONS

Customers of Wachovia Bank may purchase Shares of the Funds by telephone, by mail, or in person with their account officer in accordance with procedures in your account agreement.

 In order for your purchase to receive that day's dividends:

 .  Purchase orders for the Funds must be received by Wachovia Bank by:

   Money Market Fund 10:00 a.m. (Eastern time)
   Tax-Free Fund 9:00 a.m. (Eastern time)

   U.S. Treasury Fund 10:00 a.m. (Eastern time).

 .  Payment by federal funds must by received by Wachovia Bank before 4:00 p.m.
   (Eastern time) on the same day as the purchase order.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

THROUGH A SWEEP ACCOUNT


If you are investing in a Fund as part of a Wachovia Bank sweep account program, automatic purchases and redemptions will be made by Wachovia Bank on your behalf pursuant to the sweep agreement you signed as part of your trust account with Wachovia Bank.

How to Exchange Shares

EXCHANGE PRIVILEGE

You may exchange Shares of a Fund for Shares of the same class of another Fund at NAV. To do this you must:

 .  meet any minimum initial investment requirements; and

 .  receive a prospectus for the Fund into which you wish to exchange.

An exchange is treated as a redemption and subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

  Each shareholder is limited to five exchanges per year or three per calendar quarter. The Funds reserve the right to modify or terminate a shareholder's exchange privilege if exchanges exceed these limitations. The Funds reserve the right to reject any exchange.

  Exchange orders must be received by the Funds between 12:00 noon (Eastern time) and 4:00 p.m. (Eastern time) to receive that day's share price. Orders received after 4:00 p.m. (Eastern time) will receive the price determined at 12:00 noon (Eastern time) the next business day.

By Telephone

To exchange Shares by telephone call 1-800-994-4414.

By Mail

To exchange Shares by mail, write the Fund at:

  The Wachovia Funds
  1099 Hingham Street
  Rockland, MA 02370-3317

OTHER EXCHANGES

You may exchange Class B Shares of another Wachovia Fund for Investment Shares of the U.S. Treasury Fund.

Year of Redemption After Purchase of Class B Shares         CDSC
First                                                        5.00%
Second                                                       4.00%
Third                                                        3.00%
Fourth                                                       3.00%
Fifth                                                        2.00%
Sixth                                                        1.00%
Seventh and beyond                                           0.00%

Class B Shares will be exchanged without a contingent deferred sales charge
(CDSC) unless you redeem the exchanged-for shares within seven years of the original purchase of Class B Shares. The CDSC will be determined as follows:


 You will not be charged a CDSC when redeeming Shares:

 . representing the portion of redemption proceeds attributable to increases in the value of your account due to increases in the NAV;

 .  purchased with reinvested dividends or capital gains;

 .  that you hold for seven years or more;

 .  following the death or disability of any shareholder in the account; or

 .  as a required retirement plan distribution.

If your redemption qualifies, you or your account representative must notify the Distributor at the time of redemption to eliminate the CDSC.

How to Redeem Shares


Each Fund redeems Shares at its NAV next determined after the Fund receives the redemption request in proper form. Shares may be redeemed by telephone or by mail through Wachovia Investments, Wachovia Bank or through a Service Organization.

THROUGH WACHOVIA INVESTMENTS

By Telephone

To redeem Shares by telephone you must:


 .  Complete a telephone redemption authorization form available from Wachovia
   Investments then

 .  Call the Funds at 1-800-994-4414 for further instructions.


 . Redemption requests must be received by the Funds by 9:30 a.m. (Eastern time).

Proceeds will normally be credited the same day to your brokerage account. For orders received after these times, proceeds will normally be credited to your account the following business day.

By Mail


To redeem Shares by mail send your written request to the Funds at:

 The Wachovia Funds
 P.O. Box 8612
 Boston, MA 02266-8612


Include your name, the Fund's name and Share class, the brokerage account number and the Share or dollar amount requested.

 Call 1-800-994-4414 for assistance in redeeming Shares by mail.

THROUGH WACHOVIA BANK OR OTHER
SERVICE ORGANIZATIONS

By Telephone

Call your account officer/representative for instructions on redeeming by telephone. Your Service Organization may charge you fees for its services.

 Redemption requests must be received by the Funds by:

 Money Market Fund 11:00 a.m. (Eastern time)
 Tax-Free Fund 10:00 a.m. (Eastern time)

 U.S. Treasury Fund 11:00 a.m. (Eastern time).

Proceeds will normally be wired that same day to your account at Wachovia Bank or a check sent to your address of record. For orders received after these times, proceeds will normally be wired or a check mailed the following business day.

By Mail

Contact Wachovia Bank or your Service Organization for instructions on how to redeem Shares by mail.

SWEEP ACCOUNTS

If you are redeeming Shares held through a Wachovia Bank sweep account program, redemptions will be made by Wachovia Bank on your behalf pursuant to the sweep agreement you signed as part of your trust account with Wachovia Bank.

WRAP FEE PROGRAM

If you are redeeming Shares of the Money Market Fund held through a wrap fee program, they will be made by Wachovia Bank on your behalf pursuant to the related account agreement you have with Wachovia Bank.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds are normally paid within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

 .  to allow your purchase payment to clear;

 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

 .  your redemption is to be sent to an address other than the address of record;

 . your redemption is to be sent to an address of record that was changed within the last 30 days;

 .  a redemption is payable to someone other than the shareholder(s) of record;
   or

 . if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If the Funds do not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if it changes telephone transaction privileges.

Share Certificates

The Funds no longer issues Share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS


You will receive confirmation of purchases, exchanges and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

Each Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. You earn dividends through the day your redemption request is received.

  The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions (except Tax-Free Fund) are expected to be primarily dividends. Redemptions and exchanges are taxable sales.

 Please consult your tax adviser regarding your federal, state, and local tax liability.

Tax-Free Fund


The Tax-Free Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that the Fund's distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Funds?


The Board of Trustees governs the Funds. The Board selects and oversees the investment adviser, Wachovia Asset Management, a business unit of Wachovia Bank. The investment adviser manages the Funds' assets, including buying and selling portfolio securities. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101.

  Wachovia Bank has been managing trust assets for over 100 years, with approximately $44 billion in managed assets as of December 31, 1999. Wachovia Asset Management also serves as investment adviser to The Wachovia Municipal Funds, another investment company.

  The investment adviser receives an annual investment advisory fee equal to 0.50% of each Fund's average daily net assets.


  Pursuant to an agreement between the investment adviser and the Trust the investment adviser agrees during the period from December 15, 1998 through January 31, 2001 to waive its fees and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's total actual operating expenses. The investment adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the investment adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

Financial Information

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand each Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.



Financial Highlights-Wachovia Money Market Fund

INVESTMENT SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                              Year Ended November 30,
                                                   1999              1998              1997
1996              1995
Net asset value, beginning of period             $   1.00          $   1.00          $   1.00          $
1.00          $   1.00
Income from investment
operations
  Net investment income                              0.04              0.05              0.05
0.05              0.05
Less
distributions
  Distributions from net                            (0.04)            (0.05)            (0.05)
(0.05)            (0.05)
  investment
income
Net asset value, end of period                   $   1.00          $   1.00          $   1.00          $
1.00          $   1.00
Total return (1)                                     4.44%             4.92%             4.95%
4.83%             5.40%
Ratios to average net
assets
  Expenses                                           0.78%             0.78%             0.78%
0.77%             0.72%
  Net investment income                              4.38%             4.80%             4.85%
4.74%             5.27%
  Expense waiver/reimbursement (2)                   0.24%             0.26%             0.28%
0.32%             0.40%
Supplemental
data
  Net assets, end of period (000 omitted)        $613,978          $482,128          $320,480
$230,263          $165,636


(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.



Financial Highlights-Wachovia Tax-Free Money Market Fund

INVESTMENT SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                              Year Ended November 30,
                                                    1999              1998             1997
1996               1995
Net asset value, beginning of period             $   1.00          $   1.00          $  1.00           $
1.00            $  1.00
Income from investment
operations
  Net investment income                              0.03              0.03             0.03
0.03               0.03
Less
distributions
  Distributions from net                            (0.03)            (0.03)           (0.03)
(0.03)             (0.03)
  investment
income
Net asset value, end of period                   $   1.00          $   1.00          $  1.00           $
1.00            $  1.00
Total return (1)                                     2.58%             2.88%            2.99%
2.83%              3.25%
Ratios to average net
assets
  Expenses                                           0.64%             0.64%            0.64%
0.69%              0.66%
  Net investment income                              2.56%             2.83%            2.93%
2.84%              3.19%
  Expense waiver/reimbursement (2)                   0.39%             0.41%            0.45%
0.43%              0.52%
Supplemental
data
  Net assets, end of period (000 omitted)        $144,436          $133,211          $85,852
$74,922            $55,733

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.


(2) This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.



Financial Highlights-Wachovia U.S. Treasury Money Market Fund

INVESTMENT SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                               Year Ended November 30,
                                                   1999              1998               1997
1996             1995
Net asset value, beginning of period             $   1.00          $   1.00            $   1.00        $
1.00         $  1.00
Income from investment
operations
  Net investment income                              0.04              0.05                0.05
0.04            0.05
Less
distributions
  Distributions from net                            (0.04)            (0.05)              (0.05)
(0.04)          (0.05)
  investment
income
Net asset value, end of period                   $   1.00          $   1.00            $   1.00        $
1.00         $  1.00
Total return (1)                                     4.35%             4.83%               4.89%
4.77%           5.30%
Ratios to average net
assets
Expenses                                             0.64%             0.63%               0.64%
0.70%           0.66%
Net investment income                                4.28%             4.74%               4.80%
4.68%           5.21%
Expense waiver/reimbursement (2)                     0.38%             0.40%               0.41%
0.39%           0.40%
Supplemental
data
  Net assets, end of period (000 omitted)        $208,021          $198,771            $117,495
$104,336         $81,739

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.


(2) This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.



The following documents contain further details about the Fund and are available upon request and without charge:

Statement of Additional Information (SAI)--The SAI includes additional information about the Fund. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.


Shareholder Reports--The Fund publishes annual and semi-annual reports to shareholders which include information about the Fund's investments.

To obtain the SAI, the annual and semi-annual reports and other information call your investment professional or the Fund at 1-800-994-4414.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


                           WACHOVIA MONEY MARKET FUND

                               WACHOVIA TAX-FREE
                               MONEY MARKET FUND

                             WACHOVIA U.S. TREASURY
                               MONEY MARKET FUND

                               INVESTMENT SHARES

Addresses

WACHOVIA MONEY MARKET FUND
INVESTMENT SHARES

101 Greystone Boulevard
SC-9215
Columbia, SC 29226


DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779


INVESTMENT ADVISER

Wachovia Asset Management
100 North Main Street
Winston-Salem, NC 27101


CUSTODIAN

Wachovia Bank, N.A.
301 North Church Street
Winston-Salem, NC 27150


TRANSFER AGENT,
DIVIDEND DISBURSING AGENT,
AND PORTFOLIO RECORDKEEPER

Federated Shareholder
Services Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779


COUNSEL TO
THE WACHOVIA FUNDS

Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
Washington, DC 20036-1800


COUNSEL TO
THE INDEPENDENT TRUSTEES


Piper Marbury Rudnick & Wolfe LLP
1200 Nineteenth Street, NW

Washington, DC 20036-2412


INDEPENDENT AUDITORS

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116



January 31, 2000

822-21 (1/00)
                                                                 Cusip 929901205
                                                                 Cusip 929901403
                                                                 Cusip 929901825

                                                                 3042106A (1/00)


                                                THE WACHOVIA FUNDS
                                            Wachovia Money Market Fund
                                        Wachovia Prime Cash Management Fund
                                     Wachovia U.S. Treasury Money Market Fund
                                        Wachovia Tax-Free Money Market Fund
                                               Institutional Shares
                                                 Investment Shares

                                        Statement of Additional Information
                                                 January 31, 2000

      This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses of The Wachovia Funds dated January 31, 2000.

      This SAI incorporates by reference the Funds' Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-994-4414.




      Contents

           How Are the Funds
      Organized?..........................................................1
           Securities in Which the Funds
      Invest..................................................1
           What do Shares
      Cost?..................................................................8
           How Are the Funds
      Sold?...............................................................8
           How to Buy
      Shares.................................................................8
           How to Redeem
      Shares..............................................................9
           Account and Share
      Information.....................................................9
           Tax
      Information.........................................................9
           Who Manages and Provides Services to the
      Funds......................................................10
           How do the Funds Measure
      Performance?..............................................12
           Financial
      Information.............................................14
           Investment
      Ratings................................................15

      Addresses.........................................................19
      Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.
      2020203B (1/00)

23

HOW ARE THE FUNDS ORGANIZED?

The Wachovia Funds (the Trust) is an open-end, management investment company that established under the laws of the Commonwealth of Massachusetts on November 19, 1991. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Funds are diversified portfolios of the Trust. The Trust changed its name from The Biltmore Funds on July 31, 1997. The Board of Trustees (the Board) has established two classes of shares of the Funds, known as Institutional Shares and Investment Shares (Shares). This SAI relates to both classes of Shares. Each Fund offers both classes except for the Prime Cash Management Fund which offers only Investment Shares.


SECURITIES IN WHICH THE FUNDS INVEST

Following is a table that indicates which types of securities are a: o P = Principal investment of a Fund; (shaded in chart) o A = Acceptable (but not principal) investment of a Fund; or o N = Not an acceptable investment of a Fund.



-----------------------------------------------------------------------------------------------------------------------
Securities                                   Money Market Fund     Prime Cash     U.S Treasury Fund    Tax-Free Fund
                                                                 Management Fund
---------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Bank Instruments                                     A                  A                 N                  A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Commercial Paper2                                    A                  A                 N                  A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Corporate Debt Obligations                           A                  A                 N                  N
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Credit Enhancement7                                  A                  A                 N                  A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Foreign Bank Instruments                             A                  A                 N                  N
---------------------------------------------                                     -------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lending of Portfolio Securities5                     A                  A                 A                  N
---------------------------------------------                                     -------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Money Market Instruments1                            P                  P                 A                  A
----------------------------------------------------------------------------------
---------------------------------------------                                     -------------------------------------
Municipal Securities3                                N                  N                 N                  P
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Repurchase Agreements4                               A                  A                 A                  A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Restricted and Illiquid Securities4                  A                  A                 N                  A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements                        A                  A                 A                  A
                                             --------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Securities of Other Investment Companies             A                  A                 A                  A
                                             --------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Temporary Investments                                N                  N                 N                  A
                                             -------------------------------------                   ------------------
-----------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations                          A                  A                 P                  A
                                             --------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Variable Rate Demand Notes                           A                  A                 N                  A
---------------------------------------------
                                             --------------------------------------------------------------------------
When-Issued and Delayed Delivery                     A                  A                 A                  A
Transactions6
-----------------------------------------------------------------------------------------------------------------------

1. Rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs).
2. Rated A-1 by Standard & Poor's or Prime-1 by Moody's Investors Service.
3. The Tax-Free Fund may purchase up to 20% of its total net assets in municipal securities, the interest of which is subject to federal alternative minimum tax.
4. As a matter of practice, repurchase agreements providing for settlement in more than seven days after notice and other illiquid obligations will be limited to not more than 10% of each Fund's net assets. 5. The amount of portfolio securities each Fund will lend will be limited to not more than one-third of each Fund's total assets. 6. Each Fund does not intend to engage in such transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. 7. A Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.

Securities Descriptions and Techniques
Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which a Fund may invest.
     Treasury Securities
     Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risks. Agency Securities Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities. The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities. Corporate Debt Securities Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely amount issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.
         Commercial Paper
         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or borrowings from bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the interest rate and credit risks as compared to other debt securities of the same issuer. Demand Instruments Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

     Bank Instruments
     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks. Credit Enhancement Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the investment adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement. Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.
Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.
     General Obligation Bonds
     General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law. Special Revenue Bonds Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, any shortfall in the tolls normally would result in a default on the bonds.
         Private Activity Bonds
         Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds. The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Tax-Free Fund may invest in bonds subject to AMT.
     Tax Increment Financing Bonds
     Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated. Municipal Notes Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds. Variable Rate Demand Instruments Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months. Municipal Leases Municipalities frequently enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by failing to include the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund typically invests in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.
Special Transactions
     Repurchase Agreements
     Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The investment adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
     Repurchase agreements are subject to credit risks.
     Reverse Repurchase Agreements
     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. Delayed Delivery Transactions Delayed delivery transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
         To Be Announced Securities (TBAs)
         As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.
     Securities Lending
     A Fund may lend portfolio securities to borrowers that the investment adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to interest rate risks and credit risks. These transactions create leverage risks.
Investment Risks
Leverage Risks
o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
o Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.
Interest Rate Risks
o Prices of fixed income securities rise and fall in response to interest rate changes in the interest rate paid by for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
Credit Risks
o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the investment adviser's credit assessment.
o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
Prepayment Risks

o Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

     For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

     Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

o Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand. Investment Limitations Issuing Senior Securities and Borrowing Money The Funds will not issue senior securities, except that each Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.

      Lending Cash or Securities
         The Funds will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Money Market Fund or the Prime Cash Management Fund from purchasing or holding money market instruments, including repurchase agreements and variable amount demand master notes, permitted by its investment objective, policies, and limitations or Declaration of Trust or prevent the Treasury Money Market Fund from purchasing or holding U.S. government securities, including repurchase agreements, permitted by its investment objective and policies.

         The Tax-Free Fund will not lend any of its assets, except that it may acquire publicly or non-publicly issued Municipal Securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies and limitations.

      Investing in Real Estate
         The Money Market Fund and the Prime Cash Management Fund will not purchase or sell real estate, including limited partnership interests, although they may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

         The Treasury Money Market Fund and the Tax-Free Money Market Fund may not purchase or sell real estate, including limited partnership interests, although the Tax-Free Money Market Fund may invest in securities secured by real estate or interests in real estate.

      Investing in Commodities
         The Funds will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

      Diversification of Investments
         With respect to securities comprising 75% of the value of its total assets, the Money Market Fund, Prime Cash Management Fund and Tax-Free Money Market Fund each will not purchase securities of any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities, or, with respect to the Treasury Money Market Fund, collateralized by U.S. Treasury Securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.

      Concentration of Investments
         The Money Market Fund and the Prime Cash Management Fund each will not invest 25% or more of the value of its total assets in any one industry. Each Fund may invest 25% or more of the value of its total assets in cash or certain money market instruments, (including, with respect to the Prime Cash Management Fund, instruments issued by a U.S. branch of a domestic bank having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

         The Tax-Free Money Market Fund will not purchase securities, if, as a result of such purchase 25% or more of the value of its assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar type projects. However, the Fund may invest, as a temporary investments, more than 25% of the value of its assets in cash or certain money market instruments, including securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities or instruments secured by these money market instruments, such as repurchase agreements.

      Underwriting
         Each Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.



The above investment limitations cannot be changed by the Board of Trustees (Board) unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. without shareholder approval. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

      Selling Short and Buying on Margin
         The Funds will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

      Investing in Restricted Securities
         The Money Market Fund and the Prime Cash Management Fund each will not invest more than 10% of its net assets in securities subject to restrictions in resale under federal securities law, except for Section 4(2) commercial paper and other restricted securities determined to be liquid under criteria established by the Trustees.

         The Tax-Free Money Market Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under federal securities law, except for restricted securities determined to be liquid under criteria established by the Trustees.

      Investing in Illiquid Securities
         The Money Market Fund and the Prime Cash Management Fund each will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed income time deposits with maturities over seven days, and restricted securities which have not been determined to be liquid under criteria established by the Trustees.

         The Tax-Free Money Market Fund and the Treasury Money Market Fund each will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and, with respect to Tax-Free Money Market Fund, in restricted securities which have not been determined to be liquid under criteria established by the Trustees.

      Investing in Securities of Other Investment Companies
         The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general, unless it is permitted to exceed these limitations by action of the SEC. The Fund will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets. It should be noted that investment companies incur certain expenses, such as custodian and transfer agent fees, and therefore any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

Each Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

Each Fund does not expect to borrow money in excess of 5% of the value of its net assets or invest in securities of closed-end investment companies during the coming fiscal year.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment , to be "cash items."

Regulatory Compliance
The Funds may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Funds will determine the effective maturity of their investments according to the Rule. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

WHAT DO SHARES COST?

Each Fund attempts to stabilize the value of a Share at $1.00.

Use of the Amortized Cost Method
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Funds computed by dividing the annualized daily income on each Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Funds' use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the SEC under the 1940 Act. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures includes monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Funds, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

Rule 12b-1 Plan
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

HOW TO BUY SHARES

Exchanging Securities For Shares
You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. Each Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Conversion to Federal Funds
It is each Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Wachovia Bank acts as the shareholders' agent in depositing checks and converting them to federal funds.

HOW TO REDEEM SHARES

Redemption In Kind
Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Board determines that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

Voting Rights
Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All classes of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.



As of January 4, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares of the Funds. Unless otherwise noted, the address of the shareholder is 301 North Main Street, Winston-Salem, NC 27101.



---------------------------------------- -------------------------------------- ---------------------- ------------------------
Shareholder Name                         Fund                                   Share Class            Percentage Owned
---------------------------------------- -------------------------------------- ---------------------- ------------------------
---------------------------------------- -------------------------------------- ---------------------- ------------------------
Wachovia Brokerage Services              Money Market Fund                      Investment             94.49%
                                         Tax Free Money Market Fund             Investment             100.00%
                                         U.S. Treasury Money Market Fund        Investment             95.88%

---------------------------------------- -------------------------------------- ---------------------- ------------------------
---------------------------------------- -------------------------------------- ---------------------- ------------------------
Wachovia Bank, N.A.                      Money Market Fund                      Institutional          100.00%
                                         Tax Free Money Market Fund             Institutional          100.00%
                                         U.S. Treasury Money Market Fund        Institutional          100.00%
                                         Prime Cash Management Fund             Institutional          100.00%
---------------------------------------- -------------------------------------- ---------------------- ------------------------





Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

Federal Income Tax
Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, the Funds will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

Board Of Trustees
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, total compensation received as a Trustee from the Trust as part of the Fund Complex for the most recent fiscal year. Each of the Trustees and officers listed below holds an identical position with The Wachovia Municipal Funds, another investment company. The Wachovia Funds are comprised of fourteen Funds and The Wachovia Municipal Funds are comprised of four funds, together they form the Fund Complex.


An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. As of January 4, 2000, the Funds' Board and Officers as a group owned less than 1% of the Funds' outstanding Shares. An ^ denotes retiring as a member of the Board of Trustees on February 23, 2000.




---------------------------------- ----------------------------------------------------------------------    -------------------
              Name                                     Occupations for past 5 Years                              Aggregate
            Birthdate                                                                                        Compensation from
             Address                                                                                            Fund Complex
      Position with Trusts
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
James A. Hanley                    Retired;  Vice President and Treasurer,  Abbott Laboratories  (health     $33,200
August 13, 1931                    care products) (until 1992).
4272 Sanctuary Way
Bonita Springs, FL
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
Samuel E. Hudgins                  Hudgins Consulting, LLC (independent consultant); President,              $33,200
March 4, 1929                      Percival Hudgins & Company, LLC (investment bankers/financial
715 Whitemere Court, N.W.          consultants) (until September 1997); Director, Atlantic American
Atlanta, GA                        Corporation (insurance holding company).
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
J. Berkely Ingram, Jr.^            Real estate investor and partner; formerly, Vice Chairman,                $26,000
April 17, 1924                     Massachusetts Mutual Life Insurance Company.
114-L Reynolda Village
Winston-Salem, NC
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
D. Dean Kaylor                     Retired; Executive Vice President and Chief Financial Officer, NBD        $26,000
June 29, 1930                      Bank, N.A. and NBD Bancorp, Inc. (bank and bank holding company)
2835 Greenbriar                    (until 1990).
Harbor Springs, MI
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
Alvin J. Schexnider, Ph.D.         Director, Office of Health Policy Development, Wake Forest                $26,000
May 26, 1945                       University School of Medicine (since February 2000); Chancellor,
3174 Turkey Hill Road              Winston-Salem State University (1996 to January 2000); Formerly,
Winston-Salem, NC 27106            Vice Provost, Virginia Commonwealth University (1987 to 1996).
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
Charles S. Way, Jr.*               President and CEO, The Beach Company and its various affiliated           $26,000
December 18, 1937                  companies and partnerships.
211 King Street
Suite 300
Charleston, SC
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------





---------------------------------- ----------------------------------------------------------------------    -------------------
John W. McGonigle                  Executive Vice President and Secretary of the Federated Fund              $0
October 26, 1938                   Complex; Executive Vice President, Secretary and Director, Federated
Federated Investors Tower          Investors, Inc.; Trustee, Federated Investment Management Company
Pittsburgh, PA                     and Federated Investment Counseling; Director, Federated Global
President and Treasurer            Investment Management Corp, Federated Services Company and
                                   Federated Securities Corp.
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
Charles L. Davis, Jr.              Vice President, Federated Services Company.                               $0
March 23, 1960
Federated Investors Tower
Pittsburgh, PA
Vice   President   and  Assistant
Treasurer
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
Peter J. Germain                   Senior  Vice  President  and  Director  of  Mutual  Funds   Services,     $0
September 3, 1959                  Federated  Services  Company;  formerly,  Senior  Corporate  Counsel,
Federated Investors Tower          Federated Services Company.
Pittsburgh, PA
Secretary
---------------------------------- ----------------------------------------------------------------------    -------------------




Investment Adviser
The Adviser, Wachovia Asset Management, conducts investment research and makes investment decisions for the Funds. The Adviser is a business unit of Wachovia Bank, N.A.

The Adviser shall not be liable to the Trust, the Funds, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

Administrator

Federated Services Company, a subsidiary of Federated Investors, Inc., (Federated) provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds.
  Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of The Wachovia Funds and The Wachovia Municipal Funds (excluding Wachovia Prime Cash Management Fund) as specified below:
                   Maximum             Average Aggregate Daily Net
               Administrative Fee           Assets of the Funds
               ------------------           -------------------
                  .10 of 1%                 on the first $3.5 billion
                  .06 of 1%                 on $3.5 billion to $5.0 billion
                  .04 of 1%                 on $5.0 billion to $10 billion
                  .03 of 1%                 on $10.0 billion to $20.0 billion
                  .02 of 1%                 on assets in excess of $20.0 billion

Federated  Services  Company  provides these services for an annual fee equal to
 .05 of 1% of the Wachovia Prime Cash Management Fund's average daily net assets.

Custodian
Wachovia Bank, N.A., is custodian (the Custodian) for the securities and cash of the Funds. Under the Custodian Agreement, the Custodian holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services to be provided to the Trust pursuant to the Custodian Agreement, the Trust pays the Custodian an annual fee based upon the average daily net assets of each Fund and which is payable monthly. The Custodian will also charge transaction fees and out-of-pocket expenses.

Transfer Agent And Dividend Disbursing Agent
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments.

Independent Auditors
The independent auditors for the Funds, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.





Fees Paid By The Funds For Services
------------------------ ---------------------------------------- ------------------------------------ --------------
Fund                               Advisory Fee Paid/                   Administrative Fee Paid          12b-1 Fee
                                   Advisory Fee Waived                 Administrative Fee Waived           Paid
                                                                  ------------------------------------ --------------
                         ---------------------------------------- ------------------------------------ --------------
                                For the fiscal year ended              For the fiscal year ended          For the
                                      November 30,                           November 30,               fiscal year
                                                                                                           ended
                         ---------------------------------------- ------------------------------------
                         -----------------------------------------------------------------------------
                             1999         1998         1997         1999         1998        1997      November 30,
                                                                                                           1999
---------------------------------------------------------------------------------------------------------------------
Money Market Fund        $4,298,578   $2,852,311   $2,133,189    $715,029    $538,074     $357,303    $2,204,402
                         $2,031,498   $1,483,247   $1,207,652    $0          $0           $0
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Prime Cash Management    $5,565,471   $5,235,535   $4,057,063    $927,578    $853,922     $1,132,184  N/A
Fund                     $3,551,920   $3,308,314   $2,841,827    $0          $0           $383,724
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Fund       $3,415,568   $3,390,866   $3,023,600    $573,461    $641,336     $507,009    $789,762
                         $2,576,070   $2,669,811   $2,489,781    $0          $0           $0
                                                                                                      ---------------
---------------------------------------------------------------------------------------------------------------------
Tax-Free Fund            $2,104,651   $1,878,120   $1,318,455    $353,303    $353,629     $220,229    $606,130
                         $1,626,095   $1,562,980   $1,185,295    $0          $0           $0
---------------------------------------------------------------------------------------------------------------------



Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees which are borne only by the applicable Class of Shares.
HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Funds' or any class of Shares' expenses; and various other factors.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

Yield
Each Fund calculates its yield for both classes of Shares daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by (365/7).

Effective Yield
The Funds' effective yield for both classes of Shares is computed by compounding the unannualized base period return by:
         adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.




-------------------------------------- ---------------------------------- -----------------------------------
Fund                                                 Yield                         Effective Yield
                                          for the 7-day period ended          for the 7-day period ended
                                               November 30, 1999                  November 30, 1999
                                       ---------------------------------- -----------------------------------
                                       ---------------- ----------------- ----------------- -----------------
                                        Institutional      Investment      Institutional       Investment
                                           Shares            Shares            Shares            Shares
-------------------------------------- ---------------- ----------------- ----------------- -----------------
-------------------------------------- ---------------- ----------------- ----------------- -----------------
Money Market Fund                           5.39%            4.99%             5.54%             5.12%
-------------------------------------- ---------------- ----------------- ----------------- -----------------
-------------------------------------- ---------------- ----------------- ----------------- -----------------
Prime Cash Management Fund                  5.55%             N/A              5.70%              N/A
-------------------------------------- ---------------- ----------------- ----------------- -----------------
-------------------------------------- ---------------- ----------------- ----------------- -----------------
U.S. Treasury Fund                          5.32%            4.92%             5.04%             5.46%
-------------------------------------- ---------------- ----------------- ----------------- -----------------
Tax-Free Fund                               3.44%            3.04%             3.50%             3.09%
-------------------------------------- ---------------- ----------------- ----------------- -----------------


Tax-Equivalent Yield-Tax-Free Fund
The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The tax-equivalent yields for the Tax-Free Money Market Fund's Institutional Shares and Investment Shares for the seven-day period ended November 30, 1999 were 5.70% and 5.03%, respectively.

Tax Equivalency Table-Tax-Free Fund
Set forth below is the sample tax-equivalency table that may be used in advertising and sales literature. The table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of a Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.




TAX EQUIVALENCY TABLE
Taxable Yield Equivalent for 2000 Multi-State Municipal Fund



Federal Income Tax Bracket:               15.00%           28.00%             31.00%           36.00%          39.60%
Joint Return                           $1-43,850  $43,851-105,950   $105,951-161,450  $161,451-288,350   Over 288,350
Single Return                          $1-26,250   $26,251-63,550    $63,551-132,600  $132,601-288,350   Over 288,350
Tax Exempt Yield:                     Taxable Yield Equivalent:
1.00%                                      1.18%            1.39%              1.45%            1.56%           1.66%
1.50%                                      1.76%            2.08%              2.17%            2.34%           2.48%
2.00%                                      2.35%            2.78%              2.90%            3.13%           3.31%
2.50%                                      2.94%            3.47%              3.62%            3.91%           4.14%
3.00%                                      3.53%            4.17%              4.35%            4.69%           4.97%
3.50%                                      4.12%            4.86%              5.07%            5.47%           5.79%
4.00%                                      4.71%            5.56%              5.80%            6.25%           6.62%
4.50%                                      5.29%            6.25%              6.52%            7.03%           7.45%
5.00%                                      5.88%            6.94%              7.25%            7.81%           8.28%
5.50%                                      6.47%            7.64%              7.97%            8.59%           9.11%
6.00%                                      7.06%            8.33%              8.70%            9.38%           9.93%
6.50%                                      7.65%            9.03%              9.42%           10.16%          10.76%
7.00%                                      8.24%            9.72%             10.14%           10.94%          11.59%
7.50%                                      8.82%           10.42%             10.87%           11.72%          12.42%
8.00%                                      9.41%           11.11%             11.59%           12.50%          13.25%
8.50%                                     10.00%           11.81%             12.32%           13.28%          14.07%
9.00%                                     10.59%           12.50%             13.04%           14.06%          14.90%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

Performance Comparisons
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

         Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "institutional tax exempt money market funds" and "tax exempt money market funds" categories in advertising and sales literature.

         Salomon Brothers Six-Month Prime Muni Notes is an index of selected municipal notes, maturing in six months, whose yields are chosen as representative of this market. Calculations are made weekly and monthly.

         Salomon Brothers One-Month Tax-Exempt Commercial Paper is an index of selected tax-exempt commercial paper issues, maturing in one month, whose yields are chosen as representative of this particular market. Calculations are made weekly and monthly. Ehrlich-Bober & Co., Inc. also tracks this Salomon Brothers index.

         Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Funds will quote its Money ranking in advertising and sales literature.

         IBC/Donoghue's Money Fund Report publishes annualized yields of hundreds of money market funds on a weekly basis and, through its Money Market Insight publication, reports monthly and 12-month-to-date investment results for the same money funds.

         Bank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are averages of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

FINANCIAL INFORMATION



The Financial Statements for the Funds for the fiscal year ended November 30,1999 are incorporated herein by reference to the Annual Reports to Shareholders of the Funds dated November 30, 1999.

INVESTMENT RATINGS

Standard & Poor's Corporate Bond Ratings
AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. BB, B, CCC, CC -- Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposure to adverse conditions. C -- The rating "C" is reserved for income bonds on which no interest is being paid. D -- Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) sign or minus (-) sign to the above rating classifications to show relative standing within the classifications. Moody's Investors Service Corporate Bond Rating Aaa--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities. A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Baa--Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba--Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca--Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects or ever attaining any real investment standing.
NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Standard & Poor's Commercial Paper Ratings A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1." A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B--Issues rated "B" are regarded as having only speculative capacity for timely payment. C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. Moody's Investors Service Commercial Paper Rating Definitions Prime-1--Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. "Prime-1" repayment capacity will normally be evidenced by many of the following characteristics: o Leading market positions in well-established industries; o High rates of return on funds employed; o Conservative capitalization structure with moderate reliance on debt and ample asset protection; o Broad margins in earnings coverage of fixed financial charges and high internal cash generation; or o Well-established access to a range of financial markets and assured sources of alternate liquidity. Prime-2--Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Standard & Poor's Municipal Bond Ratings AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. BB, B, CCC, CC--Debt rated "BB," "B," "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these outweighed by large uncertainties of major risk exposure to adverse conditions. C--The rating "C" is reversed for income bonds on which no interest is being paid. D--Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. Standard & Poor's Municipal Note Ratings SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation. SP-2--Satisfactory capacity to pay principal and interest. SP-3--Speculative capacity to pay principal and interest. Moody's Investors Service Municipal Bond Ratings Aaa--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in "Aaa" securities. A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Baa--Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba--Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa--Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca--Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Moody's Investors Service Short-Term Debt Ratings Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: o Leading market positions in well established industries; o High rates of return on funds employed; o Conservative capitalization structure with moderate reliance on debt and ample asset protection; o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and o Well-established access to a range of financial markets and assured sources of alternate liquidity. Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Prime-3--Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained. Not Prime--Issuers rated Not Prime do not fall within any of the Prime rating categories. Moody's Investors Service Short Term Loan Ratings MIG 1/VMIG 1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG 2/VMIG 2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group. MIG 3/VMIG 3--This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

ADDRESSES

The Wachovia Funds
Institutional Shares and Investment Shares             101 Greystone Boulevard
                                                       SC-9215
                                                       Columbia, SC 29226

Distributor
Federated Securities Corp.                             Federated Investors Tower
                                                       1001 Liberty Avenue,
                                                       Pittsburgh, PA 15222-3779

Investment Adviser
Wachovia Asset Management                              100 North Main Street
                                                       Winston-Salem, NC 27101

Custodian
Wachovia Bank, N.A.                                    100 North Main Street
                                                       Winston-Salem, NC 27101

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company                 Federated Investors Tower
                                                       1001 Liberty Avenue
                                                       Pittsburgh, PA 15222-3779



Independent Auditors
Ernst & Young LLP                                      200 Clarendon Street
                                                       Boston, MA 02116




                   APPENDIX - Class A and B Shares Prospectus

WACHOVIA EQUITY FUND

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Wachovia Equity Fund as of the calendar year-end for each of six years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 5.00% up to 35.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1994 through1999. The percentages noted are 2.03%, 31.50%, 18.80%, 25.08%,
22.85% and 26.05%, respectively.

WACHOVIA QUANTITATIVE EQUITY FUND

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Wachovia Quantitative Equity Fund as of the calendar year-end for each of five years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 10.00% up to 40.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1995 through 1999. The percentages noted are 38.56%, 21.48%, 34.24%, 24.24%, and 15.56%, respectively.

WACHOVIA GROWTH & INCOME FUND

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Wachovia Growth & Income Fund as of the calendar year-end for each of six years. The `y' axis reflects the "% Total Return" beginning with "-5.00%" and increasing in increments of 5.00% up to 35.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1994 through 1999. The percentages noted are (1.09%), 34.61%, 23.78%, 32.63%,
24.32%, and 23.04%, respectively.

WACHOVIA EQUITY INDEX FUND

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Wachovia Equity Index Fund as of the calendar year-end for each of six years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 10.00% up to 40.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1994 through 1999. The percentages noted are 0.85%, 36.76%, 22.41%, 32.32%,
27.82% and 19.90%, respectively.

WACHOVIA SPECIAL VALUES FUND

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Wachovia Special Values Fund as of the calendar year-end for each of six years. The `y' axis reflects the "% Total Return" beginning with "-5.00%" and increasing in increments of 5.00% up to 40.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1994 through 1999. The percentages noted are (3.32%), 30.26%, 36.98%, 29.08%,
(1.51%) and 6.39%, respectively.

WACHOVIA EMERGING MARKETS FUND

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Wachovia Emerging Markets Fund as of the calendar year-end for each of five years. The `y' axis reflects the "% Total Return" beginning with "-25.00%" and increasing in increments of 25.00% up to 75.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1995 through 1999. The percentages noted are 7.93%, 10.32%, (4.01%), (24.79%)
and 65.47%, respectively.

WACHOVIA BALANCED FUND

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Wachovia Balanced Fund as of the calendar year-end for each of six years. The `y' axis reflects the "% Total Return" beginning with "-5.00%" and increasing in increments of 5.00% up to 30.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1994 through 1999. The percentages noted are (0.51%), 27.72%, 13.64%, 19.13%,
17.35% and 14.80%, respectively.

WACHOVIA FIXED INCOME FUND

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Wachovia Fixed Income Fund as of the calendar year-end for each of six years. The `y' axis reflects the "% Total Return" beginning with "-5.00%" and increasing in increments of 5.00% up to 20.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1994 through 1999. The percentages noted are (3.84%), 17.94%, 2.85%, 8.17%,
8.34% and (1.68%), respectively.

WACHOVIA INTERMEDIATE FIXED INCOME FUND

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Wachovia Intermediate Fixed Income Fund as of the calendar year-end for each of six years. The `y' axis reflects the "% Total Return" beginning with "-4.00%" and increasing in increments of 4.00% up to 16.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1994 through 1999. The percentages noted are (3.36%), 15.15%, 2.01%, 8.66%, 8.76% and (1.85%), respectively.

WACHOVIA SHORT-TERM FIXED INCOME FUND

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Wachovia Short-Term Fixed Income Fund as of the calendar year-end for each of six years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 10.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1994 through 1999. The percentages noted are 1.17%, 9.34%, 4.58%, 5.59%, 6.76%
and 2.00%, respectively.
                                       APPENDIX - Class Y Shares Prospectus

WACHOVIA EQUITY FUND

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class Y Shares of Wachovia Equity Fund as of the calendar year-end for each of three years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 5.00% up to 30.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class Y Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1997 through1999. The percentages noted are 25.37%, 23.15% and 26.36%, respectively.

WACHOVIA QUANTITATIVE EQUITY FUND

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class Y Shares of Wachovia Quantitative Equity Fund as of the calendar year-end for each of three years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 5.00% up to 35.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class Y Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1997 through 1999. The percentages noted are 34.55%, 24.59%, and 15.93%, respectively.

WACHOVIA GROWTH & INCOME FUND

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total return of Class Y Shares of Wachovia Growth & Income Fund as of the calendar year-end for one year. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 5.00% up to 25.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class Y Shares for each calendar year is stated directly at the bottom of the bar, for the calendar year 1999. The percentage noted is 23.47%.

WACHOVIA EQUITY INDEX FUND

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class Y Shares of Wachovia Equity Index Fund as of the calendar year-end for each of three years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 5.00% up to 35.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class Y Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1997 through 1999. The percentages noted are 32.70%, 28.15% and 20.22%, respectively.

WACHOVIA SPECIAL VALUES FUND

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class Y Shares of Wachovia Special Values Fund as of the calendar year-end for each of three years. The `y' axis reflects the "% Total Return" beginning with "-5.00%" and increasing in increments of 5.00% up to 30.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class Y Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1997 through 1999. The percentages noted are 29.25%, (1.26%) and 6.66%, respectively.

WACHOVIA EMERGING MARKETS FUND

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class Y Shares of Wachovia Emerging Markets Fund as of the calendar year-end for each of three years. The `y' axis reflects the "% Total Return" beginning with "-40.00%" and increasing in increments of 40.00% up to 80.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class Y Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1995 through 1999. The percentages noted are (3.89%), (24.62%) and 66.00%, respectively.

WACHOVIA BALANCED FUND

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class Y Shares of Wachovia Balanced Fund as of the calendar year-end for each of three years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 5.00% up to 20.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class Y Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1997 through 1999. The percentages noted are 19.49%, 17.60% and 15.05%, respectively.

WACHOVIA FIXED INCOME FUND

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class Y Shares of Wachovia Fixed Income Fund as of the calendar year-end for each of three years. The `y' axis reflects the "% Total Return" beginning with "-5.00%" and increasing in increments of 5.00% up to 10.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class Y Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1997 through 1999. The percentages noted are 8.43%, 8.61% and (1.44%), respectively.

WACHOVIA INTERMEDIATE FIXED INCOME FUND

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total return of Class Y Shares of Wachovia Intermediate Fixed Income Fund as of the calendar year-end for one year. The `y' axis reflects the "% Total Return" beginning with "-2.00%" and increasing in increments of 1.00% up to 1.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class Y Shares for each calendar year is stated directly at the bottom of the bar, for the calendar year 1999. The percentage noted is (1.49%).

WACHOVIA SHORT-TERM FIXED INCOME FUND

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class Y Shares of Wachovia Short-Term Fixed Income Fund as of the calendar year-end for each of three years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 8.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class Y Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1997 through 1999. The percentages noted are 5.85%, 7.12% and 2.16%, respectively.
 APPENDIX - Money Market Institutional Shares and Investment Shares Prospectuses

WACHOVIA MONEY MARKET FUND - Institutional Shares

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of Wachovia Money Market Fund as of the calendar year-end for each of seven years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 6.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1993 through1999. The percentages noted are 3.02%, 3.98%, 5.75%, 5.23%, 5.39%, 5.28% and 4.92%, respectively.

WACHOVIA MONEY MARKET FUND - Investment Shares

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Investment Shares of Wachovia Money Market Fund as of the calendar year-end for each of seven years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 6.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Investment Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1993 through1999. The percentages noted are 2.72%, 3.67%, 5.39%, 4.81%, 4.97%, 4.86% and4.50%, respectively.

WACHOVIA PRIME CASH MANAGEMENT FUND - Institutional Shares

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of Wachovia Prime Cash Management Fund as of the calendar year-end for each of six years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 6.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1994 through1999. The percentages noted are 4.24%, 5.96%, 5.42%, 5.57%, 5.49% and 5.11%, respectively.

WACHOVIA TAX-FREE MONEY MARKET FUND - Institutional Shares

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of Wachovia Tax-Free Money Market Fund as of the calendar year-end for each of seven years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 4.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1993 through1999. The percentages noted are 2.25%, 2.54%, 3.60%, 3.23%, 3.40%, 3.24% and 3.03%, respectively.

WACHOVIA TAX-FREE MONEY MARKET FUND - Investment Shares

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Investment Shares of Wachovia Tax-Free Money Market Fund as of the calendar year-end for each of seven years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 4.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Investment Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1993 through1999. The percentages noted are 1.94%, 2.24%, 3.25%, 2.82%, 2.99%, 2.83% and 2.62%, respectively.

WACHOVIA U.S. TREASURY MONEY MARKET FUND - Institutional Shares

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of Wachovia U.S. Treasury Money Market Fund as of the calendar year-end for each of seven years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 6.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1993 through1999. The percentages noted are 2.89%, 3.90%, 5.68%, 5.17%, 5.32%, 5.18% and 4.81%, respectively.

WACHOVIA U.S TREASURY MONEY MARKET FUND - Investment Shares

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Investment Shares of Wachovia U.S. Treasury Money Market Fund as of the calendar year-end for each of six years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 6.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Investment Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1994 through1999. The percentages noted are 3.59%, 5.32%, 4.75%, 4.90%, 4.76% and 4.39%, respectively.




Item 23.       Exhibits:
     (a)   Conformed copy of Declaration of Trust of the Registrant; (12)
           (i)      Conformed copy of Amendment #1 to the Declaration of
                     Trust; (12)
           (ii)     Conformed copy of Amendment #2 to the Declaration of
                     Trust; (12)
           (iii)    Conformed copy of Amendment #3 to the Declaration of
                     Trust; (12)
           (iv)     Conformed copy of Amendment #4 to the Declaration of
                     Trust; (12)
           (v)      Conformed copy of Amendment #5 to the Declaration of
                     Trust; (12)
           (vi)     Conformed copy of Amendment #6 to the Declaration of
                     Trust; (12)
           (vii)    Conformed copy of Amendment #13 to the Declaration of
                     Trust; (19)
      (b)  Copy of Amended By-Laws of the Registrant; (2)
      (c)  Copy of Specimen Certificates for Shares of Beneficial Interest; (17)
           (i) Copy of Specimen Certificate for Class A Shares of Wachovia Balanced Fund; (17)
           (ii) Copy of Specimen Certificate for Class
           B Shares of Wachovia Balanced Fund; (17)
           (iii) Copy of Specimen Certificate for Class
           A Shares of Wachovia Equity Fund; (17) (iv)
           Copy of Specimen Certificate for Class B
           Shares of Wachovia Equity Fund; (17) (v)
           Copy of Specimen Certificate for Class A
           Shares of Wachovia Equity Index Fund; (17)
           (vi) Copy of Specimen Certificate for Class
           A Shares of Wachovia Fixed Income Fund; (17)
           (vii) Copy of Specimen Certificate for Class
           B Shares of Wachovia Fixed Income Fund; (17)
           (viii) Copy of Specimen Certificate for
           Class A Shares of Wachovia Special Values
           Fund; .....(17) (ix) Copy of Specimen
           Certificate for Class A Shares of Wachovia
           Short-Term Fixed Income ..Fund; (17) (x)
           Copy of Specimen Certificate for Investment
           Shares of Wachovia Money Market
           .............Fund; (17) (xi) Copy of
           Specimen Certificate for Investment Shares of Wachovia Tax-Free Money Market Fund; (17)

+  All exhibits have been electronically filed.

(2)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on form N-1A filed March 6, 1992. (File Nos. 33-44590 and 811-6504)

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 6, 1994. (File Nos. 33-44590 and 811-6504)

(17) Response is incorporated  by reference to Registrant's  Post-.....Effective
     Amendment No. 21 on Form N-1A filed December 22, 1997. (File Nos. 33-44590 and 811-6504)

(19) Response is incorporated  by reference to Registrant'  Post-......Effective
     Amendment No. 24 on Form N-1A filed March 12, 1998. (File Nos. 33-44590 and 811-6504)

         (xii)    Copy of Specimen Certificate for Investment Shares of Wachovia
         U.S.     Treasury Money Market Fund; (17)
         (xiii)   Copy of Specimen Certificate for Class A   Shares of Wachovia
         Quantitative Equity ......Fund; (17)
         (ivx)    Copy of Specimen Certificate for Class B   Shares of Wachovia
         Quantitative Equity ......Fund; (17)
         (xv)     Copy of Specimen Certificate for Class A   Shares of Wachovia
         Emerging Markets .........Fund; (17)
 (d)     Conformed copy of Investment Advisory Contract of the Registrant; (12)
         (i)    Conformed copy of Exhibit A to the Investment Advisory Contract;
                (12)
         (ii)   Conformed copy of Exhibit B to the Investment Advisory Contract;
                (12)
         (iii)  Conformed copy of Exhibit C to the Investment Advisory Contract;
                (12)
         (iv)   Conformed copy of Exhibit D to the Investment Advisory Contract;
                (12)
         (v)    Conformed copy of Exhibit E to the Investment Advisory Contract;
                (12)
         (vi)   Conformed copy of Exhibit F to the Investment Advisory Contract;
                (12)
         (vii)  Conformed copy of Exhibit G to the Investment Advisory Contract;
                (12)
         (viii) Conformed copy of Exhibit H to the Investment Advisory Contract;
                (12)
         (ix)   Conformed copy of Exhibit I to the Investment Advisory Contract;
                (12)
         (x)    Conformed Copy of Sub-Advisory Agreement of the Registrant; (10)
         (xi)   Conformed copy of Exhibit J to the Investment Advisory Contract;
                (13)
(xii)    Conformed copy of Exhibit K to the Investment Advisory Contract; (18)
(xiii) Conformed copy of Investment Advisory agreement between The Wachovia Funds and the Adviser; (20) (xiv) Conformed copy of Investment Advisory agreement between The Wachovia Municipal Funds and the Adviser;
                                        (20)
(xv)     Form of Amendment #1 to Letter Agreement; +

(e) Conformed copy of Distributor's Contract of the Registrant and Exhibits A-G thereto; (12)

(i)  Conformed copy of Exhibit A to the Distributor's Contract; (12)

+  All exhibits have been electronically filed.

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed June 29, 1994. (File Nos. 33-44590 and 811-6504)

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 6, 1994. (File Nos. 33-44590 and 811-6504)

(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 30, 1995. (File Nos. 33-44590 and 811-6504)

(17) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed December 22, 1997. (File Nos. 33-44590 and 811-6504)

(18) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and 811-6504)

(20) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed February 22, 1999. (File Nos. 33-44590 and 811-6504)

                                    (ii) Conformed copy of Exhibit B to the
                                    Distributor's Contract; (12) (iii) Conformed
                                    copy of Exhibit C to the Distributor's
                                    Contract; (12) (iv) Conformed copy of
                                    Exhibit D to the Distributor's Contract;
                                    (12) (v) Conformed copy of Exhibit E to the
                                    Distributor's Contract; (12) (vi) Conformed
                                    copy of Exhibit F to the Distributor's
                                    Contract; (12) (vii) Conformed copy of
                                    Exhibit G to the Distributor's Contract;
                                    (12) (viii) Conformed copy of Exhibit H to
                                    the Distributor's Contract; (13) (ix)
                                    Conformed copy of Exhibit I to the
                                    Distributor's Contract; (16) (x) Conformed
                                    copy of Exhibit J to the Distributor's
                                    Contract; (16) (xi) Conformed copy of
                                    Exhibit K to the Distribution Agreement;
                                    (18)
(xii)    Conformed copy of Exhibit L to the  Distribution Agreement; (18)
(xiii)   Conformed copies of Exhibits O through T to the Distribution
           Agreement;(21)
  (f)     Not applicable;
  (g)     Conformed copy of Custodian Agreement of the Registrant; (12)
          (i)      Exhibit A to the Custodian Agreement; (12)
          (ii)     Exhibit B to the Custodian Agreement; (12)
          (iii)    Exhibit C to the Custodian Agreement; (12)
          (iv)     Exhibit D to the Custodian Agreement; (12)
          (v)      Conformed copy of Global Custody Agreement for the Biltmore
          Emerging Markets .........Fund;(17)
(vi) Copy of Amendment to Exhibit A to Custody Agreement; (19) (vii) Copy of Amendment to Exhibit A to Custody Agreement; +
  (h) Conformed copy of Portfolio Accounting and Shareholder Recordkeeping Agreement of the Registrant; (12)
          (i)      Copy of Schedule A to Portfolio Accounting and
          Shareholder Recordkeeping Agreement;                (12)
          (ii)     Copy of Schedule H to Portfolio Accounting and
          Shareholder Recordkeeping Agreement;                (12)

+  All exhibits have been electronically filed.

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 6, 1994. (File Nos. 33-44590 and 811-6504)

(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 30, 1995. (File Nos. 33-44590 and 811-6504)

(16) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed January 29, 1996. (File Nos. 33-44590 and 811-6504)

(18) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and 811-6504)

(19) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 24 on Form N-1A filed March 12, 1998. (File Nos. 33-44590 and 811-6504).

(21) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed July 29, 1999. (File Nos. 33-44590 and 811-6504)

 (iii) Copy of Schedule I to Portfolio Accounting and Shareholder Recordkeeping Agreement; (12)
 (iv)     Conformed Copy of Exhibit F to Transfer Agency and Service
          Agreement;(3)
 (v)      Conformed Copy of Schedule G to Transfer Agency and Service
          Agreement;(8)
 (vi)     Conformed Copy of Schedule G to Transfer Agency and Service
          Agreement;(8)
 (vii)    Conformed Copy of Sub-Transfer Agency and Service Agreement;(7)
 (viii) Conformed Copy of Administrative Services Agreement of the Registrant; (12)
 (ix)     Conformed copy of Exhibit A to the Administrative Services
          Agreement; (12)
 (x)      Conformed copy of Exhibit B to the Administrative Services
          Agreement; (12)
 (xi)     Conformed copy of Exhibit C to the Administrative Services
          Agreement; (12)
 (xii)    Conformed copy of Exhibit D to the Administrative Services
          Agreement; (12)
 (xiii) Conformed copy of Amendment No. 1 to the Administrative Services Agreement; (12)
 (xiv) Conformed copy of Amendment No. 2 to the Administrative Services Agreement; (15)
 (xv)     Conformed copy of Exhibit E to the Administrative Services
          Agreement; (12)
 (xvi)    Conformed Copy of Shareholder Services
          Plan; (16)
 (xvii) Conformed Copy of Exhibit A to
 Shareholder Services Plan; (12)
 (xviii)Conformed copy of Amendment No. 1 to
 Exhibit A of the Shareholder
          Services Plan; (12)
 (xix)    Conformed Copy of Amendment No. 2 to Exhibit A of the Shareholder
          Services
          Plan; (13)

+  All exhibits have been electronically filed.
(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed
         July 29, 1993.
         (File Nos. 33-44590 and 811-6504)
(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 6, 1994
         (File Nos. 33-44590 and 811-6504)

(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 30, 1995. (File Nos. 33-44590 and 811-6504)

(15) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed June 24, 1996. (File Nos. 33-44590 and 811-6504)

(16) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed January 29, 1996. (File Nos. 33-44590 and 811-6504)

(17) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed December 22, 1997. (File Nos. 33-44590 and 811-6504)

(18) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and 811-6504)

                  (xx) Conformed copy of Shareholder Services
                  Agreement; (16) (xxi) Conformed copy of
                  Exhibit A to Shareholder Services Agreement;
                  (12) (xxii) Amendment to Exhibit A of the
                  Shareholder Services Agreement; (19)
                  (xxiii)Conformed copy of Portfolio
                  Accounting and Shareholder Recordkeeping
                  Agreement Amendment No. 2 to Schedule B; (16)
                  (xxiv)Form of Agreement for Administrative Services; (17)
(xxv)    Amendment No. 1 to Agreement for Administrative Services; (18)
(xxvi)   Amendment to Exhibit A to the Shareholder Services Agreement; +
(xxvii) Conformed copy of Agreement for Fund Accounting Services, Administrative Service and Transfer Agency Services; +
          (i)      Conformed copy of Opinion and Consent of Counsel as to
                    legality of shares being registered; (12)
          (j)      Conformed copy of Consent of Independent Auditors; +
          (k)      Not applicable;
                   (l)     Conformed copy of Initial Capital Understanding; (2)
          (m)      Conformed copy of Distribution Plan and Exhibits A-B
                     thereto; (12)  (i) Conformed copy of Exhibit A to
                   Distribution Plan; (12) (ii) Conformed copy
                   of Exhibit B to Distribution Plan; (12)
                   (iii) Copy of Dealer Agreement; (6) (iv)
                   Copy of Exhibit to Dealer Agreement; (6) (v)
                   Copy of Rule 12b-1 Agreement; (2) (vi)Copy
                   of Exhibit A to 12b-1 Agreement; (6) (vii)
                   Copy of Exhibit B to 12b-1 Agreement; (6)
                   (viii) Copy of Exhibit C to 12b-1 Agreement;
                   (16)
(ix) Conformed copy of Exhibit D to Plan of Distribution; (18) (x) Conformed copy of Exhibit F to the Administrator's 12b-1 Agreement; + (xi) Conformed copy of Exhibit F to the Broker's 12b-1 Agreement; + (xii) Conformed copy of Exhibits F, G and H to the distribution Plan; +
---------------------
+ All exhibits have been electronically filed.

(2)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed March 6, 1992. (File Nos. 33-44590 and 811-6504)

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed December 2, 1992. (File Nos. 33-44590 and 811-6504)

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No.14 on Form N-1A filed October 6, 1994. (File Nos. 33-44590 and 811-6504)

(16) Response is incorporated  by reference to Registrant's  Post-.....Effective
     Amendment No. 20 on Form N-1A filed January 29, 1996. (File Nos. 33-44590 and 811-6504)

(17) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed December 22, 1997. (File Nos. 33-44590 and 811-6504)

(18) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and 811-6504)

(19) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 24 on Form N-1A filed March 12, 1998. (File Nos. 33-44590 and 811-6504).

              (n)      Not applicable;
              (o)      Copy of The Wachovia Funds Multiple Class Plan; (15)
(i) Amendment to Exhibit A to Multiple Class Plan; (18) (ii) Amendment to Exhibit A to Multiple Class Plan; (21) (iii) Amendment to Exhibit A to Multiple Class Plan; +
                           (p)      Conformed Copy of Power of Attorney; (15)

Item 24.          Persons Controlled by or Under Common Control with Registrant:

                  None

Item 25.          Indemnification:  (2)

Item 26.          Business and Other Connections of Investment Adviser:

               (a) For a description of the other business of the investment adviser, see the section entitled "Who Manages the Funds?" in Part A. The Officers of the investment adviser are: Chief Executive Officer, L. M. Baker, Jr.; President and Chief
                    Operating Officer, G. Joseph Prendergast; Vice Chairman, Robert S. McCoy, Jr.; Vice Chairman, Walter E. Leonard, Jr.; State Chief Executive Officer, Lewis N. Miller, Jr. (Virginia); State Chief Executive Officer, Will B. Spence (North Carolina/South Carolina); State Chief Executive Officer, D. Gary Thompson (Florida/Georgia); State President, James C. Cherry (Virginia Banking); State
                    President, J. Kenneth Coppedge (Florida Banking); State President, Isaiah Tidwell (Georgia Banking); Senior Executive Vice President, Jean E. Davis; Senior Executive Vice President, Mickey W. Dry; Senior Executive Vice
                    President,   Stanhope  A.  Kelly;   Senior   Executive  Vice
                    President, Kenneth W. McAllister; Senior Executive Vice President, John C. McLean, Jr.; and Senior Executive Vice President, Donald K. Truslow. The business address of each of the Officers of the investment adviser is Wachovia Bank, N.A., 100 North Main Street, Winston-Salem, N.C. 27101.

                    The Directors of the investment adviser are: L.M. Baker, Jr.; James S. Balloun; Peter C. Browning; John T. Casteen, III; John L. Clendenin; Thomas K. Hearn, Jr.; George W. Henderson, III; W. Hayne Hipp; Robert A. Ingram; George R. Lewis; Elizabeth Valk Long; John G. Medlin, Jr.; Lloyd U. Noland, III; Morris W. Offit; G. Joseph Prendergast; Sherwood H. Smith, Jr.; and John C. Whitaker, Jr.

+  All exhibits have been electronically filed.

(2)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on form N-1A filed March 6, 1992. (File Nos. 33-44590 and 811-6504)

(15) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on filed June 24, 1996. (File Nos. 33-44590 and 811-6504)

(18) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and 811-6504)

(21) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed July 29, 1999. (File Nos. 33-44590 and 811-6504)

Item 27.          Principal Underwriters:

     (a)  Federated   Securities   Corp.  the  Distributor  for  shares  of  the
Registrant,    acts    as    principal    underwriter    for    the    following
 .............open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

                    Federated   Securities   Corp.   also   acts  as   principal
                    underwriter for the following closed-end investment company:
                    Liberty Term Trust, Inc.- 1999.



                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant
Richard B. Fisher                          Chairman, Chief Executive
Federated Investors Tower                  Officer, Chief Operating
1001 Liberty Avenue                        Officer,
Pittsburgh, PA 15222-3779                  Federated Securities Corp.

Arthur L. Cherry                           Director,
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional
Federated Investors Tower                  Sales and Director,
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant
Federated Investors Tower                  Secretary and Treasurer,
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779





James F. Getz                              President-Broker/Dealer and
Federated Investors Tower                  Director,
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch                          Senior Vice President,
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                               Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey                           Vice President,
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                             Vice President,
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Larry Sebbens                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Donald C. Edwards                          Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kirk A. Montgomery                         Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson                         Assistant Secretary,                                   --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Victor R. Siclari                          Assistant Secretary,                                   --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis McAuley Assistant Treasurer,        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


                  (c)      Not applicable.

Item 28.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

               Registrant
               The Wachovia Funds                    5800 Corporate Drive
                                                     Pittsburgh, PA 15237-7010

               Federated Services Company            Federated Investors Tower
               (Transfer Agent, Dividend             Pittsburgh, PA 15222-3779
               Disbursing Agent and Portfolio
               Recordkeeper)

               Federated Services Company            Federated Investors Tower
               (Administrator)                       Pittsburgh, PA 15222-3779

               Wachovia Bank, N.A.                   301 North Main Street
               (Adviser)                             Winston-Salem, NC  21750

               Twin Capital Management, Inc.         3244 Washington Road
               (Sub-Adviser to Wachovia              McMurrary, PA  15315-3153
               Quantitative Equity Fund only)

               Wachovia Bank of North Carolina       Wachovia Trust Operations
               (Custodian)                           301 North Main Street
                                                     Winston-Salem, NC  21750

Item 29.          Management Services:  Not applicable.

Item 30.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders on behalf of each of its portfolios.

                                                    SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE WACHOVIA FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of January, 2000.

                                                THE WACHOVIA FUNDS

                           BY: /s/ Gail Cagney
                           Gail Cagney, Assistant Secretary
                           Attorney in Fact for John W. McGonigle
                           January 28, 2000


      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:



      NAME                                           TITLE                                       DATE

By:   /s/Gail Cagney
      Gail Cagney                                 Attorney In Fact                      January 28, 2000
      ASSISTANT SECRETARY                         For the Persons
                                                  Listed Below

      NAME                                           TITLE

John W. McGonigle*                          President and Treasurer
                            (Chief Executive Officer
                           and Principal Financial and
                               Accounting Officer)

James A. Hanley*                            Trustee

Samuel E. Hudgins*                          Trustee

J. Berkley Ingram, Jr.*                     Trustee

D. Dean Kaylor*                             Trustee

* By Power of Attorney